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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:           4/30

Date of reporting period:       10/31/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	October 31, 2013

Invesco Energy Fund

Nasdaq:

A: IENAX  ■  B: IENBX  ■  C: IEFCX  ■  Y: IENYX  ■  Investor: FSTEX  ■  R5: IENIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/13 to 10/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.29%
Class B Shares	11.88
Class C Shares	11.89
Class Y Shares	12.43
Investor Class Shares	12.28
Class R5 Shares	12.50
S&P 500 Index▼ (Broad Market Index)	11.15
MSCI World Energy Index■ (Style-Specific Index)	8.69
Lipper Natural Resource Funds Index¿ (Peer Group Index)	14.08

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■MSCI via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The MSCI World Energy Index is a free float-adjusted market-capitalization index that represents the energy segment in global developed market equity performance. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Natural Resource Funds Index is an unmanaged index considered representative of natural resource funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Energy Fund

Average Annual Total Returns As of 10/31/13, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	11.33%
10 Years	14.01
5 Years	9.39
1 Year	16.63

Class B Shares
Inception (3/28/02)	11.31%
10 Years	13.99
5 Years	9.54
1 Year	17.51

Class C Shares
Inception (2/14/00)	12.19%
10 Years	13.82
5 Years	9.82
1 Year	21.56

Class Y Shares
10 Years	14.82%
5 Years	10.91
1 Year	23.74

Investor Class Shares
Inception (1/19/84)	9.85%
10 Years	14.67
5 Years	10.64
1 Year	23.44

Class R5 Shares
Inception (1/31/06)	5.25%
5 Years	11.08
1 Year	23.87

Average Annual Total Returns As of 9/30/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	11.07%
10 Years	13.71
5 Years	3.22
1 Year	8.51

Class B Shares
Inception (3/28/02)	11.05%
10 Years	13.69
5 Years	3.26
1 Year	8.95

Class C Shares
Inception (2/14/00)	11.97%
10 Years	13.52
5 Years	3.61
1 Year	12.94

Class Y Shares
10 Years	14.51%
5 Years	4.65
1 Year	15.10

Investor Class Shares
Inception (1/19/84)	9.74%
10 Years	14.36
5 Years	4.39
1 Year	14.81

Class R5 Shares
Inception (1/31/06)	4.81%
5 Years	4.81
1 Year	15.23

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares was 1.16%, 1.91%, 1.91%, 0.91%, 1.16% and 0.79%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses on Class B or Class C shares in the past, performance would have been lower.

3                         Invesco Energy Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

        The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

    The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■ Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Energy Fund

Schedule of Investments(a)

October 31, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.92%
Diversified Chemicals–1.46%
Dow Chemical Co. (The)	484,936	$19,140,424

Integrated Oil & Gas–25.52%
BG Group PLC (United Kingdom)	1,284,927	26,174,937
BP PLC–ADR (United Kingdom)	633,358	29,451,147
Cenovus Energy Inc. (Canada)(b)	866,619	25,750,870
Chevron Corp.	548,799	65,833,928
Exxon Mobil Corp.	510,304	45,733,444
Galp Energia, SGPS, S.A. (Portugal)	630,663	10,698,207
Occidental Petroleum Corp.	744,502	71,531,752
Royal Dutch Shell PLC–ADR (United Kingdom)	286,669	19,109,355
Suncor Energy, Inc. (Canada)	1,086,571	39,487,987
		333,771,627

Oil & Gas Drilling–4.72%
Ensco PLC–Class A	606,610	34,971,067
Helmerich & Payne, Inc.	345,853	26,820,900
		61,791,967

Oil & Gas Equipment & Services–22.98%
Cameron International Corp.(c)	709,625	38,930,027
Halliburton Co.	1,040,259	55,164,935
National Oilwell Varco Inc.	339,553	27,564,913
Oceaneering International, Inc.	159,145	13,667,373
Schlumberger Ltd.	662,507	62,090,156
Superior Energy Services, Inc.(c)	498,164	13,365,740
Tidewater Inc.	434,529	26,167,336
Weatherford International Ltd.(c)	3,868,627	63,600,228
		300,550,708

Oil & Gas Exploration & Production–36.78%
Anadarko Petroleum Corp.	696,558	66,375,012
Apache Corp.	658,537	58,478,086
Cabot Oil & Gas Corp.	343,350	12,127,122
Canadian Natural Resources Ltd. (Canada)	1,034,779	32,841,777
Cobalt International Energy, Inc.(c)	301,874	7,006,496
Concho Resources Inc.(c)	319,111	35,296,868

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Devon Energy Corp.	646,379	$40,864,080
EOG Resources, Inc.	246,997	44,064,265
EQT Corp.	177,366	15,184,303
Marathon Oil Corp.	991,796	34,970,727
Midstates Petroleum Co. Inc.(b)(c)	2,382,057	13,434,801
Noble Energy, Inc.	386,596	28,967,638
Range Resources Corp.	170,096	12,877,968
Southwestern Energy Co.(c)	572,860	21,321,849
Ultra Petroleum Corp.(b)(c)	885,707	16,261,581
Whiting Petroleum Corp.(c)	613,301	41,023,704
		481,096,277

Oil & Gas Refining & Marketing–3.46%
Marathon Petroleum Corp.	241,171	17,282,314
Phillips 66	434,996	28,026,792
		45,309,106
Total Common Stocks & Other Equity Interests (Cost $910,454,293)		1,241,660,109

Money Market Funds–5.26%
Liquid Assets Portfolio–Institutional Class(d)	34,390,976	34,390,976
Premier Portfolio– Institutional Class(d)	34,390,977	34,390,977
Total Money Market Funds (Cost $68,781,953)		68,781,953
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.18% (Cost $979,236,246)		1,310,442,062

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.94%
Liquid Assets Portfolio–Institutional Class (Cost $25,328,216)(d)(e)	25,328,216	25,328,216
TOTAL INVESTMENTS–102.12% (Cost $1,004,564,462)		1,335,770,278
OTHER ASSETS LESS LIABILITIES–(2.12)%		(27,712,291)
NET ASSETS–100.00%		$1,308,057,987

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2013.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Energy Fund

Portfolio Composition

By industry, based on Net Assets

as of October 31, 2013

Oil & Gas Exploration & Production	36.8%
Integrated Oil & Gas	25.5
Oil & Gas Equipment & Services	23.0
Oil & Gas Drilling	4.7
Oil & Gas Refining & Marketing	3.5
Diversified Chemicals	1.4
Money Market Funds Plus Other Assets Less Liabilities	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Energy Fund

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $910,454,293)*	$1,241,660,109
Investments in affiliated money market funds, at value and cost	94,110,169
Total investments, at value (Cost $1,004,564,462)	1,335,770,278
Receivable for:
Fund shares sold	3,000,690
Dividends	197,254
Investment for trustee deferred compensation and retirement plans	65,387
Other assets	57,965
Total assets	1,339,091,574

Liabilities:
Payable for:
Fund shares reacquired	4,320,719
Collateral upon return of securities loaned	25,328,216
Accrued fees to affiliates	1,033,153
Accrued trustees’ and officers’ fees and benefits	3,544
Accrued other operating expenses	83,202
Trustee deferred compensation and retirement plans	264,753
Total liabilities	31,033,587
Net assets applicable to shares outstanding	$1,308,057,987

Net assets consist of:
Shares of beneficial interest	$971,371,710
Undistributed net investment income	3,599,466
Undistributed net realized gain	1,880,628
Net unrealized appreciation	331,206,183
$1,308,057,987

Net Assets:
Class A	$621,631,816
Class B	$43,786,509
Class C	$170,696,208
Class Y	$58,476,611
Investor Class	$384,994,092
Class R5	$28,472,751

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	13,661,157
Class B	1,068,436
Class C	4,268,800
Class Y	1,277,864
Investor Class	8,490,986
Class R5	609,670
Class A:
Net asset value per share	$45.50
Maximum offering price per share
(Net asset value of $45.50 ÷ 94.50%)	$48.15
Class B:
Net asset value and offering price per share	$40.98
Class C:
Net asset value and offering price per share	$39.99
Class Y:
Net asset value and offering price per share	$45.76
Investor Class:
Net asset value and offering price per share	$45.34
Class R5:
Net asset value and offering price per share	$46.70

*	At October 31, 2013, securities with an aggregate value of $24,595,577 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Energy Fund

Statement of Operations

For the six months ended October 31, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $242,967)	$9,583,840
Dividends from affiliated money market funds (includes securities lending income of $89,483)	100,127
Total investment income	9,683,967

Expenses:
Advisory fees	4,086,272
Administrative services fees	161,348
Custodian fees	29,199
Distribution fees:
Class A	770,161
Class B	241,092
Class C	846,181
Investor Class	471,259
Transfer agent fees — A, B, C, Y and Investor	1,298,709
Transfer agent fees — R5	12,893
Trustees’ and officers’ fees and benefits	48,436
Other	152,288
Total expenses	8,117,838
Less: Fees waived and expense offset arrangement(s)	(23,471)
Net expenses	8,094,367
Net investment income	1,589,600

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	36,258,465
Foreign currencies	(10,054)
36,248,411
Change in net unrealized appreciation of:
Investment securities	110,077,865
Foreign currencies	6,413
110,084,278
Net realized and unrealized gain	146,332,689
Net increase in net assets resulting from operations	$147,922,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Energy Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	October 31, 2013	April 30, 2013
Operations:
Net investment income	$1,589,600	$3,383,959
Net realized gain	36,248,411	8,185,488
Change in net unrealized appreciation	110,084,278	21,622,477
Net increase in net assets resulting from operations	147,922,289	33,191,924

Share transactions–net:
Class A	(68,765,894)	(120,237,028)
Class B	(11,754,636)	(24,331,767)
Class C	(13,121,515)	(40,623,146)
Class Y	(3,388,188)	(19,758,938)
Investor Class	(22,484,918)	(74,607,820)
Class R5	735,900	3,296,806
Net increase (decrease) in net assets resulting from share transactions	(118,779,251)	(276,261,893)
Net increase (decrease) in net assets	29,143,038	(243,069,969)

Net assets:
Beginning of period	1,278,914,949	1,521,984,918
End of period (includes undistributed net investment income of $3,599,466 and $2,009,866, respectively)	$1,308,057,987	$1,278,914,949

Notes to Financial Statements

October 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Class R5. On September 24, 2012, Institutional Class shares were renamed Class R5 shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

9                         Invesco Energy Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

10                         Invesco Energy Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

11                         Invesco Energy Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2013, the Adviser waived advisory fees of $21,612.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2013, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2013, IDI advised the Fund that IDI retained $42,939 in front-end sales commissions from the sale of Class A shares and $184, $30,326 and $2,978 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Energy Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,298,897,134	$36,873,144	$—	$1,335,770,278

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2013, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $1,859.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

13                         Invesco Energy Fund

The Fund had a capital loss carryforward as of April 30, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2018	$18,311,213	$—	$18,311,213
Not subject to expiration	4,703,771	—	4,703,771
	$23,014,984	$—	$23,014,984

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2013 was $66,760,920 and $217,992,931, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$338,005,348
Aggregate unrealized (depreciation) of investment securities	(12,052,923)
Net unrealized appreciation of investment securities	$325,952,425

Cost of investments for tax purposes is $1,009,817,853.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2013(a)		Year ended April 30, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	1,072,251	$46,101,021	3,466,046	$132,651,907
Class B	15,526	606,597	33,992	1,160,280
Class C	178,181	6,745,994	459,310	15,461,294
Class Y	205,590	8,860,114	537,792	20,325,514
Investor Class	466,265	19,957,895	1,601,961	61,059,919
Class R5	134,326	5,999,891	520,942	20,023,673

Automatic conversion of Class B shares to Class A shares:
Class A	154,861	6,679,282	222,281	8,527,717
Class B	(171,695)	(6,679,282)	(245,147)	(8,527,717)

Reacquired:
Class A	(2,862,843)	(121,546,197)	(6,937,707)	(261,416,652)
Class B	(146,916)	(5,681,951)	(497,562)	(16,964,330)
Class C	(525,181)	(19,867,509)	(1,685,634)	(56,084,440)
Class Y	(283,949)	(12,248,301)	(1,078,646)	(40,084,452)
Investor Class	(990,209)	(42,442,813)	(3,605,150)	(135,667,739)
Class R5	(119,473)	(5,263,992)	(428,441)	(16,726,867)
Net increase (decrease) in share activity	(2,873,266)	$(118,779,251)	(7,635,963)	$(276,261,893)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Energy Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/13	$40.52	$0.08	$4.90	$4.98	$—	$—	$—	$45.50	12.29%	$621,632	1.15	%(d)	1.15	%(d)	0.35	%(d)	5%
Year ended 04/30/13	39.00	0.14	1.38	1.52	—	—	—	40.52	3.90	619,826	1.15		1.16		0.37		56
Year ended 04/30/12	47.26	0.01	(8.27)	(8.26)	—	—	—	39.00	(17.48)	723,304	1.12		1.13		0.03		61
Year ended 04/30/11	35.99	(0.03)	11.33	11.30	(0.03)	—	(0.03)	47.26	31.42	1,048,194	1.13		1.13		(0.10)		58
One month ended 04/30/10	35.34	(0.03)	0.68	0.65	—	—	—	35.99	1.84	742,987	1.16	(e)	1.16	(e)	(1.00	)(e)	9
Year ended 03/31/10	23.91	0.07	11.38	11.45	(0.02)	—	(0.02)	35.34	47.91	725,470	1.17		1.18		0.22		49
Year ended 03/31/09	43.71	0.07	(19.47)	(19.40)	—	(0.40)	(0.40)	23.91	(44.39)	453,133	1.16		1.17		0.20		61
Class B
Six months ended 10/31/13	36.63	(0.08)	4.43	4.35	—	—	—	40.98	11.88	43,787	1.90	(d)	1.90	(d)	(0.40	)(d)	5
Year ended 04/30/13	35.52	(0.13)	1.24	1.11	—	—	—	36.63	3.12	50,241	1.90		1.91		(0.38)		56
Year ended 04/30/12	43.37	(0.26)	(7.59)	(7.85)	—	—	—	35.52	(18.10)	73,896	1.87		1.88		(0.72)		61
Year ended 04/30/11	33.25	(0.29)	10.41	10.12	—	—	—	43.37	30.44	116,438	1.88		1.88		(0.85)		58
One month ended 04/30/10	32.68	(0.05)	0.62	0.57	—	—	—	33.25	1.75	109,771	1.91	(e)	1.91	(e)	(1.75	)(e)	9
Year ended 03/31/10	22.26	(0.16)	10.58	10.42	—	—	—	32.68	46.81	108,880	1.92		1.93		(0.53)		49
Year ended 03/31/09	41.04	(0.19)	(18.19)	(18.38)	—	(0.40)	(0.40)	22.26	(44.79)	78,085	1.91		1.92		(0.55)		61
Class C
Six months ended 10/31/13	35.74	(0.08)	4.33	4.25	—	—	—	39.99	11.89	170,696	1.90	(d)	1.90	(d)	(0.40	)(d)	5
Year ended 04/30/13	34.66	(0.13)	1.21	1.08	—	—	—	35.74	3.12	164,978	1.90		1.91		(0.38)		56
Year ended 04/30/12	42.32	(0.26)	(7.40)	(7.66)	—	—	—	34.66	(18.10)	202,489	1.87		1.88		(0.72)		61
Year ended 04/30/11	32.44	(0.29)	10.17	9.88	—	—	—	42.32	30.46	283,422	1.88		1.88		(0.85)		58
One month ended 04/30/10	31.88	(0.05)	0.61	0.56	—	—	—	32.44	1.76	207,451	1.91	(e)	1.91	(e)	(1.75	)(e)	9
Year ended 03/31/10	21.71	(0.16)	10.33	10.17	—	—	—	31.88	46.85	205,003	1.92		1.93		(0.53)		49
Year ended 03/31/09	40.06	(0.19)	(17.76)	(17.95)	—	(0.40)	(0.40)	21.71	(44.82)	122,123	1.91		1.92		(0.55)		61
Class Y
Six months ended 10/31/13	40.70	0.13	4.93	5.06	—	—	—	45.76	12.43	58,477	0.90	(d)	0.90	(d)	0.60	(d)	5
Year ended 04/30/13	39.07	0.23	1.40	1.63	—	—	—	40.70	4.17	55,196	0.90		0.91		0.62		56
Year ended 04/30/12	47.23	0.11	(8.27)	(8.16)	—	—	—	39.07	(17.28)	74,126	0.87		0.88		0.28		61
Year ended 04/30/11	35.96	0.06	11.33	11.39	(0.12)	—	(0.12)	47.23	31.73	83,807	0.88		0.88		0.15		58
One month ended 04/30/10	35.31	(0.02)	0.67	0.65	—	—	—	35.96	1.84	48,291	0.91	(e)	0.91	(e)	(0.75	)(e)	9
Year ended 03/31/10	23.86	0.16	11.36	11.52	(0.07)	—	(0.07)	35.31	48.29	47,084	0.92		0.93		0.47		49
Year ended 03/31/09(f)	31.13	0.04	(6.91)	(6.87)	—	(0.40)	(0.40)	23.86	(22.08)	8,894	1.04	(e)	1.05	(e)	0.32	(e)	61
Investor Class
Six months ended 10/31/13	40.38	0.08	4.88	4.96	—	—	—	45.34	12.28	384,994	1.15	(d)	1.15	(d)	0.35	(d)	5
Year ended 04/30/13	38.86	0.14	1.38	1.52	—	—	—	40.38	3.91	363,981	1.15		1.16		0.37		56
Year ended 04/30/12	47.09	0.01	(8.24)	(8.23)	—	—	—	38.86	(17.48)	428,174	1.12		1.13		0.03		61
Year ended 04/30/11	35.86	(0.03)	11.29	11.26	(0.03)	—	(0.03)	47.09	31.42	594,201	1.13		1.13		(0.10)		58
One month ended 04/30/10	35.22	(0.03)	0.67	0.64	—	—	—	35.86	1.82	484,002	1.16	(e)	1.16	(e)	(1.00	)(e)	9
Year ended 03/31/10	23.82	0.07	11.35	11.42	(0.02)	—	(0.02)	35.22	47.96	475,026	1.17		1.18		0.22		49
Year ended 03/31/09	43.56	0.07	(19.41)	(19.34)	—	(0.40)	(0.40)	23.82	(44.40)	335,874	1.16		1.17		0.20		61
Class R5
Six months ended 10/31/13	41.51	0.16	5.03	5.19	—	—	—	46.70	12.50	28,473	0.79	(d)	0.79	(d)	0.71	(d)	5
Year ended 04/30/13	39.81	0.29	1.41	1.70	—	—	—	41.51	4.27	24,693	0.78		0.79		0.74		56
Year ended 04/30/12	48.07	0.16	(8.42)	(8.26)	—	—	—	39.81	(17.18)	19,996	0.76		0.77		0.39		61
Year ended 04/30/11	36.60	0.10	11.55	11.65	(0.18)	—	(0.18)	48.07	31.92	13,915	0.77		0.77		0.26		58
One month ended 04/30/10	35.93	(0.02)	0.69	0.67	—	—	—	36.60	1.87	7,667	0.77	(e)	0.77	(e)	(0.61	)(e)	9
Year ended 03/31/10	24.32	0.21	11.59	11.80	(0.19)	—	(0.19)	35.93	48.57	6,411	0.74		0.75		0.65		49
Year ended 03/31/09	44.23	0.24	(19.75)	(19.51)	—	(0.40)	(0.40)	24.32	(44.11)	3,416	0.70		0.71		0.66		61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $611,106, $47,825, $167,857, $56,580, $373,934 and $25,594 for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 03, 2008.

15                         Invesco Energy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,122.90	$6.15	$1,019.41	$5.85	1.15%
B	1,000.00	1,118.80	10.15	1,015.63	9.65	1.90
C	1,000.00	1,118.90	10.15	1,015.63	9.65	1.90
Y	1,000.00	1,124.30	4.82	1,020.67	4.58	0.90
Investor	1,000.00	1,122.80	6.15	1,019.41	5.85	1.15
R5	1,000.00	1,125.00	4.23	1,021.22	4.02	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2013 through October 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Energy Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Energy Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. Currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Natural Resources Funds Index. The Board noted

17                         Invesco Energy Fund

that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees noted that Invesco Canada Ltd. and a portfolio manager from the Affiliated Sub-Adviser began managing the assets of the Fund in February 2013. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of the Canadian fund advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the effective advisory fee rate of the Canadian Fund is above the Funds’ rate. The Board noted that Invesco Advisers and its affiliates do not advise any other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Energy Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-ENE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2013

Invesco Gold & Precious Metals Fund

Nasdaq:

A: IGDAX  ■  B: IGDBX  ■  C: IGDCX  ■  Y: IGDYX  ■  Investor: FGLDX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

14	Financial Highlights

15	Fund Expenses

16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/13 to 10/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-12.13%
Class B Shares	-12.79
Class C Shares	-12.68
Class Y Shares	-12.32
Investor Class Shares	-12.41
S&P 500 Index▼ (Broad Market Index)	11.15
Philadelphia Gold & Silver Index (price-only)■ (Style-Specific Index)	-13.07
Lipper Precious Metals Equity Funds Index■ (Peer Group Index)	-12.61

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Philadelphia Gold & Silver Index (price-only) is a capitalization-weighted, price-only index on the Philadelphia Stock Exchange that includes the leading companies involved in mining gold and silver.

The Lipper Precious Metals Equity Funds Index is an unmanaged index considered representative of precious metals funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Gold & Precious Metals Fund

Average Annual Total Returns
As of 10/31/13, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	8.10%
10 Years	4.64
5 Years	7.07
1 Year	-46.81

Class B Shares
Inception (3/28/02)	8.21%
10 Years	4.63
5 Years	7.14
1 Year	-46.97

Class C Shares
Inception (2/14/00)	9.37%
10 Years	4.46
5 Years	7.46
1 Year	-44.76

Class Y Shares
10 Years	5.38%
5 Years	8.48
1 Year	-43.76

Investor Class Shares
Inception (1/19/84)	0.60%
10 Years	5.25
5 Years	8.26
1 Year	-43.90

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date

Average Annual Total Returns
As of 9/30/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	8.18%
10 Years	5.78
5 Years	-1.89
1 Year	-47.72

Class B Shares
Inception (3/28/02)	8.29%
10 Years	5.77
5 Years	-1.87
1 Year	-47.86

Class C Shares
Inception (2/14/00)	9.45%
10 Years	5.57
5 Years	-1.57
1 Year	-45.74

Class Y Shares
10 Years	6.54%
5 Years	-0.54
1 Year	-44.60

Investor Class Shares
Inception (1/19/84)	0.62%
10 Years	6.40
5 Years	-0.79
1 Year	-44.74

of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.34%, 2.09%, 2.09%, 1.09% and 1.34%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Gold & Precious Metals Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■  Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Gold & Precious Metals Fund

Schedule of Investments

October 31, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.86%
Brazil–4.67%
Yamana Gold Inc.	1,402,301	$13,924,849

Canada–68.01%
Agnico Eagle Mines Ltd.	499,066	14,737,419
Alamos Gold Inc.(a)	708,825	11,292,522
B2Gold Corp.(b)	3,388,118	8,384,178
Barrick Gold Corp.	354,003	6,864,118
Continental Gold Ltd.(b)	724,862	2,746,216
Detour Gold Corp.(b)	1,276,557	10,431,868
Eldorado Gold Corp.	2,097,117	14,140,354
Franco-Nevada Corp.	341,996	15,387,524
Goldcorp, Inc.	687,747	17,489,406
Kinross Gold Corp.	2,511,396	12,766,544
Lydian International, Ltd.(a)(b)	4,424,329	3,394,843
New Gold Inc.(a)(b)	2,020,207	11,858,495
Osisko Mining Corp.(b)	2,066,929	10,090,801
Pan American Silver Corp.	624,735	6,628,438
Pretium Resources Inc.(a)(b)	364,531	1,192,260
Rubicon Minerals Corp.(b)	3,888,659	5,370,870
SEMAFO Inc.	2,677,987	7,269,042
Silver Wheaton Corp.	586,042	13,285,572
Tahoe Resources Inc.(b)	505,504	9,706,685
Torex Gold Resources Inc.(b)	8,882,116	9,882,270
Turquoise Hill Resources Ltd.(a)(b)	2,050,927	9,894,651
		202,814,076

Mali–4.07%
Randgold Resources Ltd.–ADR(a)	164,172	12,132,311

Mexico–3.01%
Fresnillo PLC	576,764	8,970,743

	Shares	Value
South Africa–0.79%
Gold Fields Ltd.–ADR	513,310	$2,361,226

United States–16.31%
Boart Longyear Ltd.(a)	9,235,359	3,753,582
iShares® Gold Trust–ETF(a)(b)	859,000	11,038,150
Newmont Mining Corp.	458,592	12,501,218
SPDR® Gold Trust–ETF(a)(b)	122,500	15,648,150
Stillwater Mining Co.(b)	523,332	5,709,552
		48,650,652
Total Common Stocks & Other Equity Interests (Cost $362,008,302)		288,853,857

Money Market Funds–3.13%
Liquid Assets Portfolio– Institutional Class(c)	4,663,024	4,663,024
Premier Portfolio–Institutional Class(c)	4,663,024	4,663,024
Total Money Market Funds (Cost $9,326,048)		9,326,048
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.99% (Cost $371,334,350)		298,179,905

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.71%
Liquid Assets Portfolio–Institutional Class (Cost $46,836,089)(c)(d)	46,836,089	46,836,089
TOTAL INVESTMENTS–115.70% (Cost $418,170,439)		345,015,994
OTHER ASSETS LESS LIABILITIES–(15.70)%		(46,811,729)
NET ASSETS–100.00%		$298,204,265

Investment Abbreviations:

ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
SPDR	– Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2013.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By industry, based on Net Assets

as of October 31, 2013

Gold	68.5%
Precious Metals & Minerals	14.9
Investment Companies–Exchange Traded Funds	8.9
Diversified Metals & Mining	3.3
Construction & Engineering	1.3
Money Market Funds Plus Other Assets Less Liabilities	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Gold & Precious Metals Fund

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $362,008,302)*	$288,853,857
Investments in affiliated money market funds, at value and cost	56,162,137
Total investments, at value (Cost $418,170,439)	345,015,994
Foreign currencies, at value (Cost $4,322)	5,980
Receivable for:
Fund shares sold	1,213,715
Dividends	187,873
Investment for trustee deferred compensation and retirement plans	38,504
Other assets	38,456
Total assets	346,500,522

Liabilities:
Payable for:
Investments purchased	619,993
Fund shares reacquired	372,203
Collateral upon return of securities loaned	46,836,089
Accrued fees to affiliates	310,588
Accrued trustees’ and officers’ fees and benefits	2,423
Accrued other operating expenses	54,592
Trustee deferred compensation and retirement plans	100,369
Total liabilities	48,296,257
Net assets applicable to shares outstanding	$298,204,265

Net assets consist of:
Shares of beneficial interest	$475,815,808
Undistributed net investment income (loss)	(33,661,630)
Undistributed net realized gain (loss)	(70,794,749)
Net unrealized appreciation (depreciation)	(73,155,164)
$298,204,265

Net Assets:
Class A	$128,345,516
Class B	$12,290,318
Class C	$30,841,007
Class Y	$19,125,061
Investor Class	$107,602,363

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	26,867,155
Class B	2,688,537
Class C	6,312,805
Class Y	3,947,934
Investor Class	22,402,115
Class A:
Net asset value per share	$4.78
Maximum offering price per share
(Net asset value of $4.78 ÷ 94.50%)	$5.06
Class B:
Net asset value and offering price per share	$4.57
Class C:
Net asset value and offering price per share	$4.89
Class Y:
Net asset value and offering price per share	$4.84
Investor Class:
Net asset value and offering price per share	$4.80

*	At October 31, 2013, securities with an aggregate value of $44,459,865 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Gold & Precious Metals Fund

Statement of Operations

For the six months ended October 31, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $206,132)	$1,650,111
Dividends from affiliated money market funds (includes securities lending income of $60,122)	63,253
Total investment income	1,713,364

Expenses:
Advisory fees	1,143,592
Administrative services fees	45,152
Custodian fees	23,953
Distribution fees:
Class A	160,027
Class B	71,034
Class C	161,211
Investor Class	141,807
Transfer agent fees	532,517
Trustees’ and officers’ fees and benefits	21,721
Other	125,358
Total expenses	2,426,372
Less: Fees waived and expense offset arrangement(s)	(8,962)
Net expenses	2,417,410
Net investment income (loss)	(704,046)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(26,827,761)
Foreign currencies	47,225
(26,780,536)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(13,918,145)
Foreign currencies	(1,233)
(13,919,378)
Net realized and unrealized gain (loss)	(40,699,914)
Net increase (decrease) in net assets resulting from operations	$(41,403,960)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Gold & Precious Metals Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	October 31, 2013	April 30, 2013
Operations:
Net investment income (loss)	$(704,046)	$(1,480,845)
Net realized gain (loss)	(26,780,536)	(38,026,907)
Change in net unrealized appreciation (depreciation)	(13,919,378)	(98,250,014)
Net increase (decrease) in net assets resulting from operations	(41,403,960)	(137,757,766)

Distributions to shareholders from net realized gains:
Class A	—	(3,925,111)
Class B	—	(562,938)
Class C	—	(1,055,242)
Class Y	—	(385,077)
Investor Class	—	(3,657,066)
Total distributions from net realized gains	—	(9,585,434)

Share transactions–net:
Class A	13,704,864	(7,251,414)
Class B	(2,510,977)	(7,338,493)
Class C	563,340	276,979
Class Y	3,517,821	4,509,038
Investor Class	(1,406,834)	(8,126,848)
Net increase (decrease) in net assets resulting from share transactions	13,868,214	(17,930,738)
Net increase (decrease) in net assets	(27,535,746)	(165,273,938)

Net assets:
Beginning of period	325,740,011	491,013,949
End of period (includes undistributed net investment income (loss) of $(33,661,630) and $(32,957,584), respectively)	$298,204,265	$325,740,011

Notes to Financial Statements

October 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Gold & Precious Metals Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be

8                         Invesco Gold & Precious Metals Fund

considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

9                         Invesco Gold & Precious Metals Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

10                         Invesco Gold & Precious Metals Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2013, the Adviser waived advisory fees of $7,488.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2013, IDI advised the Fund that IDI retained $46,024 in front-end sales commissions from the sale of Class A shares and $13,891, $13,399 and $4,612 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Gold & Precious Metals Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Brazil	$13,924,849	$—	$—	$13,924,849
Canada	202,814,076	—	—	202,814,076
Mali	12,132,311	—	—	12,132,311
Mexico	—	8,970,743	—	8,970,743
South Africa	2,361,226	—	—	2,361,226
United States	104,812,789	—	—	104,812,789
Total Investments	$336,045,251	$8,970,743	$—	$345,015,994

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,474.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will

12                         Invesco Gold & Precious Metals Fund

retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not Subject to expiration	$4,625,448	$1,875,608	$6,501,056

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2013 was $44,185,414 and $31,292,727, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,299,185
Aggregate unrealized (depreciation) of investment securities	(133,035,046)
Net unrealized appreciation (depreciation) of investment securities	$(99,735,861)

Cost of investments for tax purposes is $444,751,855.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2013(a)		Year ended April 30, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	8,784,449	$44,060,108	10,290,702	$75,679,608
Class B	64,348	307,137	171,317	1,165,562
Class C	1,206,329	6,140,762	2,236,088	17,158,589
Class Y	2,411,524	12,111,243	2,447,149	17,034,833
Investor Class	2,643,705	13,327,376	4,885,301	36,002,644

Issued as reinvestment of dividends:
Class A	—	—	487,583	3,656,873
Class B	—	—	70,481	510,279
Class C	—	—	127,725	987,317
Class Y	—	—	46,016	349,725
Investor Class	—	—	462,771	3,493,925

Automatic conversion of Class B shares to Class A shares:
Class A	163,696	823,349	333,482	2,324,382
Class B	(170,710)	(823,349)	(345,410)	(2,324,382)

Reacquired:
Class A	(6,252,258)	(31,178,593)	(12,498,930)	(88,912,277)
Class B	(420,118)	(1,994,765)	(954,748)	(6,689,952)
Class C	(1,115,462)	(5,577,422)	(2,482,531)	(17,868,927)
Class Y	(1,683,474)	(8,593,422)	(1,833,641)	(12,875,520)
Investor Class	(2,992,191)	(14,734,210)	(6,739,718)	(47,623,417)
Net increase (decrease) in share activity	2,639,838	$13,868,214	(3,296,363)	$(17,930,738)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Gold & Precious Metals Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 10/31/13	$5.44	$(0.01)	$(0.65)	$(0.66)	$—	$—	$—	$4.78	(12.13)%	$128,346	1.49	%(e)	1.49	%(e)	(0.36	)%(e)	11%
Year ended 04/30/13	7.78	(0.02)	(2.17)	(2.19)	—	(0.15)	(0.15)	5.44	(28.65)	131,605	1.32		1.32		(0.21)		25
Year ended 04/30/12	11.22	(0.04)	(2.69)	(2.73)	(0.23)	(0.48)	(0.71)	7.78	(25.24)	198,717	1.27		1.27		(0.39)		14
Year ended 04/30/11	8.64	(0.06)	2.97	2.91	(0.33)	—	(0.33)	11.22	33.86	274,558	1.23		1.23		(0.65)		30
One month ended 04/30/10	7.84	(0.01)	0.81	0.80	—	—	—	8.64	10.20	179,158	1.29	(f)	1.30	(f)	(0.77	)(f)	2
Year ended 03/31/10	5.91	(0.06)	2.13	2.07	(0.14)	—	(0.14)	7.84	34.88	157,681	1.31		1.32		(0.79)		3
Year ended 03/31/09	7.77	(0.01)	(1.82)	(1.83)	(0.03)	—	(0.03)	5.91	(23.51)	97,402	1.46		1.47		(0.18)		39
Class B
Six months ended 10/31/13	5.24	(0.03)	(0.64)	(0.67)	—	—	—	4.57	(12.79)	12,290	2.24	(e)	2.24	(e)	(1.11	)(e)	11
Year ended 04/30/13	7.54	(0.07)	(2.08)	(2.15)	—	(0.15)	(0.15)	5.24	(29.03)	16,834	2.07		2.07		(0.96)		25
Year ended 04/30/12	10.95	(0.11)	(2.61)	(2.72)	(0.21)	(0.48)	(0.69)	7.54	(25.82)	32,217	2.02		2.02		(1.14)		14
Year ended 04/30/11	8.46	(0.13)	2.89	2.76	(0.27)	—	(0.27)	10.95	32.73	55,497	1.98		1.98		(1.40)		30
One month ended 04/30/10	7.68	(0.01)	0.79	0.78	—	—	—	8.46	10.16	45,239	2.04	(f)	2.05	(f)	(1.52	)(f)	2
Year ended 03/31/10	5.77	(0.11)	2.08	1.97	(0.06)	—	(0.06)	7.68	34.07	41,467	2.06		2.07		(1.54)		3
Year ended 03/31/09	7.64	(0.06)	(1.80)	(1.86)	(0.01)	—	(0.01)	5.77	(24.22)	31,584	2.21		2.22		(0.93)		39
Class C
Six months ended 10/31/13	5.60	(0.03)	(0.68)	(0.71)	—	—	—	4.89	(12.68)	30,841	2.24	(e)	2.24	(e)	(1.11	)(e)	11
Year ended 04/30/13	8.05	(0.07)	(2.23)	(2.30)	—	(0.15)	(0.15)	5.60	(29.05)	34,820	2.07		2.07		(0.96)		25
Year ended 04/30/12	11.63	(0.11)	(2.78)	(2.89)	(0.21)	(0.48)	(0.69)	8.05	(25.77)	51,017	2.02		2.02		(1.14)		14
Year ended 04/30/11	8.97	(0.14)	3.07	2.93	(0.27)	—	(0.27)	11.63	32.77	80,280	1.98		1.98		(1.40)		30
One month ended 04/30/10	8.15	(0.01)	0.83	0.82	—	—	—	8.97	10.06	53,588	2.04	(f)	2.05	(f)	(1.52	)(f)	2
Year ended 03/31/10	6.12	(0.12)	2.21	2.09	(0.06)	—	(0.06)	8.15	34.08	51,104	2.06		2.07		(1.54)		3
Year ended 03/31/09	8.11	(0.06)	(1.92)	(1.98)	(0.01)	—	(0.01)	6.12	(24.30)	35,563	2.21		2.22		(0.93)		39
Class Y
Six months ended 10/31/13	5.52	(0.00)	(0.68)	(0.68)	—	—	—	4.84	(12.32)	19,125	1.24	(e)	1.24	(e)	(0.11	)(e)	11
Year ended 04/30/13	7.86	(0.00)	(2.19)	(2.19)	—	(0.15)	(0.15)	5.52	(28.35)	17,777	1.07		1.07		0.04		25
Year ended 04/30/12	11.32	(0.01)	(2.73)	(2.74)	(0.24)	(0.48)	(0.72)	7.86	(25.14)	20,131	1.02		1.02		(0.14)		14
Year ended 04/30/11	8.71	(0.04)	3.00	2.96	(0.35)	—	(0.35)	11.32	34.19	15,493	0.98		0.98		(0.40)		30
One month ended 04/30/10	7.91	(0.00)	0.80	0.80	—	—	—	8.71	10.11	5,690	1.04	(f)	1.05	(f)	(0.52	)(f)	2
Year ended 03/31/10	5.95	(0.04)	2.15	2.11	(0.15)	—	(0.15)	7.91	35.46	4,973	1.06		1.07		(0.54)		3
Year ended 03/31/09(g)	5.09	(0.00)	0.89	0.89	(0.03)	—	(0.03)	5.95	17.56	1,365	1.44	(f)	1.45	(f)	(0.16	)(f)	39
Investor Class
Six months ended 10/31/13	5.48	(0.01)	(0.67)	(0.68)	—	—	—	4.80	(12.41)	107,602	1.49	(e)	1.49	(e)	(0.36	)(e)	11
Year ended 04/30/13	7.83	(0.02)	(2.18)	(2.20)	—	(0.15)	(0.15)	5.48	(28.59)	124,703	1.32		1.32		(0.21)		25
Year ended 04/30/12	11.28	(0.04)	(2.70)	(2.74)	(0.23)	(0.48)	(0.71)	7.83	(25.20)	188,933	1.27		1.27		(0.39)		14
Year ended 04/30/11	8.69	(0.06)	2.98	2.92	(0.33)	—	(0.33)	11.28	33.78	279,686	1.23		1.23		(0.65)		30
One month ended 04/30/10	7.89	(0.01)	0.81	0.80	–	—	—	8.69	10.14	205,022	1.29	(f)	1.30	(f)	(0.77	)(f)	2
Year ended 03/31/10	5.94	(0.06)	2.15	2.09	(0.14)	—	(0.14)	7.89	35.04	187,995	1.31		1.32		(0.79)		3
Year ended 03/31/09	7.82	(0.01)	(1.84)	(1.85)	(0.03)	—	(0.03)	5.94	(23.61)	136,151	1.46		1.47		(0.18)		39

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Investor Class Shares, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $126,978, $14,091, $31,979, $16,903 and $112,521 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Annualized.
(g)	Commencement date of October 3, 2008.

14                         Invesco Gold & Precious Metals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$878.70	$7.06	$1,017.69	$7.58	1.49%
B	1,000.00	872.10	10.57	1,013.91	11.37	2.24
C	1,000.00	873.20	10.58	1,013.91	11.37	2.24
Y	1,000.00	876.80	5.87	1,018.95	6.31	1.24
Investor	1,000.00	875.90	7.05	1,017.69	7.58	1.49

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2013 through October 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

15                         Invesco Gold & Precious Metals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Gold & Precious Metals Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Fund are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Precious Metals Equity Funds Index. The Board noted that performance of Class A shares of the

16                         Invesco Gold & Precious Metals Fund

Fund was in the first quintile of the performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year period. The Trustees noted that Invesco Canada Ltd. and a portfolio manager from the Affiliated Sub-Adviser began managing the Fund in February 2013. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee rate waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective advisory fee rate before waivers higher than the Fund’s rate. The Board noted that Invesco Advisers and its affiliates do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

17                         Invesco Gold & Precious Metals Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-GPM-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2013

Invesco Technology Fund

Nasdaq:

A: ITYAX  ■  B: ITYBX  ■  C: ITHCX  ■  Y: ITYYX  ■  Investor: FTCHX  ■  R5: FTPIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/13 to 10/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.94%
Class B Shares	13.49
Class C Shares	13.52
Class Y Shares	14.10
Investor Class Shares	14.01
Class R5 Shares	14.30
S&P 500 Index▼ (Broad Market Index)	11.15
BofA Merrill Lynch 100 Technology Index (price only)■ (Style-Specific Index)	16.10
Lipper Science & Technology Funds Index■ (Peer Group Index)	18.89

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The BofA Merrill Lynch 100 Technology Index (price only) is an unmanaged, price-only, equal-dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.

    The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Technology Fund

Average Annual Total Returns
As of 10/31/13, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	2.02%
10 Years	4.56
5 Years	15.21
1 Year	15.20

Class B Shares
Inception (3/28/02)	1.98%
10 Years	4.54
5 Years	15.46
1 Year	16.00

Class C Shares
Inception (2/14/00)	-6.54%
10 Years	4.38
5 Years	15.68
1 Year	20.01

Class Y Shares
10 Years	5.26%
5 Years	16.81
1 Year	22.21

Investor Class Shares
Inception (1/19/84)	9.69%
10 Years	5.16
5 Years	16.60
1 Year	21.99

Class R5 Shares
Inception (12/21/98)	2.57%
10 Years	5.90
5 Years	17.32
1 Year	22.64

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that

Average Annual Total Returns
As of 9/30/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	1.91%
10 Years	5.52
5 Years	10.44
1 Year	6.66

Class B Shares
Inception (3/28/02)	1.88%
10 Years	5.50
5 Years	10.61
1 Year	7.01

Class C Shares
Inception (2/14/00)	-6.66%
10 Years	5.35
5 Years	10.87
1 Year	11.03

Class Y Shares
10 Years	6.22%
5 Years	11.96
1 Year	13.15

Investor Class Shares
Inception (1/19/84)	9.67%
10 Years	6.13
5 Years	11.76
1 Year	12.93

Class R5 Shares
Inception (12/21/98)	2.49%
10 Years	6.87
5 Years	12.45
1 Year	13.57

you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares was 1.52%, 2.27%, 2.27%, 1.27%, 1.48% and 0.89%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The

CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or expenses in the past, performance would have been lower.

3                         Invesco Technology Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

    The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

    The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices - We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Technology Fund

Schedule of Investments(a)

October 31, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.21%
Application Software–11.96%
Aspen Technology, Inc.(b)	257,696	$9,851,718
Cadence Design Systems, Inc.(b)	703,439	9,123,604
Citrix Systems, Inc.(b)	119,710	6,797,134
Informatica Corp.(b)	320,673	12,377,978
MicroStrategy Inc.–Class A(b)	59,921	7,309,763
Qlik Technologies Inc.(b)	103,705	2,627,885
Salesforce.com, Inc.(b)	368,013	19,637,173
SolarWinds, Inc.(b)	96,347	3,486,798
SS&C Techonologies Holdings, Inc.(b)	289,264	11,368,075
		82,580,128

Communications Equipment–13.24%
ARRIS Group Inc.(b)	660,940	11,804,388
Ciena Corp.(b)	162,877	3,790,148
Cisco Systems, Inc.	561,344	12,630,240
F5 Networks, Inc.(b)	151,435	12,343,467
Finisar Corp.(b)	232,037	5,339,171
JDS Uniphase Corp.(b)	688,734	9,015,528
Juniper Networks, Inc.(b)	171,582	3,198,289
QUALCOMM, Inc.	461,190	32,038,869
Telefonaktiebolaget LM Ericsson– ADR (Sweden)	105,558	1,265,641
		91,425,741

Computer Hardware–7.73%
Apple Inc.	80,082	41,830,833
Cray, Inc.(b)	257,576	5,759,399
Hewlett-Packard Co.	236,862	5,772,327
		53,362,559

Computer Storage & Peripherals–2.25%
EMC Corp.	645,716	15,542,384

Data Processing & Outsourced Services–8.59%
Alliance Data Systems Corp.(b)(c)	83,865	19,881,037
MasterCard, Inc.–Class A	39,200	28,110,320
Visa Inc.–Class A	57,623	11,332,715
		59,324,072

Electronic Manufacturing Services–2.79%
Jabil Circuit, Inc.	383,241	7,994,407
Sanmina Corp.(b)	775,152	11,286,213
		19,280,620

Internet Retail–4.29%
Amazon.com, Inc.(b)	35,384	12,880,838
Priceline.com Inc.(b)	12,660	13,341,488
RetailMeNot, Inc.(b)	104,904	3,421,968
		29,644,294

	Shares	Value
Internet Software & Services–13.42%
eBay Inc.(b)	114,098	$6,014,106
Facebook Inc.–Class A(b)	422,594	21,239,574
Google Inc.–Class A(b)	39,026	40,219,415
Millennial Media Inc.(b)(c)	351,965	2,474,314
ValueClick, Inc.(b)	281,104	5,400,008
VeriSign, Inc.(b)	226,779	12,309,564
Web.com Group Inc.(b)	187,250	5,046,387
		92,703,368

IT Consulting & Other Services–2.57%
Accenture PLC–Class A	82,325	6,050,888
International Business Machines Corp.	65,487	11,735,925
		17,786,813

Other Diversified Financial Services–0.30%
BlueStream Ventures L.P. (Acquired 08/03/00–06/13/08; Acquisition Cost $25,801,962)(b)(d)(e)	—	2,061,488

Semiconductor Equipment–2.70%
Applied Materials, Inc.	605,501	10,808,193
Teradyne, Inc.(b)(c)	287,521	5,028,742
Veeco Instruments Inc.(b)	95,359	2,785,437
		18,622,372

Semiconductors–15.96%
Altera Corp.	379,565	12,753,384
ARM Holdings PLC–ADR (United Kingdom)	53,751	2,536,510
Avago Technologies Ltd.	195,589	8,885,608
Cree, Inc.(b)	127,563	7,749,452
Cypress Semiconductor Corp.(b)	446,372	4,142,332
Diodes Inc.(b)	123,582	2,993,156
Fairchild Semiconductor International, Inc.(b)	509,394	6,454,022
Intermolecular Inc.(b)	437,354	2,536,653
Lattice Semiconductor Corp.(b)	687,896	3,528,907
Microsemi Corp.(b)	549,120	13,799,386
NXP Semiconductors N.V. (Netherlands)(b)	325,837	13,724,254
ON Semiconductor Corp.(b)	1,221,676	8,625,033
Semtech Corp.(b)	228,625	7,112,524
Skyworks Solutions, Inc.(b)	328,712	8,474,195
Texas Instruments Inc.	164,398	6,917,868
		110,233,284

Systems Software–9.41%
Check Point Software Technologies Ltd. (Israel)(b)	95,304	5,529,538
CommVault Systems, Inc.(b)	84,197	6,574,102
Fortinet Inc.(b)	415,164	8,348,948
Infoblox, Inc.(b)	92,845	4,126,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Technology Fund

	Shares	Value
Systems Software–(continued)
MICROS Systems, Inc.(b)	88,195	$4,784,579
Microsoft Corp.	472,387	16,698,880
Oracle Corp.	241,740	8,098,290
Red Hat, Inc.(b)	65,462	2,832,541
Symantec Corp.	352,924	8,025,492
		65,019,330
Total Common Stocks & Other Equity Interests (Cost $451,322,420)		657,586,453

Money Market Funds–4.44%
Liquid Assets Portfolio– Institutional Class(f)	15,344,963	15,344,963
Premier Portfolio– Institutional Class(f)	15,344,964	15,344,964
Total Money Market Funds (Cost $30,689,927)		30,689,927
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.65% (Cost $482,012,347)		688,276,380

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.55%
Liquid Assets Portfolio–Institutional Class (Cost $10,707,395)(f)(g)	10,707,395	$10,707,395
TOTAL INVESTMENTS–101.20% (Cost $492,719,742)		698,983,775
OTHER ASSETS LESS LIABILITIES–(1.20)%		(8,282,498)
NET ASSETS–100.00%		$690,701,277

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2013.
(d)	The Fund has a 10.29% ownership of BlueStream Ventures L.P. (“BlueStream”) and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of October 31, 2013 represented less than 1% of the Fund’s Net Assets. See Note 4.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2013 represented less than 1% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2013

Information Technology	90.6%
Consumer Discretionary	4.3
Financials	0.3
Money Market Funds Plus Other Assets Less Liabilities	4.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Technology Fund

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $429,410,584)*	$655,524,965
Investments in affiliates, at value (Cost $63,309,158)	43,458,810
Total investments, at value (Cost $492,719,742)	698,983,775
Foreign currencies, at value (Cost $18,585)	19,797
Receivable for:
Investments sold	3,387,280
Fund shares sold	123,837
Dividends	150,427
Investment for trustee deferred compensation and retirement plans	96,461
Fund expenses absorbed	17,801
Other assets	31,741
Total assets	702,811,119

Liabilities:
Payable for:
Investments purchased	17,480
Fund shares reacquired	345,936
Collateral upon return of securities loaned	10,707,395
Accrued fees to affiliates	715,216
Accrued trustees’ and officers’ fees and benefits	2,580
Accrued other operating expenses	85,070
Trustee deferred compensation and retirement plans	236,165
Total liabilities	12,109,842
Net assets applicable to shares outstanding	$690,701,277

Net assets consist of:
Shares of beneficial interest	$409,313,721
Undistributed net investment income	12,288,013
Undistributed net realized gain	62,834,298
Net unrealized appreciation	206,265,245
$690,701,277

Net Assets:
Class A	$274,748,488
Class B	$14,426,520
Class C	$27,094,549
Class Y	$4,554,842
Investor Class	$368,529,274
Class R5	$1,347,604

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	7,048,145
Class B	401,479
Class C	775,550
Class Y	116,799
Investor Class	9,517,700
Class R5	31,570
Class A:
Net asset value per share	$38.98
Maximum offering price per share
(Net asset value of $38.98 ÷ 94.50%)	$41.25
Class B:
Net asset value and offering price per share	$35.93
Class C:
Net asset value and offering price per share	$34.94
Class Y:
Net asset value and offering price per share	$39.00
Investor Class:
Net asset value and offering price per share	$38.72
Class R5:
Net asset value and offering price per share	$42.69

*	At October 31, 2013, securities with an aggregate value of $10,485,791 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Technology Fund

Statement of Operations

For the six months ended October 31, 2013

(Unaudited)

Investment income:
Dividends	$2,396,849
Dividends from affiliates (includes securities lending income of $11,921)	18,334
Total investment income	2,415,183

Expenses:
Advisory fees	2,384,609
Administrative services fees	90,738
Custodian fees	9,844
Distribution fees:
Class A	336,405
Class B	75,700
Class C	132,220
Investor Class	219,702
Transfer agent fees — A, B, C, Y and Investor	1,434,961
Transfer agent fees — R5	594
Trustees’ and officers’ fees and benefits	31,966
Other	180,850
Total expenses	4,897,589
Less: Fees waived and expense offset arrangement(s)	(20,140)
Net expenses	4,877,449
Net investment income (loss)	(2,462,266)

Realized and unrealized gain from:
Net realized gain from investment securities (includes net gains (losses) from securities sold to affiliates of $(273,285))	23,115,562
Change in net unrealized appreciation of:
Investment securities	67,182,498
Foreign currencies	77
67,182,575
Net realized and unrealized gain	90,298,137
Net increase in net assets resulting from operations	$87,835,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Technology Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	October 31, 2013	April 30, 2013
Operations:
Net investment income (loss)	$(2,462,266)	$(4,952,189)
Net realized gain	23,115,562	40,612,537
Change in net unrealized appreciation (depreciation)	67,182,575	(75,013,687)
Net increase (decrease) in net assets resulting from operations	87,835,871	(39,353,339)

Distributions to shareholders from net investment income:
Class A	—	(2,067,821)
Class Y	—	(42,036)
Investor Class	—	(2,898,473)
Class R5	—	(13,124)
Total distributions from net investment income	—	(5,021,454)

Distributions to shareholders from net realized gains:
Class A	—	(8,145,590)
Class B	—	(584,187)
Class C	—	(859,569)
Class Y	—	(122,937)
Investor Class	—	(10,962,625)
Class R5	—	(26,741)
Total distributions from net realized gains	—	(20,701,649)

Share transactions–net:
Class A	(12,972,835)	(33,413,046)
Class B	(2,463,045)	(6,807,369)
Class C	(936,218)	(4,406,481)
Class Y	307,798	(823,612)
Investor Class	(20,958,200)	(37,814,964)
Class R5	(16,244)	239,100
Net increase (decrease) in net assets resulting from share transactions	(37,038,744)	(83,026,372)
Net increase (decrease) in net assets	50,797,127	(148,102,814)

Net assets:
Beginning of period	639,904,150	788,006,964
End of period (includes undistributed net investment income of $12,288,013 and $14,750,279, respectively)	$690,701,277	$639,904,150

Notes to Financial Statements

October 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Class R5. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or

9                         Invesco Technology Fund

about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

10                         Invesco Technology Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

11                         Invesco Technology Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2013, the Adviser waived advisory fees of $14,804.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2013, IDI advised the Fund that IDI retained $14,359 in front-end sales commissions from the sale of Class A shares and $64, $4,369 and $1,472 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Technology Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$696,922,287	$—	$2,061,488	$698,983,775

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended October 31, 2013.

	Value 04/30/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/13	Interest/ Dividend Income
BlueStream Ventures L.P.	$2,283,037	$—	$—	$(221,549)	$—	$2,061,488	$—

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2013, the Fund engaged in securities sales of $3,787,172, which resulted in net realized gains (losses) of $(273,285).

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,336.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Technology Fund

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2013.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2013 was $130,498,137 and $172,901,542, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$254,409,940
Aggregate unrealized (depreciation) of investment securities	(32,833,037)
Net unrealized appreciation of investment securities	$221,576,903

Cost of investments for tax purposes is $477,406,872.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended October 31, 2013(a)		Year ended April 30, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	250,828	$9,335,160	535,960	$18,362,198
Class B	10,989	377,296	13,200	423,511
Class C	44,166	1,459,728	107,731	3,345,300
Class Y	20,874	779,967	30,394	1,043,683
Investor Class	164,877	6,036,012	464,516	15,778,210
Class R5	2,040	82,745	9,456	355,326
Issued as reinvestment of dividends:
Class A	—	—	291,058	9,558,339
Class B	—	—	18,524	564,438
Class C	—	—	27,577	817,094
Class Y	—	—	4,128	135,265
Investor Class	—	—	407,803	13,290,299
Class R5	—	—	1,101	39,357
Automatic conversion of Class B shares to Class A shares:
Class A	44,396	1,638,686	126,496	4,332,002
Class B	(48,081)	(1,638,686)	(136,661)	(4,332,002)
Reacquired:
Class A	(646,619)	(23,946,681)	(1,922,529)	(65,665,585)
Class B	(34,856)	(1,201,655)	(109,439)	(3,463,316)
Class C	(72,094)	(2,395,946)	(277,034)	(8,568,875)
Class Y	(12,850)	(472,169)	(58,080)	(2,002,560)
Investor Class	(731,618)	(26,994,212)	(1,959,156)	(66,883,473)
Class R5	(2,445)	(98,989)	(4,134)	(155,583)
Net increase (decrease) in share activity	(1,010,393)	$(37,038,744)	(2,429,089)	$(83,026,372)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

14                         Invesco Technology Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/13	$34.19	$(0.14)		$4.93		$4.79	$—	$—	$—	$38.98	14.01%		$274,748	1.47	%(d)	1.47	%(d)	(0.76	)%(d)	20%
Year ended 04/30/13	37.33	(0.24	)(e)	(1.57	)(f)	(1.81)	(0.27)	(1.06)	(1.33)	34.19	(4.70	)(f)	253,013	1.52		1.52		(0.70	)(e)	41
Year ended 04/30/12	35.86	(0.36)		1.83		1.47	—	—	—	37.33	4.10		312,389	1.55		1.56		(1.06)		48
Year ended 04/30/11	28.53	(0.22)		7.55	(g)	7.33	—	—	—	35.86	25.69		229,174	1.55		1.55		(0.73)		42
One month ended 04/30/10	27.91	(0.04)		0.66		0.62	—	—	—	28.53	2.22		191,274	1.66	(h)	1.66	(h)	(1.56	)(h)	4
Year ended 03/31/10	17.77	(0.20)		10.34		10.14	—	—	—	27.91	57.06		187,989	1.66		1.75		(0.87)		35
Year ended 03/31/09	25.58	(0.00	)(i)	(7.81	)(f)	(7.81)	—	—	—	17.77	(30.53	)(f)	122,823	1.55		1.83		(0.02	)(i)	68
Class B
Six months ended 10/31/13	31.64	(0.26)		4.55		4.29	—	—	—	35.93	13.56		14,427	2.22	(d)	2.22	(d)	(1.51	)(d)	20
Year ended 04/30/13	34.61	(0.46	)(e)	(1.45	)(f)	(1.91)	—	(1.06)	(1.06)	31.64	(5.39	)(f)	14,979	2.27		2.27		(1.45	)(e)	41
Year ended 04/30/12	33.47	(0.57)		1.71		1.14	—	—	—	34.61	3.41		23,803	2.30		2.31		(1.81)		48
Year ended 04/30/11	26.83	(0.41)		7.05	(g)	6.64	—	—	—	33.47	24.75		16,253	2.30		2.30		(1.48)		42
One month ended 04/30/10	26.26	(0.05)		0.62		0.57	—	—	—	26.83	2.17		18,853	2.41	(h)	2.41	(h)	(2.31	)(h)	4
Year ended 03/31/10	16.84	(0.35)		9.77		9.42	—	—	—	26.26	55.94		19,173	2.41		2.50		(1.62)		35
Year ended 03/31/09	24.43	(0.16	)(i)	(7.43	)(f)	(7.59)	—	—	—	16.84	(31.07	)(f)	16,952	2.30		2.58		(0.77	)(i)	68
Class C
Six months ended 10/31/13	30.76	(0.25)		4.43		4.18	—	—	—	34.94	13.59		27,095	2.22	(d)	2.22	(d)	(1.51	)(d)	20
Year ended 04/30/13	33.68	(0.45	)(e)	(1.41	)(f)	(1.86)	—	(1.06)	(1.06)	30.76	(5.39	)(f)	24,716	2.27		2.27		(1.45	)(e)	41
Year ended 04/30/12	32.58	(0.55)		1.65		1.10	—	—	—	33.68	3.38		31,836	2.30		2.31		(1.81)		48
Year ended 04/30/11	26.12	(0.41)		6.87	(g)	6.46	—	—	—	32.58	24.73		21,875	2.30		2.30		(1.48)		42
One month ended 04/30/10	25.57	(0.05)		0.60		0.55	—	—	—	26.12	2.15		16,931	2.41	(h)	2.41	(h)	(2.31	)(h)	4
Year ended 03/31/10	16.40	(0.35)		9.52		9.17	—	—	—	25.57	55.92		16,689	2.41		2.50		(1.62)		35
Year ended 03/31/09	23.78	(0.16	)(i)	(7.22	)(f)	(7.38)	—	—	—	16.40	(31.03	)(f)	9,340	2.30		2.58		(0.77	)(i)	68
Class Y
Six months ended 10/31/13	34.16	(0.09)		4.93		4.84	—	—	—	39.00	14.17		4,555	1.22	(d)	1.22	(d)	(0.51	)(d)	20
Year ended 04/30/13	37.31	(0.16	)(e)	(1.57	)(f)	(1.73)	(0.36)	(1.06)	(1.42)	34.16	(4.46	)(f)	3,716	1.27		1.27		(0.45	)(e)	41
Year ended 04/30/12	35.74	(0.27)		1.84		1.57	—	—	—	37.31	4.39		4,937	1.30		1.31		(0.81)		48
Year ended 04/30/11	28.37	(0.14)		7.51	(g)	7.37	—	—	—	35.74	25.98		3,683	1.30		1.30		(0.48)		42
One month ended 04/30/10	27.74	(0.03)		0.66		0.63	—	—	—	28.37	2.27		2,931	1.41	(h)	1.41	(h)	(1.31	)(h)	4
Year ended 03/31/10	17.63	(0.14)		10.25		10.11	—	—	—	27.74	57.34		2,856	1.41		1.50		(0.62)		35
Year ended 03/31/09(j)	20.92	0.02	(i)	(3.31	)(f)	(3.29)	—	—	—	17.63	(15.73	)(f)	541	1.30	(h)	1.86	(h)	0.23	(h)(i)	68
Investor Class
Six months ended 10/31/13	33.94	(0.11)		4.89		4.78	—	—	—	38.72	14.08	(k)	368,529	1.34	(d)(k)	1.34	(d)(k)	(0.63	)(d)(k)	20
Year ended 04/30/13	37.06	(0.22	)(e)	(1.56	)(f)	(1.78)	(0.28)	(1.06)	(1.34)	33.94	(4.64	)(f)(k)	342,287	1.48	(k)	1.48	(k)	(0.66	)(e)(k)	41
Year ended 04/30/12	35.58	(0.35)		1.83		1.48	—	—	—	37.06	4.16		414,003	1.52		1.53		(1.03)		48
Year ended 04/30/11	28.29	(0.19)		7.48	(g)	7.29	—	—	—	35.58	25.77		434,078	1.46		1.46		(0.64)		42
One month ended 04/30/10	27.67	(0.04)		0.66		0.62	—	—	—	28.29	2.24		396,631	1.65	(h)	1.65	(h)	(1.55	)(h)	4
Year ended 03/31/10	17.61	(0.20)		10.26		10.06	—	—	—	27.67	57.13		391,424	1.66		1.75		(0.87)		35
Year ended 03/31/09	25.35	(0.00	)(i)	(7.74	)(f)	(7.74)	—	—	—	17.61	(30.53	)(f)	262,730	1.53		1.81		0.00	(i)	68
Class R5
Six months ended 10/31/13	37.33	(0.03)		5.39		5.36	—	—	—	42.69	14.36		1,348	0.89	(d)	0.89	(d)	(0.18	)(d)	20
Year ended 04/30/13	40.64	(0.03	)(e)	(1.70	)(f)	(1.73)	(0.52)	(1.06)	(1.58)	37.33	(4.08	)(f)	1,194	0.89		0.89		(0.07	)(e)	41
Year ended 04/30/12	38.77	(0.14)		2.01		1.87	—	—	—	40.64	4.82		1,038	0.88		0.89		(0.39)		48
Year ended 04/30/11	30.64	(0.02)		8.15	(g)	8.13	—	—	—	38.77	26.53		635	0.89		0.89		(0.07)		42
One month ended 04/30/10	29.95	(0.02)		0.71		0.69	—	—	—	30.64	2.30		516	0.90	(h)	0.90	(h)	(0.80	)(h)	4
Year ended 03/31/10	18.93	(0.03)		11.05		11.02	—	—	—	29.95	58.21		522	0.91		0.91		(0.12)		35
Year ended 03/31/09	27.07	0.12	(i)	(8.26	)(f)	(8.14)	—	—	—	18.93	(30.07	)(f)	346	0.90		0.91		0.63	(i)	68

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $90,282,548 and sold of $44,478,217 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Technology Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $266,930, $15,017, $26,228, $4,090, $360,357 and $1,277 for Class A, Class B, Class C, Class Y, Investor Class, and Class R5 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.34) and (1.00)%, $(0.56) and (1.75)%, $(0.54) and (1.75)%, $(0.26) and (0.75)%, $(0.33) and (0.96)% and $(0.14) and (0.37)% for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share for the year ended April 30, 2013 would have been $(1.74), $(1.62), $(1.58), $(1.74), $(1.73) and $(1.87) for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively and total returns would have been lower. Net gains (losses) on securities (both realized and unrealized) per share for the year ended March 31, 2009 would have been $(8.01), $(7.63), $(7.42), $(3.33), $(7.94) and $(8.46) for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively and total returns would have been lower.
(g)	Net gains (losses) on securities (both realized and unrealized) include capital gains realized on a distribution from BlueStream Ventures L.P. on October 17, 2010. Net gains (losses) on securities (both realized and unrealized), excluding the capital gains, are $7.29, $6.81, $6.63, $7.25, $7.22 and $7.87 for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(h)	Annualized.
(i)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a distribution from BlueStream Ventures L.P. on October 23, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the distribution are $(0.13) and (0.57)%, $(0.29) and (1.32)%, $(0.29) and (1.32)%, $(0.02) and (0.32)%, $(0.13) and (0.55)% and $(0.01) and 0.08% for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(j)	Commencement date of October 3, 2008 for Class Y shares.
(k)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.12% and 0.20% for the six months ended October 31, 2013 and the year ended April 30, 2013, respectively.

15                         Invesco Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,139.40	$7.93	$1,017.80	$7.48	1.47%
B	1,000.00	1,134.90	11.95	1,014.01	11.27	2.22
C	1,000.00	1,135.20	11.95	1,014.01	11.27	2.22
Y	1,000.00	1,141.00	6.58	1,019.06	6.21	1.22
Investor	1,000.00	1,140.10	7.23	1,018.45	6.82	1.34
R5	1,000.00	1,143.00	4.81	1,020.72	4.53	0.89

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2013 through October 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Technology Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), and independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

17                         Invesco Technology Fund

Science & Technology Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective advisory fee rate of one mutual fund and above the rate of one mutual fund advised by Invesco Advisers with comparable investment strategies. The Board noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective advisory fee rate higher than the Fund’s rate.

Other than the funds described above, the Board noted that Invesco Advisers and its affiliates do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Technology Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-TEC-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2013

Invesco Technology Sector Fund

Nasdaq:

A: IFOAX  ■  B: IFOBX  ■  C: IFOCX  ■  Y: IFODX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

14	Financial Highlights

15	Fund Expenses

16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/13 to 10/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.15%
Class B Shares	13.72
Class C Shares	13.81
Class Y Shares	14.34
S&P 500 Index▼ (Broad Market Index)	11.15
Bank of America Merrill Lynch 100 Technology Index (price only)■ (Style-Specific Index)	16.10
Lipper Science & Technology Funds Index■ (Peer Group Index)	18.89

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Bank of America Merrill Lynch 100 Technology Index (price only) is an unmanaged, price-only, equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.

    The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley Technology Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Technology Sector Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Technology Sector Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.83%, 2.58%, 2.58% and 1.58%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Average Annual Total Returns As of 10/31/13, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	3.55%
10 Years	2.59
5 Years	11.80
1 Year	14.82

Class B Shares
Inception (11/28/95)	4.05%
10 Years	2.52
5 Years	11.95
1 Year	15.56

Class C Shares
Inception (7/28/97)	3.13%
10 Years	2.37
5 Years	12.22
1 Year	19.66

Class Y Shares
Inception (7/28/97)	4.15%
10 Years	3.39
5 Years	13.34
1 Year	21.86

Average Annual Total Returns As of 9/30/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	3.48%
10 Years	3.58
5 Years	7.72
1 Year	6.45

Class B Shares
Inception (11/28/95)	3.99%
10 Years	3.50
5 Years	7.80
1 Year	6.86

Class C Shares
Inception (7/28/97)	3.07%
10 Years	3.36
5 Years	8.12
1 Year	10.86

Class Y Shares
Inception (7/28/97)	4.09%
10 Years	4.41
5 Years	9.21
1 Year	12.99

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                         Invesco Technology Sector Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

        The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

    The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■ Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                         Invesco Technology Sector Fund

Schedule of Investments(a)

October 31, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.36%
Application Software–11.96%
Aspen Technology, Inc.(b)	35,648	$1,362,823
Cadence Design Systems, Inc.(b)	97,404	1,263,330
Citrix Systems, Inc.(b)	16,599	942,491
Informatica Corp.(b)	43,963	1,696,972
MicroStrategy Inc.–Class A(b)	8,756	1,068,144
Qlik Technologies Inc.(b)	14,467	366,594
Salesforce.com, Inc.(b)	50,575	2,698,682
SolarWinds, Inc.(b)	13,935	504,308
SS&C Techonologies Holdings, Inc.(b)	41,030	1,612,479
		11,515,823

Communications Equipment–13.41%
ARRIS Group Inc.(b)	92,700	1,655,622
Ciena Corp.(b)	24,111	561,063
Cisco Systems, Inc.	79,115	1,780,087
F5 Networks, Inc.(b)	22,002	1,793,383
Finisar Corp.(b)	33,797	777,669
JDS Uniphase Corp.(b)	95,343	1,248,040
Juniper Networks, Inc.(b)	24,576	458,097
QUALCOMM, Inc.	64,103	4,453,235
Telefonaktiebolaget LM Ericsson– ADR (Sweden)	15,395	184,586
		12,911,782

Computer Hardware–7.79%
Apple Inc.	11,251	5,876,960
Cray, Inc.(b)	36,548	817,213
Hewlett-Packard Co.	33,163	808,183
		7,502,356

Computer Storage & Peripherals–2.28%
EMC Corp.	90,987	2,190,057

Data Processing & Outsourced Services–8.57%
Alliance Data Systems Corp.(b)(c)	11,733	2,781,425
MasterCard, Inc.–Class A	5,404	3,875,209
Visa Inc.–Class A	8,111	1,595,190
		8,251,824

Electronic Manufacturing Services–2.80%
Jabil Circuit, Inc.	53,400	1,113,924
Sanmina Corp.(b)	108,327	1,577,241
		2,691,165

Internet Retail–4.28%
Amazon.com, Inc.(b)	4,837	1,760,813
Priceline.com Inc.(b)	1,779	1,874,764
RetailMeNot, Inc.(b)	14,960	487,995
		4,123,572

	Shares	Value
Internet Software & Services–13.43%
eBay Inc.(b)	16,131	$850,265
Facebook Inc.–Class A(b)	58,964	2,963,531
Google Inc.–Class A(b)	5,447	5,613,569
Millennial Media Inc.(b)(c)	49,658	349,096
ValueClick, Inc.(b)	37,646	723,180
VeriSign, Inc.(b)	31,245	1,695,978
Web.com Group Inc.(b)	27,377	737,810
		12,933,429

IT Consulting & Other Services–2.53%
Accenture PLC–Class A	11,539	848,116
International Business Machines Corp.	8,833	1,582,962
		2,431,078

Semiconductor Equipment–2.70%
Applied Materials, Inc.	84,289	1,504,559
Teradyne, Inc.(b)(c)	39,519	691,187
Veeco Instruments Inc.(b)	13,609	397,519
		2,593,265

Semiconductors–15.99%
Altera Corp.	53,440	1,795,584
ARM Holdings PLC–ADR (United Kingdom)	8,365	394,744
Avago Technologies Ltd.	27,335	1,241,829
Cree, Inc.(b)	17,922	1,088,762
Cypress Semiconductor Corp.(b)	63,704	591,173
Diodes Inc.(b)	16,933	410,117
Fairchild Semiconductor International, Inc.(b)	70,111	888,306
Intermolecular Inc.(b)	61,119	354,490
Lattice Semiconductor Corp.(b)	96,619	495,656
Microsemi Corp.(b)	77,149	1,938,755
NXP Semiconductors N.V. (Netherlands)(b)	44,236	1,863,220
ON Semiconductor Corp.(b)	168,392	1,188,848
Semtech Corp.(b)	31,884	991,911
Skyworks Solutions, Inc.(b)	47,526	1,225,220
Texas Instruments Inc.	22,077	929,000
		15,397,615

Systems Software–9.62%
Check Point Software Technologies Ltd. (Israel)(b)	13,408	777,932
CommVault Systems, Inc.(b)	12,124	946,642
Fortinet Inc.(b)	59,744	1,201,452
Infoblox, Inc.(b)	13,343	593,096
MICROS Systems, Inc.(b)	12,844	696,787
Microsoft Corp.	67,584	2,389,094
Oracle Corp.	33,553	1,124,026
Red Hat, Inc.(b)	9,532	412,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Technology Sector Fund

	Shares	Value
Systems Software–(continued)
Symantec Corp.	49,411	$1,123,606
		9,265,085
Total Common Stocks & Other Equity Interests (Cost $70,138,019)		91,807,051

Money Market Funds–4.53%
Liquid Assets Portfolio– Institutional Class(d)	2,179,017	2,179,017
Premier Portfolio–Institutional Class(d)	2,179,016	2,179,016
Total Money Market Funds (Cost $4,358,033)		4,358,033
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.89% (Cost $74,496,052)		96,165,084

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.00%
Liquid Assets Portfolio–Institutional Class (Cost $2,890,760)(d)(e)	2,890,760	$2,890,760
TOTAL INVESTMENTS–102.89% (Cost $77,386,812)		99,055,844
OTHER ASSETS LESS LIABILITIES–(2.89)%		(2,777,601)
NET ASSETS–100.00%		$96,278,243

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2013.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2013

Information Technology	91.1%
Consumer Discretionary	4.3
Money Market Funds Plus Other Assets Less Liabilities	4.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Technology Sector Fund

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $70,138,019)*	$91,807,051
Investments in affiliated money market funds, at value and cost	7,248,793
Total investments, at value (Cost $77,386,812)	99,055,844
Foreign currencies, at value (Cost $30)	32
Receivable for:
Investments sold	468,608
Fund shares sold	52,249
Dividends	20,749
Investment for trustee deferred compensation and retirement plans	16,186
Other assets	29,574
Total assets	99,643,242

Liabilities:
Payable for:
Investments purchased	2,293
Fund shares reacquired	128,865
Collateral upon return of securities loaned	2,890,760
Accrued fees to affiliates	274,979
Accrued trustees’ and officers’ fees and benefits	1,905
Accrued other operating expenses	41,856
Trustee deferred compensation and retirement plans	24,341
Total liabilities	3,364,999
Net assets applicable to shares outstanding	$96,278,243

Net assets consist of:
Shares of beneficial interest	$108,500,221
Undistributed net investment income (loss)	(984,922)
Undistributed net realized gain (loss)	(32,906,090)
Net unrealized appreciation	21,669,034
$96,278,243

Net Assets:
Class A	$85,289,583
Class B	$2,101,564
Class C	$8,187,755
Class Y	$699,341

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	6,223,130
Class B	174,766
Class C	680,745
Class Y	49,016
Class A:
Net asset value per share	$13.71
Maximum offering price per share
(Net asset value of $13.71 ÷ 94.50%)	$14.51
Class B:
Net asset value and offering price per share	$12.03
Class C:
Net asset value and offering price per share	$12.03
Class Y:
Net asset value and offering price per share	$14.27

*	At October 31, 2013, securities with an aggregate value of $2,841,642 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Technology Sector Fund

Statement of Operations

For the six months ended October 31, 2013

(Unaudited)

Investment income:
Dividends	$342,159
Dividends from affiliated money market funds (includes securities lending income of $1,137)	1,879
Total investment income	344,038

Expenses:
Advisory fees	321,796
Administrative services fees	25,205
Custodian fees	4,137
Distribution fees:
Class A	104,834
Class B	11,684
Class C	38,997
Transfer agent fees	246,018
Trustees’ and officers’ fees and benefits	12,962
Other	97,669
Total expenses	863,302
Less: Fees waived and expense offset arrangement(s)	(1,789)
Net expenses	861,513
Net investment income (loss)	(517,475)

Realized and unrealized gain from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $50,131)	5,347,182
Change in net unrealized appreciation of investment securities	7,657,675
Net realized and unrealized gain	13,004,857
Net increase in net assets resulting from operations	$12,487,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Technology Sector Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	October 31, 2013	April 30, 2013
Operations:
Net investment income (loss)	$(517,475)	$(1,075,951)
Net realized gain	5,347,182	6,270,201
Change in net unrealized appreciation (depreciation)	7,657,675	(10,827,340)
Net increase (decrease) in net assets resulting from operations	12,487,382	(5,633,090)

Share transactions–net:
Class A	(6,636,569)	(13,766,752)
Class B	(605,589)	(1,643,341)
Class C	(691,218)	(1,366,677)
Class Y	(21,030)	87,569
Net increase (decrease ) in net assets resulting from share transactions	(7,954,406)	(16,689,201)
Net increase (decrease ) in net assets	4,532,976	(22,322,291)

Net assets:
Beginning of period	91,745,267	114,067,558
End of period (includes undistributed net investment income (loss) of $(984,922) and $(467,447), respectively)	$96,278,243	$91,745,267

Notes to Financial Statements

October 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Technology Sector Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

8                         Invesco Technology Sector Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

9                         Invesco Technology Sector Fund

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.67%
Next $2.5 billion	0.645%
Over $3 billion	0.62%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

10                         Invesco Technology Sector Fund

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.00%, 2.75%, 2.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2013, the Adviser waived advisory fees of $1,652.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2013, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended October 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2013, IDI advised the Fund that IDI retained $384 in front-end sales commissions from the sale of Class A shares and $993 and $33 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2013, the Fund engaged in securities sales of $522,810, which resulted in net realized gains of $50,131.

11                         Invesco Technology Sector Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $137.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of April 30, 2013 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2014	$12,249,742	$—	$12,249,742
April 30, 2016	12,866,974	—	12,866,974
April 30, 2018	13,022,537	—	13,022,537
	$38,139,253	$—	$38,139,253

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2013 was $18,743,593 and $27,930,677, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$23,886,866
Aggregate unrealized (depreciation) of investment securities	(2,331,854)
Net unrealized appreciation of investment securities	$21,555,012

Cost of investments for tax purposes is $77,500,832.

12                         Invesco Technology Sector Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2013(a)		Year ended April 30, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	42,156	$549,308	104,151	$1,228,065
Class B	332	3,912	2,181	23,904
Class C	11,878	138,785	5,966	62,716
Class Y	11,088	149,483	35,593	435,744

Automatic conversion of Class B shares to Class A shares:
Class A	32,607	422,017	95,637	1,124,145
Class B	(37,094)	(422,017)	(108,171)	(1,124,145)

Reacquired:
Class A	(584,404)	(7,607,894)	(1,363,725)	(16,118,962)
Class B	(16,132)	(187,484)	(51,972)	(543,100)
Class C	(72,367)	(830,003)	(136,674)	(1,429,393)
Class Y	(12,500)	(170,513)	(28,062)	(348,175)
Net increase (decrease) in share activity	(624,436)	$(7,954,406)	(1,445,076)	$(16,689,201)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Technology Sector Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/13	$12.01	$(0.07)		$1.77		$1.70	$13.71	14.15%		$85,290	1.72	%(d)	1.72	%(d)	(1.00	)%(d)	20%
Year ended 04/30/13	12.59	(0.12	)(e)	(0.46	)(f)	(0.58)	12.01	(4.61	)(f)	80,866	1.82		1.83		(1.00	)(e)	43
One month ended 04/30/12	12.97	(0.01)		(0.37)		(0.38)	12.59	(2.93)		99,453	1.71	(g)	1.71	(g)	(1.34	)(g)	4
Year ended 03/31/12	11.70	(0.15)		1.42	(f)	1.27	12.97	10.85	(f)	103,068	1.81		1.82		(1.29)		38
Year ended 03/31/11	10.27	(0.11)		1.54		1.43	11.70	13.92		106,661	1.70		1.70		(1.08)		214
Year ended 03/31/10	7.12	(0.11)		3.26		3.15	10.27	44.24		106,337	1.92	(h)	1.92	(h)	(1.23	)(h)	113
Year ended 03/31/09	10.32	(0.11)		(3.09)		(3.20)	7.12	(31.01)		78,705	2.00	(h)	2.00	(h)	(1.32	)(h)	81
Class B
Six months ended 10/31/13	10.58	(0.10)		1.55		1.45	12.03	13.71		2,102	2.47	(d)	2.47	(d)	(1.75	)(d)	20
Year ended 04/30/13	11.18	(0.18	)(e)	(0.42	)(f)	(0.60)	10.58	(5.37	)(f)	2,408	2.57		2.58		(1.75	)(e)	43
One month ended 04/30/12	11.52	(0.02)		(0.32)		(0.34)	11.18	(2.95)		4,309	2.46	(g)	2.46	(g)	(2.09	)(g)	4
Year ended 03/31/12	10.47	(0.20)		1.25	(f)	1.05	11.52	10.03	(f)	4,626	2.56		2.57		(2.04)		38
Year ended 03/31/11	9.26	(0.17)		1.38		1.21	10.47	13.07		8,418	2.45		2.45		(1.83)		214
Year ended 03/31/10	6.47	(0.16)		2.95		2.79	9.26	43.12		14,261	2.67	(h)	2.67	(h)	(1.98	)(h)	113
Year ended 03/31/09	9.45	(0.17)		(2.81)		(2.98)	6.47	(31.53)		19,556	2.75	(h)	2.75	(h)	(2.07	)(h)	81
Class C
Six months ended 10/31/13	10.58	(0.10)		1.55		1.45	12.03	13.71	(i)	8,188	2.43	(d)(i)	2.43	(d)(i)	(1.71	)(d)(i)	20
Year ended 04/30/13	11.18	(0.18	)(e)	(0.42	)(f)	(0.60)	10.58	(5.37	)(f)	7,841	2.57		2.58		(1.75	)(e)	43
One month ended 04/30/12	11.52	(0.02)		(0.32)		(0.34)	11.18	(2.95)		9,745	2.46	(g)	2.46	(g)	(2.09	)(g)	4
Year ended 03/31/12	10.46	(0.20)		1.26	(f)	1.06	11.52	10.13	(f)	10,152	2.54		2.55		(2.02)		38
Year ended 03/31/11	9.25	(0.17)		1.38		1.21	10.46	13.08		10,794	2.45		2.45		(1.83)		214
Year ended 03/31/10	6.46	(0.16)		2.95		2.79	9.25	43.19		10,981	2.67	(h)	2.67	(h)	(1.98	)(h)	113
Year ended 03/31/09	9.44	(0.17)		(2.81)		(2.98)	6.46	(31.57)		8,927	2.75	(h)	2.75	(h)	(2.07	)(h)	81
Class Y
Six months ended 10/31/13	12.49	(0.05)		1.83		1.78	14.27	14.25		699	1.47	(d)	1.47	(d)	(0.75	)(d)	20
Year ended 04/30/13	13.06	(0.09	)(e)	(0.48	)(f)	(0.57)	12.49	(4.36	)(f)	630	1.57		1.58		(0.75	)(e)	43
One month ended 04/30/12	13.45	(0.01)		(0.38)		(0.39)	13.06	(2.90)		560	1.46	(g)	1.46	(g)	(1.09	)(g)	4
Year ended 03/31/12	12.10	(0.12)		1.47	(f)	1.35	13.45	11.16	(f)	555	1.56		1.57		(1.04)		38
Year ended 03/31/11	10.59	(0.09)		1.60		1.51	12.10	14.26		369	1.45		1.45		(0.83)		214
Year ended 03/31/10	7.33	(0.09)		3.35		3.26	10.59	44.47		312	1.67	(h)	1.67	(h)	(0.98	)(h)	113
Year ended 03/31/09	10.60	(0.09)		(3.18)		(3.27)	7.33	(30.85)		218	1.75	(h)	1.75	(h)	(1.07	)(h)	81

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $84,153, $2,318, $8,112 and $692 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.15) and (1.30)%, $(0.21) and (2.05)%, $(0.21) and (2.05)% and $(0.13) and (1.05)%, for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share for the year ended April 30, 2013 would have been $(0.55), $(0.51), $(0.51) and $(0.57) for Class A, Class B, Class C and Class Y shares, respectively and total returns would have been lower. Net gains (losses) on securities (both realized and unrealized) per share for the year ended March 31, 2012 would have been $1.29, $1.12, $1.13 and $1.34 for Class A, Class B, Class C and Class Y shares, respectively and total returns would have been lower.
(g)	Annualized.
(h)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended March 31, 2010 and 2009, respectively.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.96% for the six months ended October 31, 2013.

14                         Invesco Technology Sector Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,141.50	$9.28	$1,016.53	$8.74	1.72%
B	1,000.00	1,137.20	13.31	1,012.75	12.53	2.47
C	1,000.00	1,138.10	13.10	1,012.96	12.33	2.43
Y	1,000.00	1,143.40	7.94	1,017.80	7.48	1.47

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2013 through October 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

15                         Invesco Technology Sector Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Technology Sector Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that the continuation the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

16                         Invesco Technology Sector Fund

Science & Technology Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment advisory strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective fee rate of the two mutual funds advised by Invesco Advisers with comparable investment strategies. The Board noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective advisory fee rate higher than the Fund’s.

Other than the mutual funds described above, the Board noted that Invesco Advisers and its affiliates do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

17                         Invesco Technology Sector Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms     N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	MS-TECH-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2013

Invesco Dividend Income Fund

Nasdaq:

A: IAUTX  ■  B: IBUTX  ■  C: IUTCX  ■  Y: IAUYX  ■  Investor: FSTUX

■  R5: FSIUX  ■  R6 IFUTX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/13 to 10/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.19%
Class B Shares	3.85
Class C Shares	3.77
Class Y Shares	4.35
Investor Class Shares	4.23
Class R5 Shares	4.32
Class R6 Shares	4.33
S&P 500 Index▼ (Broad Market Index)	11.15
Dow Jones U.S. Select Dividend Index■ (Style-Specific Index)	8.57
Russell 1000 Value Index♦ (Style-Specific Index)	10.30
Lipper Equity Income Index▲ (Peer-Group Index)	8.66

Source(s): ▼Invesco, S&P-Dow Jones via FactSet ResearchSystems Inc.; ■Dow Jones via

       FactSet Research Systems Inc.;

       ♦Invesco, Russell via FactSet Research Systems Inc.; ▲Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Dow Jones U.S. Select Dividend™ Index represents the country’s leading stocks by dividend yield.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Equity Income Index is an unmanaged index considered representative of equity income funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Dividend Income Fund

Average Annual Total Returns
As of 10/31/13, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	7.60%
10 Years	9.95
5 Years	10.04
1 Year	8.48

Class B Shares
Inception (3/28/02)	7.58%
10 Years	9.94
5 Years	10.20
1 Year	8.94

Class C Shares
Inception (2/14/00)	1.88%
10 Years	9.77
5 Years	10.47
1 Year	12.97

Class Y Shares
10 Years	10.74%
5 Years	11.58
1 Year	15.11

Investor Class Shares
Inception (6/2/86)	8.38%
10 Years	10.60
5 Years	11.30
1 Year	14.87

Class R5 Shares
Inception (10/25/05)	7.88%
5 Years	11.82
1 Year	15.15

Class R6 Shares
10 Years	10.64%
5 Years	11.37
1 Year	15.16

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the

Average Annual Total Returns
As of 9/30/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	7.28%
10 Years	9.64
5 Years	6.35
1 Year	5.61

Class B Shares
Inception (3/28/02)	7.26%
10 Years	9.62
5 Years	6.44
1 Year	5.91

Class C Shares
Inception (2/14/00)	1.59%
10 Years	9.44
5 Years	6.76
1 Year	9.90

Class Y Shares
10 Years	10.42%
5 Years	7.84
1 Year	12.10

Investor Class Shares
Inception (6/2/86)	8.24%
10 Years	10.28
5 Years	7.56
1 Year	11.69

Class R5 Shares
Inception (10/25/05)	7.42%
5 Years	8.09
1 Year	12.11

Class R6 Shares
10 Years	10.31%
5 Years	7.63
1 Year	12.12

most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 1.10%, 1.85%, 1.85%, 0.85%, 1.10%, 0.85% and 0.85%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 1.34%, 2.09%, 2.09%, 1.09%, 1.34%, 0.88% and 0.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least August 31, 2014. See current prospectus for more information.

3                         Invesco Dividend Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

    The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

    The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■  Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Dividend Income Fund

Schedule of Investments(a)

October 31, 2013

(Unaudited)

	Shares	Value
Common Stocks–94.45%
Aerospace & Defense–5.96%
General Dynamics Corp.	81,989	$7,102,707
Lockheed Martin Corp.	143,223	19,097,355
		26,200,062

Air Freight & Logistics–1.29%
United Parcel Service, Inc.–Class B	57,504	5,649,193

Asset Management & Custody Banks–2.72%
Federated Investors, Inc.–Class B	440,332	11,941,804

Auto Parts & Equipment–1.19%
Johnson Controls, Inc.	113,501	5,238,071

Drug Retail–1.74%
Walgreen Co.	129,223	7,655,170

Electric Utilities–11.59%
American Electric Power Co., Inc.	87,326	4,090,350
Duke Energy Corp.	182,757	13,109,160
Exelon Corp.	152,779	4,360,313
Pepco Holdings, Inc.	645,816	12,451,332
Pinnacle West Capital Corp.	128,965	7,225,909
Portland General Electric Co.	182,807	5,246,561
Xcel Energy, Inc.	154,349	4,454,512
		50,938,137

Food Distributors–2.27%
Sysco Corp.	307,964	9,959,556

Gas Utilities–2.81%
AGL Resources Inc.	257,441	12,321,126

General Merchandise Stores–1.68%
Target Corp.	114,119	7,393,770

Heavy Electrical Equipment–0.86%
ABB Ltd. (Switzerland)	148,760	3,788,468

Household Products–3.75%
Kimberly-Clark Corp.	72,994	7,883,352
Procter & Gamble Co. (The)	106,294	8,583,240
		16,466,592

Integrated Oil & Gas–5.31%
Exxon Mobil Corp.	36,751	3,293,625
Royal Dutch Shell PLC–Class B (United Kingdom)	210,958	7,290,396
Total S.A. (France)	207,709	12,739,060
		23,323,081

Integrated Telecommunication Services–7.47%
AT&T Inc.	279,098	10,103,348
CenturyLink Inc.	308,519	10,446,453

	Shares	Value
Integrated Telecommunication Services–(continued)
Deutsche Telekom AG (Germany)	282,278	$4,445,687
Verizon Communications Inc.	154,781	7,817,988
		32,813,476

Life & Health Insurance–1.17%
Prudential Financial, Inc.	63,388	5,159,149

Multi-Utilities–10.44%
CMS Energy Corp.	168,165	4,617,811
Dominion Resources, Inc.	114,728	7,313,910
DTE Energy Co.	92,274	6,379,824
National Grid PLC (United Kingdom)	533,109	6,716,329
Public Service Enterprise Group Inc.	269,423	9,025,670
Sempra Energy	50,107	4,566,752
TECO Energy, Inc.	423,115	7,264,885
		45,885,181

Packaged Foods & Meats–8.47%
Campbell Soup Co.	241,424	10,277,420
General Mills, Inc.	235,527	11,875,271
Kraft Foods Group, Inc.	277,256	15,077,181
		37,229,872

Paper Packaging–2.95%
Avery Dennison Corp.	79,484	3,745,286
Sonoco Products Co.	227,001	9,225,321
		12,970,607

Pharmaceuticals–6.97%
Eli Lilly & Co.	180,394	8,987,229
Johnson & Johnson	153,387	14,205,170
Merck & Co., Inc.	165,082	7,443,548
		30,635,947

Property & Casualty Insurance–1.03%
Travelers Cos., Inc. (The)	52,357	4,518,409

Regional Banks–3.67%
Cullen/Frost Bankers, Inc.	121,991	8,635,743
M&T Bank Corp.	66,477	7,480,657
		16,116,400

Restaurants–0.64%
Darden Restaurants, Inc.	54,117	2,788,649

Semiconductors–3.71%
Linear Technology Corp.	176,003	7,240,764
Microchip Technology Inc.	210,446	9,040,760
		16,281,524

Soft Drinks–1.75%
Coca-Cola Co. (The)	194,363	7,690,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Dividend Income Fund

	Shares	Value
Tobacco–5.01%
Altria Group, Inc.	364,593	$13,573,797
Philip Morris International Inc.	94,516	8,423,266
		21,997,063
Total Common Stocks (Cost $346,209,999)		414,962,251

Money Market Funds–5.39%
Liquid Assets Portfolio–Institutional Class(b)	11,844,242	11,844,242
Premier Portfolio–Institutional Class(b)	11,844,243	11,844,243
Total Money Market Funds (Cost $23,688,485)		23,688,485
TOTAL INVESTMENTS–99.84% (Cost $369,898,484)		438,650,736
OTHER ASSETS LESS LIABILITIES–0.16%		716,104
NET ASSETS–100.00%		$439,366,840

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2013

Utilities	24.8%
Consumer Staples	23.0
Industrials	9.0
Financials	8.6
Telecommunication Services	7.5
Health Care	7.0
Energy	5.3
Information Technology	3.7
Consumer Discretionary	3.5
Materials	2.1
Money Market Funds Plus Other Assets Less Liabilities	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Dividend Income Fund

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $346,209,999)	$414,962,251
Investments in affiliated money market funds, at value and cost	23,688,485
Total investments, at value (Cost $369,898,484)	438,650,736
Receivable for:
Fund shares sold	835,912
Dividends	591,991
Foreign currency contracts outstanding	7,019
Investment for trustee deferred compensation and retirement plans	73,933
Other assets	59,469
Total assets	440,219,060

Liabilities:
Payable for:
Investments purchased	206,484
Fund shares reacquired	220,741
Accrued fees to affiliates	249,074
Accrued trustees’ and officers’ fees and benefits	2,539
Accrued other operating expenses	34,033
Trustee deferred compensation and retirement plans	139,349
Total liabilities	852,220
Net assets applicable to shares outstanding	$439,366,840

Net assets consist of:
Shares of beneficial interest	$364,991,672
Undistributed net investment income	88,688
Undistributed net realized gain	5,529,603
Net unrealized appreciation	68,756,877
$439,366,840

Net Assets:
Class A	$290,135,316
Class B	$13,320,621
Class C	$33,497,328
Class Y	$8,622,670
Investor Class	$66,288,390
Class R5	$658,745
Class R6	$26,843,770

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	15,663,506
Class B	717,112
Class C	1,787,253
Class Y	461,386
Investor Class	3,547,508
Class R5	35,548
Class R6	1,447,884
Class A:
Net asset value per share	$18.52
Maximum offering price per share
(Net asset value of $18.52 ÷ 94.50%)	$19.60
Class B:
Net asset value and offering price per share	$18.58
Class C:
Net asset value and offering price per share	$18.74
Class Y:
Net asset value and offering price per share	$18.69
Investor Class:
Net asset value and offering price per share	$18.69
Class R5:
Net asset value and offering price per share	$18.53
Class R6:
Net asset value and offering price per share	$18.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Dividend Income Fund

Statement of Operations

For the six months ended October 31, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $73,735)	$7,156,535
Dividends from affiliated money market funds	8,660
Total investment income	7,165,195

Expenses:
Advisory fees	1,525,349
Administrative services fees	62,854
Custodian fees	5,489
Distribution fees:
Class A	342,366
Class B	71,588
Class C	151,930
Investor Class	82,254
Transfer agent fees — A, B, C, Y and Investor	391,451
Transfer agent fees — R5	147
Transfer agent fees — R6	388
Trustees’ and officers’ fees and benefits	21,638
Other	109,192
Total expenses	2,764,646
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(374,436)
Net expenses	2,390,210
Net investment income	4,774,985

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	843,193
Foreign currencies	1,062
Foreign currency contracts	(306,422)
537,833
Change in net unrealized appreciation of:
Investment securities	12,013,955
Foreign currencies	3,534
Foreign currency contracts	69,430
12,086,919
Net realized and unrealized gain	12,624,752
Net increase in net assets resulting from operations	$17,399,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Dividend Income Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	October 31, 2013	April 30, 2013
Operations:
Net investment income	$4,774,985	$10,289,535
Net realized gain	537,833	40,979,803
Change in net unrealized appreciation	12,086,919	5,430,459
Net increase in net assets resulting from operations	17,399,737	56,699,797

Distributions to shareholders from net investment income:
Class A	(3,728,449)	(7,323,571)
Class B	(142,224)	(363,781)
Class C	(301,387)	(583,225)
Class Y	(80,190)	(190,042)
Investor Class	(893,398)	(1,913,528)
Class R5	(10,172)	(154,290)
Class R6	(368,790)	(183,969)
Total distributions from net investment income	(5,524,610)	(10,712,406)

Distributions to shareholders from net realized gains:
Class A	—	(14,828,315)
Class B	—	(957,458)
Class C	—	(1,515,413)
Class Y	—	(301,604)
Investor Class	—	(3,755,312)
Class R5	—	(44,675)
Class R6	—	(602,241)
Total distributions from net realized gains	—	(22,005,018)

Share transactions–net:
Class A	20,024,246	5,174,782
Class B	(2,147,060)	(4,584,230)
Class C	4,809,838	(460,100)
Class Y	3,196,841	(854,033)
Investor Class	(2,629,616)	426,966
Class R5	(38,259)	(8,332,612)
Class R6	4,954,950	20,713,129
Net increase in net assets resulting from share transactions	28,170,940	12,083,902
Net increase in net assets	40,046,067	36,066,275

Net assets:
Beginning of period	399,320,773	363,254,498
End of period (includes undistributed net investment income of $88,688 and $838,313, respectively)	$439,366,840	$399,320,773

Notes to Financial Statements

October 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Dividend Income Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

9                         Invesco Dividend Income Fund

The Fund’s investment objective is current income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

10                         Invesco Dividend Income Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Dividend Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least August 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.85%, 0.85% , 1.10%, 0.85% and 0.85%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2014. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2013, the Adviser waived advisory fees of $19,582 and reimbursed class level expenses of $248,385, $12,984, $27,556, $4,856, $59,675 and $75 of Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2013, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2013, IDI advised the Fund that IDI retained $83,060 in front-end sales commissions from the sale of Class A shares and $2,539, $7,795 and $1,283 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2013, the Fund incurred $8 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed behalf of the fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Dividend Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$408,116,483	$30,534,253	$—	$438,650,736
Foreign Currency Contracts*	—	7,019	—	7,019
Total Investments	$408,116,483	$30,541,272	$—	$438,657,755

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Foreign currency contracts(a)	$7,019	$—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended October 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Foreign Currency Contracts*
Realized Gain (Loss)
Currency risk	$(306,422)
Change in Unrealized Appreciation
Currency risk	69,430
Total	$(236,992)

*	The average notional value of foreign currency contracts outstanding during the period was $6,831,287.

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
12/16/13	Citibank Capital	EUR	3,240,652	USD	4,403,269	$4,400,327	$2,942
12/16/13	Deutsche Bank	EUR	2,896,535	USD	3,937,144	3,933,067	4,077
Total foreign currency contracts							$7,019

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

13                         Invesco Dividend Income Fund

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in FASB ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of October 31, 2013.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Citibank Capital	$2,942	$—	$2,942	$—	$—	$2,942
Deutsche Bank	4,077	—	4,077	—	—	4,077
Total	$7,019	$—	$7,019	$—	$—	$7,019

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,323.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2013.

14                         Invesco Dividend Income Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2013 was $35,148,281 and $6,099,667, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$71,517,701
Aggregate unrealized (depreciation) of investment securities	(2,768,301)
Net unrealized appreciation of investment securities	$68,749,400

Cost of investments for tax purposes is $369,901,336.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2013(a)		Year ended April 30, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	2,196,884	$38,748,668	1,897,891	$33,071,615
Class B	30,245	544,811	42,841	744,442
Class C	456,584	8,326,527	412,236	7,207,142
Class Y	328,877	5,898,608	344,217	6,070,802
Investor Class	121,929	2,214,561	506,211	8,923,571
Class R5	2,232	40,555	42,665	744,315
Class R6(b)	280,951	5,043,031	1,140,531	20,188,345

Issued as reinvestment of dividends:
Class A	180,528	3,252,749	1,185,890	20,145,501
Class B	7,203	130,129	71,975	1,223,836
Class C	14,326	261,328	110,209	1,890,089
Class Y	3,409	62,223	24,046	412,641
Investor Class	45,882	833,846	311,372	5,336,153
Class R5	563	10,154	11,325	194,719
Class R6	20,442	368,790	46,360	786,210

Automatic conversion of Class B shares to Class A shares:
Class A	44,396	1,627,684	174,895	3,029,061
Class B	(48,081)	(1,627,684)	(174,469)	(3,029,061)

Reacquired:
Class A	(1,314,971)	(23,604,855)	(2,943,961)	(51,071,395)
Class B	(107,696)	(1,194,316)	(202,356)	(3,523,447)
Class C	(207,771)	(3,778,017)	(547,916)	(9,557,331)
Class Y	(153,986)	(2,763,990)	(414,502)	(7,337,476)
Investor Class	(312,856)	(5,678,023)	(798,837)	(13,832,758)
Class R5	(4,986)	(88,968)	(529,235)	(9,271,646)
Class R6	(25,493)	(456,871)	(14,907)	(261,426)
Net increase in share activity	1,558,611	$28,170,940	696,481	$12,083,902

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. Also, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Commencement date of September 24, 2012.

15                         Invesco Dividend Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/13	$18.02	$0.22	$0.53		$0.75	$(0.25)	$—	$(0.25)	$18.52	4.19%		$290,135	1.09	%(d)	1.28	%(d)	2.36	%(d)	2%
Year ended 04/30/13	16.93	0.50	2.21		2.71	(0.52)	(1.10)	(1.62)	18.02	16.83		262,332	1.26		1.34		2.87		66
Year ended 04/30/12	16.18	0.43	0.73		1.16	(0.41)	—	(0.41)	16.93	7.31		241,103	1.32		1.37		2.66		14
Year ended 04/30/11	14.28	0.40	1.87		2.27	(0.37)	—	(0.37)	16.18	16.24		132,403	1.45		1.46		2.75		17
One month ended 04/30/10	14.00	0.01	0.27		0.28	—	—	—	14.28	2.00		130,406	1.49	(e)	1.50	(e)	0.53	(e)	0
Year ended 03/31/10	11.57	0.34	2.43		2.77	(0.34)	—	(0.34)	14.00	24.06		129,685	1.53		1.54		2.58		14
Year ended 03/31/09	17.89	0.35	(6.29	)(f)	(5.94)	(0.38)	—	(0.38)	11.57	(33.56	)(f)	118,328	1.48		1.50		2.26		5
Class B
Six months ended 10/31/13	18.07	0.15	0.54		0.69	(0.18)	—	(0.18)	18.58	3.85		13,321	1.84	(d)	2.03	(d)	1.61	(d)	2
Year ended 04/30/13	16.97	0.37	2.21		2.58	(0.38)	(1.10)	(1.48)	18.07	15.92		15,099	2.01		2.09		2.12		66
Year ended 04/30/12	16.22	0.31	0.73		1.04	(0.29)	—	(0.29)	16.97	6.50		18,620	2.07		2.12		1.91		14
Year ended 04/30/11	14.31	0.29	1.88		2.17	(0.26)	—	(0.26)	16.22	15.42		13,669	2.20		2.21		2.00		17
One month ended 04/30/10	14.04	(0.00)	0.27		0.27	—	—	—	14.31	1.92		15,680	2.24	(e)	2.25	(e)	(0.22	)(e)	0
Year ended 03/31/10	11.60	0.24	2.44		2.68	(0.24)	—	(0.24)	14.04	23.19		15,828	2.28		2.29		1.83		14
Year ended 03/31/09	17.95	0.24	(6.32	)(f)	(6.08)	(0.27)	—	(0.27)	11.60	(34.12	)(f)	18,254	2.23		2.25		1.51		5
Class C
Six months ended 10/31/13	18.24	0.15	0.53		0.68	(0.18)	—	(0.18)	18.74	3.77		33,497	1.84	(d)	2.03	(d)	1.61	(d)	2
Year ended 04/30/13	17.11	0.37	2.24		2.61	(0.38)	(1.10)	(1.48)	18.24	15.99		27,793	2.01		2.09		2.12		66
Year ended 04/30/12	16.36	0.31	0.73		1.04	(0.29)	—	(0.29)	17.11	6.46		26,511	2.07		2.12		1.91		14
Year ended 04/30/11	14.43	0.30	1.90		2.20	(0.27)	—	(0.27)	16.36	15.45		13,433	2.20		2.21		2.00		17
One month ended 04/30/10	14.15	(0.00)	0.28		0.28	—	—	—	14.43	1.98		12,457	2.24	(e)	2.25	(e)	(0.22	)(e)	0
Year ended 03/31/10	11.70	0.25	2.45		2.70	(0.25)	—	(0.25)	14.15	23.09		12,723	2.28		2.29		1.83		14
Year ended 03/31/09	18.09	0.24	(6.36	)(f)	(6.12)	(0.27)	—	(0.27)	11.70	(34.06	)(f)	11,817	2.23		2.25		1.51		5
Class Y
Six months ended 10/31/13	18.18	0.24	0.54		0.78	(0.27)	—	(0.27)	18.69	4.35		8,623	0.84	(d)	1.03	(d)	2.61	(d)	2
Year ended 04/30/13	17.07	0.54	2.24		2.78	(0.57)	(1.10)	(1.67)	18.18	17.16		5,146	1.01		1.09		3.12		66
Year ended 04/30/12	16.32	0.48	0.73		1.21	(0.46)	—	(0.46)	17.07	7.54		5,622	1.07		1.12		2.91		14
Year ended 04/30/11	14.40	0.44	1.89		2.33	(0.41)	—	(0.41)	16.32	16.56		1,393	1.20		1.21		3.00		17
One month ended 04/30/10	14.11	0.01	0.28		0.29	—	—	—	14.40	2.06		1,057	1.24	(e)	1.25	(e)	0.78	(e)	0
Year ended 03/31/10	11.67	0.39	2.43		2.82	(0.38)	—	(0.38)	14.11	24.26		1,038	1.28		1.29		2.83		14
Year ended 03/31/09(g)	14.51	0.15	(2.77	)(f)	(2.62)	(0.22)	—	(0.22)	11.67	(18.13	)(f)	300	1.46	(e)	1.47	(e)	2.28	(e)	5
Investor Class
Six months ended 10/31/13	18.18	0.22	0.54		0.76	(0.25)	—	(0.25)	18.69	4.23		66,288	1.09	(d)	1.28	(d)	2.36	(d)	2
Year ended 04/30/13	17.07	0.50	2.23		2.73	(0.52)	(1.10)	(1.62)	18.18	16.84		67,130	1.26		1.34		2.87		66
Year ended 04/30/12	16.32	0.44	0.73		1.17	(0.42)	—	(0.42)	17.07	7.28		62,707	1.32		1.37		2.66		14
Year ended 04/30/11	14.40	0.41	1.89		2.30	(0.38)	—	(0.38)	16.32	16.27		60,196	1.45		1.46		2.75		17
One month ended 04/30/10	14.11	0.01	0.28		0.29	—	—	—	14.40	2.06		59,707	1.49	(e)	1.50	(e)	0.53	(e)	0
Year ended 03/31/10	11.67	0.35	2.44		2.79	(0.35)	—	(0.35)	14.11	23.96		59,381	1.53		1.54		2.58		14
Year ended 03/31/09	18.04	0.35	(6.34	)(f)	(5.99)	(0.38)	—	(0.38)	11.67	(33.54	)(f)	53,227	1.48		1.50		2.26		5
Class R5
Six months ended 10/31/13	18.03	0.24	0.53		0.77	(0.27)	—	(0.27)	18.53	4.32		659	0.84	(d)	0.87	(d)	2.61	(d)	2
Year ended 04/30/13	16.94	0.56	2.22		2.78	(0.59)	(1.10)	(1.69)	18.03	17.32		680	0.87		0.88		3.26		66
Year ended 04/30/12	16.19	0.51	0.72		1.23	(0.48)	—	(0.48)	16.94	7.77		8,692	0.85		0.86		3.13		14
Year ended 04/30/11	14.28	0.48	1.88		2.36	(0.45)	—	(0.45)	16.19	16.94		7,820	0.93		0.94		3.27		17
One month ended 04/30/10	14.00	0.01	0.27		0.28	—	—	—	14.28	2.00		10,034	0.98	(e)	0.99	(e)	1.04	(e)	0
Year ended 03/31/10	11.57	0.42	2.43		2.85	(0.42)	—	(0.42)	14.00	24.75		9,934	0.97		0.98		3.14		14
Year ended 03/31/09	17.89	0.42	(6.29	)(f)	(5.87)	(0.45)	—	(0.45)	11.57	(33.24	)(f)	9,228	1.00		1.01		2.74		5
Class R6
Six months ended 10/31/13	18.04	0.24	0.53		0.77	(0.27)	—	(0.27)	18.54	4.33		26,844	0.82	(d)	0.83	(d)	2.63	(d)	2
Year ended 04/30/13(g)	17.55	0.34	1.58		1.92	(0.33)	(1.10)	(1.43)	18.04	11.58		21,141	0.89	(e)	0.89	(e)	3.24	(e)	66

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $95,656,625 and sold of $8,278,596 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Utility Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $271,660, $14,201, $30,138, $5,311, $65,267, $680 and $24,409 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains (losses) on securities (both realized and unrealized) per share would have been $(6.39), $(6.42), $(6.46), $(2.83), $(6.44) and $(6.39) for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares respectively and total returns would have been lower.
(g)	Commencement date of October 3, 2008 for Class Y shares and September 24, 2012 for Class R6 shares.

16                         Invesco Dividend Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,041.90	$5.61	$1,019.71	$5.55	1.09%
B	1,000.00	1,038.50	9.45	1,015.93	9.35	1.84
C	1,000.00	1,037.70	9.45	1,015.93	9.35	1.84
Y	1,000.00	1,043.50	4.33	1,020.97	4.28	0.84
Investor	1,000.00	1,042.30	5.61	1,019.71	5.55	1.09
R5	1,000.00	1,043.20	4.33	1,020.97	4.28	0.84
R6	1,000.00	1,043.30	4.22	1,021.07	4.18	0.82

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2013 through October 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17                         Invesco Dividend Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Dividend Income Fund’s formerly known as Invesco Utilities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper

18                         Invesco Dividend Income Fund

performance universe and against the Lipper Utility Funds Index. The Board noted that the performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Trustees also noted that the Fund’s name, investment objective and investment strategies had been changed in December 2012, and the Fund was no longer focused on utilities investments. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was above the effective advisory fee rate of the other mutual fund with investment strategies comparable to those of the Fund.

Other than the mutual fund described above, the Board noted that Invesco Advisers and its affiliates do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least February 14, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted

that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

19                         Invesco Dividend Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-DIVI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2013

Invesco American Value Fund

Nasdaq:

A: MSAVX  ■  B: MGAVX  ■  C: MSVCX  ■  R: MSARX  ■  Y: MSAIX

■  R5: MSAJX  ■  R6: MSAFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

15	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/13 to 10/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.87%
Class B Shares	13.88
Class C Shares	13.47
Class R Shares	13.74
Class Y Shares	14.02
Class R5 Shares	14.11
Class R6 Shares	14.16
S&P 500 Index▼ (Broad Market Index)	11.15
Russell Midcap Value Index■ (Style-Specific Index)	11.31
Lipper Mid-Cap Value Funds Index¿ (Peer Group Index)	13.51

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                   ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco American Value Fund

Average Annual Total Returns As of 10/31/13, including maximum applicable sales charges
Class A Shares

Inception (10/18/93)	9.80%

10 Years	9.68

5 Years	17.01

1 Year	23.97

Class B Shares

Inception (8/1/95)	9.80%

10 Years	10.02

5 Years	18.06

1 Year	26.20

Class C Shares

Inception (10/18/93)	9.32%

10 Years	9.49

5 Years	17.49

1 Year	29.24

Class R Shares

Inception (3/20/07)	7.05%

5 Years	18.05

1 Year	30.89

Class Y Shares

Inception (2/7/06)	8.99%

5 Years	18.64

1 Year	31.52

Class R5 Shares

10 Years	10.46%

5 Years	18.67

1 Year	31.69

Class R6 Shares

10 Years	10.36%

5 Years	18.45

1 Year	31.77

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen American Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen American Value Fund (renamed Invesco American Value Fund). Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco American Value Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class

Average Annual Total Returns As of 9/30/13, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares

Inception (10/18/93)	9.66%

10 Years	10.19

5 Years	10.96

1 Year	20.55

Class B Shares

Inception (8/1/95)	9.65%

10 Years	10.51

5 Years	11.90

1 Year	22.57

Class C Shares

Inception (10/18/93)	9.18%

10 Years	9.99

5 Years	11.41

1 Year	25.61

Class R Shares

Inception (3/20/07)	6.61%

5 Years	11.93

1 Year	27.23

Class Y Shares

Inception (2/7/06)	8.62%

5 Years	12.49

1 Year	27.88

Class R5 Shares

10 Years	10.97%

5 Years	12.53

1 Year	28.04

Class R6 Shares

10 Years	10.86%

5 Years	12.32

1 Year	28.10

A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.23%, 1.23%, 1.98%, 1.48%, 0.98%, 0.87% and 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco American Value Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices - We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco American Value Fund

Schedule of Investments(a)

October 31, 2013

(Unaudited)

	Shares	Value
Common Stocks–91.89%
Aerospace & Defense–0.65%
Textron Inc.	374,480	$10,781,279

Alternative Carriers–2.70%
tw telecom inc.(b)	1,413,204	44,544,190

Apparel Retail–4.89%
Ascena Retail Group, Inc.(b)	2,210,183	43,739,521
Express, Inc.(b)	1,590,190	36,908,310
		80,647,831

Application Software–1.18%
Cadence Design Systems, Inc.(b)	1,498,748	19,438,762

Asset Management & Custody Banks–2.04%
Northern Trust Corp.	597,664	33,720,203

Auto Parts & Equipment–2.81%
Johnson Controls, Inc.	1,004,344	46,350,476

Automotive Retail–1.90%
Advance Auto Parts, Inc.	315,274	31,268,875

Computer Hardware–1.27%
Diebold, Inc.	700,794	20,995,788

Construction & Engineering–2.16%
Foster Wheeler AG (Switzerland)(b)	1,319,162	35,604,182

Data Processing & Outsourced Services–0.70%
Fidelity National Information Services, Inc.	236,770	11,542,538

Diversified Banks–2.47%
Comerica Inc.	939,172	40,666,148

Electric Utilities–1.91%
Edison International	643,979	31,574,290

Electronic Manufacturing Services–1.62%
Flextronics International Ltd. (Singapore)(b)	3,387,512	26,727,470

Gas Utilities–1.13%
ONEOK, Inc.	329,003	18,588,669

General Merchandise Stores–1.30%
Family Dollar Stores, Inc.	310,639	21,396,814

Health Care Equipment–1.74%
CareFusion Corp.(b)	739,256	28,660,955

Health Care Facilities–6.10%
Brookdale Senior Living Inc.(b)	1,090,552	29,532,148
HealthSouth Corp.	1,266,779	44,476,611
Universal Health Services, Inc.–Class B	330,384	26,615,735
		100,624,494

	Shares	Value
Heavy Electrical Equipment–2.14%
Babcock & Wilcox Co. (The)	1,097,351	$35,345,676

Housewares & Specialties–2.91%
Newell Rubbermaid Inc.	1,618,705	47,962,229

Human Resource & Employment Services–2.09%
Robert Half International, Inc.	892,582	34,391,184

Industrial Machinery–5.78%
Ingersoll-Rand PLC(b)	611,762	41,312,288
Snap-on Inc.	519,281	54,041,574
		95,353,862

Insurance Brokers–4.66%
Marsh & McLennan Cos., Inc.	1,030,514	47,197,541
Willis Group Holdings PLC	657,158	29,618,111
		76,815,652

Investment Banking & Brokerage–1.91%
Stifel Financial Corp.(b)	768,901	31,486,496

Life Sciences Tools & Services–1.41%
PerkinElmer, Inc.	612,393	23,295,430

Multi-Utilities–2.47%
CenterPoint Energy, Inc.	1,653,008	40,663,997

Oil & Gas Drilling–2.17%
Noble Corp.	948,792	35,769,458

Oil & Gas Exploration & Production–2.01%
Newfield Exploration Co.(b)	1,090,048	33,191,962

Oil & Gas Storage & Transportation–2.66%
Williams Cos., Inc. (The)	1,230,053	43,925,193

Packaged Foods & Meats–3.33%
ConAgra Foods, Inc.	1,725,239	54,879,853

Paper Packaging–4.56%
Sealed Air Corp.	1,407,675	42,483,631
Sonoco Products Co.	806,067	32,758,563
	75,242,194

Personal Products–0.78%
Avon Products, Inc.	737,012	12,897,710

Property & Casualty Insurance–2.86%
ACE Ltd.	493,915	47,139,248

Real Estate Operating Companies–2.84%
Forest City Enterprises, Inc.–Class A(b)	2,315,250	46,906,965

Regional Banks–4.81%
BB&T Corp.	1,085,503	36,874,537
Texas Capital Bancshares, Inc.(b)	131,520	6,845,616

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco American Value Fund

	Shares	Value
Regional Banks–(continued)
Wintrust Financial Corp.	819,787	$35,668,932
		79,389,085

Specialty Chemicals–2.78%
W.R. Grace & Co.(b)	499,384	45,773,537

Trucking–3.15%
Swift Transportation Co.(b)	994,789	21,676,452
Werner Enterprises, Inc.	1,308,841	30,312,758
		51,989,210
Total Common Stocks (Cost $1,176,319,903)		1,515,551,905

	Shares	Value
Money Market Funds–7.03%
Liquid Assets Portfolio– Institutional Class(c)	57,926,539	$57,926,539
Premier Portfolio– Institutional Class(c)	57,926,539	57,926,539
Total Money Market Funds (Cost $115,853,078)		115,853,078
TOTAL INVESTMENTS–98.92% (Cost $1,292,172,981)		1,631,404,983
OTHER ASSETS LESS LIABILITIES–1.08%		17,834,377
NET ASSETS–100.00%		$1,649,239,360

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2013

Financials	21.6%
Industrials	16.0
Consumer Discretionary	13.8
Health Care	9.3
Materials	7.3
Energy	6.8
Utilities	5.5
Information Technology	4.8
Consumer Staples	4.1
Telecommunication Services	2.7
Money Market Funds Plus Other Assets Less Liabilities	8.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco American Value Fund

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,176,319,903)	$1,515,551,905
Investments in affiliated money market funds, at value and cost	115,853,078
Total investments, at value (Cost $1,292,172,981)	1,631,404,983
Receivable for:
Investments sold	22,264,603
Fund shares sold	3,409,110
Dividends	990,191
Investment for trustee deferred compensation and retirement plans	61,248
Other assets	81,920
Total assets	1,658,212,055

Liabilities:
Payable for:
Investments purchased	6,502,075
Fund shares reacquired	1,248,057
Accrued fees to affiliates	1,028,057
Accrued trustees’ and officers’ fees and benefits	3,833
Accrued other operating expenses	25,215
Trustee deferred compensation and retirement plans	165,458
Total liabilities	8,972,695
Net assets applicable to shares outstanding	$1,649,239,360

Net assets consist of:
Shares of beneficial interest	$1,198,015,141
Undistributed net investment income	(192,381)
Undistributed net realized gain	112,184,598
Net unrealized appreciation	339,232,002
$1,649,239,360

Net Assets:
Class A	$961,442,787
Class B	$37,063,138
Class C	$104,024,966
Class R	$56,992,812
Class Y	$386,247,943
Class R5	$39,755,416
Class R6	$63,712,298

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	23,663,142
Class B	1,001,344
Class C	2,866,587
Class R	1,403,796
Class Y	9,472,462
Class R5	974,728
Class R6	1,562,127
Class A:
Net asset value per share	$40.63
Maximum offering price per share
(Net asset value of $40.63 ÷ 94.50%)	$42.99
Class B:
Net asset value and offering price per share	$37.01
Class C:
Net asset value and offering price per share	$36.29
Class R:
Net asset value and offering price per share	$40.60
Class Y:
Net asset value and offering price per share	$40.78
Class R5:
Net asset value and offering price per share	$40.79
Class R6:
Net asset value and offering price per share	$40.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco American Value Fund

Statement of Operations

For the six months ended October 31, 2013

(Unaudited)

Investment income:
Dividends	$10,080,365
Dividends from affiliated money market funds	29,385
Interest	109,604
Total investment income	10,219,354

Expenses:
Advisory fees	5,328,696
Administrative services fees	190,279
Custodian fees	18,510
Distribution fees:
Class A	1,130,377
Class B	46,932
Class C	455,480
Class R	137,731
Transfer agent fees — A, B, C, R and Y	1,415,377
Transfer agent fees — R5	15,934
Transfer agent fees — R6	2,061
Trustees’ and officers’ fees and benefits	49,369
Other	186,765
Total expenses	8,977,511
Less: Fees waived and expense offset arrangement(s)	(70,674)
Net expenses	8,906,837
Net investment income	1,312,517

Realized and unrealized gain from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $252,317)	81,384,718
Change in net unrealized appreciation of investment securities	114,325,620
Net realized and unrealized gain	195,710,338
Net increase in net assets resulting from operations	$197,022,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco American Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	October 31, 2013	April 30, 2013
Operations:
Net investment income	$1,312,517	$6,856,602
Net realized gain	81,384,718	95,435,689
Change in net unrealized appreciation	114,325,620	96,750,899
Net increase in net assets resulting from operations	197,022,855	199,043,190

Distributions to shareholders from net investment income:
Class A	(2,247,117)	(3,822,291)
Class B	(92,320)	(195,689)
Class C	(59,002)	—
Class R	(67,746)	(138,193)
Class Y	(1,259,227)	(2,146,482)
Class R5	(140,904)	(203,300)
Class R6	(271,883)	(127,345)
Total distributions from net investment income	(4,138,199)	(6,633,300)

Share transactions–net:
Class A	1,197,047	30,057,143
Class B	(4,399,129)	(12,181,227)
Class C	3,460,888	800,155
Class R	(8,166,528)	12,849,721
Class Y	56,970,404	(20,335,981)
Class R5	9,118,961	10,347,634
Class R6	2,715,631	52,695,698
Net increase in net assets resulting from share transactions	60,897,274	74,233,143
Net increase in net assets	253,781,930	266,643,033

Net assets:
Beginning of period	1,395,457,430	1,128,814,397
End of period (includes undistributed net investment income of $(192,381) and $2,633,301, respectively)	$1,649,239,360	$1,395,457,430

Notes to Financial Statements

October 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco American Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular

9                         Invesco American Value Fund

day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10                         Invesco American Value Fund

D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.72%
Next $535 million	0.715%
Next $31.965 billion	0.65%
Over $33 billion	0.64%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 1, 2013, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. Prior to July 1, 2013, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.25%, 2.00%, 2.00%, 1.50%, 1.00%, 1.00% and 1.00%, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2013, the Adviser waived advisory fees of $69,177.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

11                         Invesco American Value Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2013, IDI advised the Fund that IDI retained $227,115 in front-end sales commissions from the sale of Class A shares and $4,130, $8,704 and $4,045 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2013, the Fund incurred $8,716 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed behalf of the fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2013, the Fund engaged in securities sales of $981,174, which resulted in net realized gains of $252,317.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,497.

12                         Invesco American Value Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2018	$7,404,225	$—	$7,404,225

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of the reorganizations of Invesco Mid-Cap Value Fund and Invesco Mid Cap Basic Value Fund, into the Fund and April 30, 2012, the date of reorganization of Invesco U.S. Mid Cap Value Fund into the Fund are realized on securities held in each fund at such dates of reorganizations, the capital loss carryforward may be further limited for up to five years from the dates of the reorganizations.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2013 was $347,402,960 and $331,909,475, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$356,812,661
Aggregate unrealized (depreciation) of investment securities	(18,363,704)
Net unrealized appreciation of investment securities	$338,448,957

Cost of investments for tax purposes is $1,292,956,026.

13                         Invesco American Value Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2013(a)		Year ended April 30, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	3,127,701	$119,606,802	6,488,372	$207,332,373
Class B	32,000	1,101,184	63,716	1,836,571
Class C	341,079	11,710,970	584,850	16,698,836
Class R	334,994	12,849,382	1,166,238	36,616,619
Class Y	2,440,109	92,354,035	3,391,951	106,167,612
Class R5	319,731	12,331,854	906,901	28,244,327
Class R6(b)	177,221	6,819,664	1,513,542	53,487,755

Issued as reinvestment of dividends:
Class A	55,343	2,091,408	111,067	3,562,021
Class B	2,561	88,096	6,446	187,405
Class C	1,527	54,056	—	—
Class R	1,798	67,746	4,263	138,084
Class Y	29,888	1,137,556	61,957	1,976,545
Class R5	3,698	140,788	6,175	197,236
Class R6	7,161	271,826	3,595	127,291

Automatic conversion of Class B shares to Class A shares:
Class A	84,011	3,238,118	251,090	7,959,533
Class B	(92,222)	(3,238,118)	(275,606)	(7,959,533)

Reacquired:
Class A	(3,271,245)	(123,739,281)	(5,868,014)	(188,796,784)
Class B	(67,960)	(2,350,291)	(215,332)	(6,245,670)
Class C	(242,661)	(8,304,138)	(563,396)	(15,898,681)
Class R	(558,227)	(21,083,656)	(733,839)	(23,904,982)
Class Y	(952,827)	(36,521,187)	(3,861,727)	(128,480,138)
Class R5	(87,253)	(3,353,681)	(572,318)	(18,093,929)
Class R6	(113,397)	(4,375,859)	(25,995)	(919,348)
Net increase in share activity	1,573,030	$60,897,274	2,443,936	$74,233,143

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

14                         Invesco American Value Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net Investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/13	$35.77	$0.03	$4.93	$4.96	$(0.10)	$—	$(0.10)	$40.63	13.87	%(c)	$961,443	1.19	%(d)	1.20	%(d)	0.14	%(d)	24%
Year ended 04/30/13	30.90	0.17	4.86	5.03	(0.16)	—	(0.16)	35.77	16.35	(c)	846,516	1.22		1.23		0.54		28
Year ended 04/30/12	29.86	0.14	0.98	1.12	(0.08)	—	(0.08)	30.90	3.80	(c)	700,857	1.31		1.32		0.52		30
Ten months ended 04/30/11	22.22	0.07	7.61	7.68	(0.04)	—	(0.04)	29.86	34.57	(c)	549,428	1.26	(e)	1.27	(e)	0.34	(e)	28
Year ended 06/30/10	17.44	0.11	4.78	4.89	(0.11)	—	(0.11)	22.22	28.07	(c)	450,675	1.31		1.31		0.50		50
Year ended 06/30/09	24.18	0.16	(6.54)	(6.38)	(0.14)	(0.22)	(0.36)	17.44	(26.17	)(f)	398,513	1.41		1.41		0.90		60
Year ended 06/30/08	34.55	0.12	(5.01)	(4.89)	(0.14)	(5.34)	(5.48)	24.18	(16.43	)(f)	633,126	1.25		1.25		0.43		65
Class B
Six months ended 10/31/13	32.58	0.03	4.49	4.52	(0.09)	—	(0.09)	37.01	13.88	(c)(g)	37,063	1.19	(d)(g)	1.20	(d)(g)	0.14	(d)(g)	24
Year ended 04/30/13	28.15	0.16	4.42	4.58	(0.15)	—	(0.15)	32.58	16.33	(c)(g)	36,720	1.22	(g)	1.23	(g)	0.54	(g)	28
Year ended 04/30/12	27.19	0.14	0.90	1.04	(0.08)	—	(0.08)	28.15	3.84	(c)(g)	43,561	1.27	(g)	1.28	(g)	0.56	(g)	30
Ten months ended 04/30/11	20.23	0.04	6.93	6.97	(0.01)	—	(0.01)	27.19	34.45	(c)(g)	37,780	1.38	(e)(g)	1.39	(e)(g)	0.22	(e)(g)	28
Year ended 06/30/10	15.89	0.05	4.37	4.42	(0.08)	—	(0.08)	20.23	27.82	(c)(g)	33,933	1.55	(g)	1.55	(g)	0.26	(g)	50
Year ended 06/30/09	22.11	0.14	(6.00)	(5.86)	(0.14)	(0.22)	(0.36)	15.89	(26.22	)(h)(i)	31,586	1.48	(i)	1.48	(i)	0.82	(i)	60
Year ended 06/30/08	32.11	0.02	(4.59)	(4.57)	(0.09)	(5.34)	(5.43)	22.11	(16.70	)(h)(i)	53,854	1.59	(i)	1.59	(i)	0.08	(i)	65
Class C
Six months ended 10/31/13	32.00	(0.10)	4.41	4.31	(0.02)	—	(0.02)	36.29	13.47	(c)(j)	104,025	1.88	(d)(j)	1.89	(d)(j)	(0.55	)(d)(j)	24
Year ended 04/30/13	27.70	(0.06)	4.36	4.30	—	—	—	32.00	15.52	(c)	88,519	1.97		1.98		(0.21)		28
Year ended 04/30/12	26.89	(0.05)	0.86	0.81	—	—	—	27.70	3.01	(c)(j)	76,053	2.03	(j)	2.04	(j)	(0.20	)(j)	30
Ten months ended 04/30/11	20.11	(0.07)	6.85	6.78	—	—	—	26.89	33.72	(c)(j)	46,700	1.97	(e)(j)	1.98	(e)(j)	(0.37	)(e)(j)	28
Year ended 06/30/10	15.82	(0.05)	4.35	4.30	(0.01)	—	(0.01)	20.11	27.18	(c)	38,952	2.06		2.06		(0.25)		50
Year ended 06/30/09	22.03	0.03	(5.96)	(5.93)	(0.06)	(0.22)	(0.28)	15.82	(26.68	)(i)(k)	33,390	2.11	(i)	2.11	(i)	0.19	(i)	60
Year ended 06/30/08	32.05	(0.09)	(4.59)	(4.68)	—	(5.34)	(5.34)	22.03	(17.09	)(k)	54,508	2.00		2.00		(0.33)		65
Class R
Six months ended 10/31/13	35.74	(0.02)	4.93	4.91	(0.05)	—	(0.05)	40.60	13.74	(c)	56,993	1.44	(d)	1.45	(d)	(0.11	)(d)	24
Year ended 04/30/13	30.87	0.10	4.86	4.96	(0.09)	—	(0.09)	35.74	16.08	(c)	58,086	1.47		1.48		0.29		28
Year ended 04/30/12	29.84	0.08	0.97	1.05	(0.02)	—	(0.02)	30.87	3.51	(c)	36,695	1.56		1.57		0.27		30
Ten months ended 04/30/11	22.23	0.02	7.59	7.61	(0.00)	—	(0.00)	29.84	34.24	(c)	17,440	1.51	(e)	1.52	(e)	0.09	(e)	28
Year ended 06/30/10	17.44	0.06	4.79	4.85	(0.06)	—	(0.06)	22.23	27.84	(c)	12,052	1.56		1.56		0.27		50
Year ended 06/30/09	24.19	0.12	(6.55)	(6.43)	(0.10)	(0.22)	(0.32)	17.44	(26.36	)(l)	4,132	1.70		1.70		0.73		60
Year ended 06/30/08	34.55	0.06	(5.01)	(4.95)	(0.07)	(5.34)	(5.41)	24.19	(16.65	)(l)	1,102	1.51		1.51		0.20		65
Class Y
Six months ended 10/31/13	35.90	0.08	4.94	5.02	(0.14)	—	(0.14)	40.78	14.02	(c)	386,248	0.94	(d)	0.95	(d)	0.39	(d)	24
Year ended 04/30/13	31.01	0.25	4.88	5.13	(0.24)	—	(0.24)	35.90	16.65	(c)	285,560	0.97		0.98		0.79		28
Year ended 04/30/12	29.98	0.21	0.97	1.18	(0.15)	—	(0.15)	31.01	4.01	(c)	259,308	1.06		1.07		0.77		30
Ten months ended 04/30/11	22.31	0.13	7.63	7.76	(0.09)	—	(0.09)	29.98	34.81	(c)	37,488	1.01	(e)	1.02	(e)	0.59	(e)	28
Year ended 06/30/10(m)	17.50	0.17	4.81	4.98	(0.17)	—	(0.17)	22.31	28.47	(c)	10,772	1.06		1.06		0.76		50
Year ended 06/30/09	24.27	0.21	(6.58)	(6.37)	(0.18)	(0.22)	(0.40)	17.50	(25.99	)(n)	8,135	1.19		1.19		1.23		60
Year ended 06/30/08	34.65	0.18	(5.00)	(4.82)	(0.22)	(5.34)	(5.56)	24.27	(16.24	)(n)	6,909	1.02		1.02		0.67		65
Class R5
Six months ended 10/31/13	35.91	0.10	4.95	5.05	(0.17)	—	(0.17)	40.79	14.08	(c)	39,755	0.84	(d)	0.85	(d)	0.49	(d)	24
Year ended 04/30/13	31.02	0.29	4.89	5.18	(0.29)	—	(0.29)	35.91	16.81	(c)	26,519	0.86		0.87		0.90		28
Year ended 04/30/12	29.98	0.28	0.97	1.25	(0.21)	—	(0.21)	31.02	4.26	(c)	12,340	0.87		0.88		0.96		30
Ten months ended 04/30/11	22.31	0.15	7.64	7.79	(0.12)	—	(0.12)	29.98	34.98	(c)	24	0.79	(e)	0.80	(e)	0.81	(e)	28
Year ended 06/30/10(o)	23.19	0.03	(0.88)	(0.85)	(0.03)	—	(0.03)	22.31	(3.69	)(c)	2,592	0.62	(e)	0.62	(e)	1.37	(e)	50
Class R6
Six months ended 10/31/13	35.90	0.11	4.96	5.07	(0.18)	—	(0.18)	40.79	14.16	(c)	63,712	0.75	(d)	0.76	(d)	0.58	(d)	24
Year ended 04/30/13(o)	31.40	0.22	4.45	4.67	(0.17)	—	(0.17)	35.90	14.92	(c)	53,538	0.75	(e)	0.76	(e)	1.01	(e)	28

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $397,951,008 and sold of $108,111,947 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Mid-Cap Value Fund, Invesco Mid Cap Basic Value Fund and Invesco U.S. Mid Cap Value Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $896,929, $37,240, $95,789, $54,643, $343,036, $32,808 and $58,441 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.21%, 0.37% and 0.49% for the six months ended October 31, 2013, years ended April 30, 2013, 2012, the ten months ended April 30, 2011 and the year ended June 30, 2010, respectively.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

15                         Invesco American Value Fund

(i)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.94%, 0.97% and 0.96% for the six months ended October 31, 2013, year ended April 30, 2012 and the ten months ended April 30, 2011.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(m)	On June 1, 2010, Class I shares of Van Kampen American Value Fund were reorganized into Class Y shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	Commencement date of June 1, 2010 and September 24, 2012 for Class R5 and Class R6 shares, respectively.

16                         Invesco American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,138.70	$6.41	$1,019.21	$6.06	1.19%
B	1,000.00	1,138.80	6.42	1,019.21	6.06	1.19
C	1,000.00	1,134.70	10.12	1,015.73	9.55	1.88
R	1,000.00	1,137.40	7.76	1,017.95	7.32	1.44
Y	1,000.00	1,140.20	5.07	1,020.47	4.79	0.94
R5	1,000.00	1,141.10	4.53	1,020.97	4.28	0.84
R6	1,000.00	1,141.60	4.05	1,021.42	3.82	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2013 through October 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17                         Invesco American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco American Value Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

18                         Invesco American Value Fund

Mid-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective advisory fee rate of one other mutual fund and below the total account level fees of two mutual funds with investment strategies comparable to those of the Fund advised or sub-advised by Invesco Advisers.

Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and [was assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

19                         Invesco American Value Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-AMVA-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2013

Invesco Comstock Fund

Nasdaq:

A: ACSTX  ■  B: ACSWX  ■  C: ACSYX  ■  R: ACSRX  ■  Y: ACSDX

■  R5: ACSHX   ■  R6: ICSFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

17	Financial Highlights

18	Fund Expenses

19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/13 to 10/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.70%
Class B Shares	11.59
Class C Shares	11.28
Class R Shares	11.61
Class Y Shares	11.84
Class R5 Shares	11.93
Class R6 Shares	11.88
S&P 500 Index▼ (Broad Market Index)	11.15
Russell 1000 Value Index■ (Style-Specific Index)	10.30
Lipper Large-Cap Value Funds Index¿ (Peer Group Index)	11.34

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Comstock Fund

Average Annual Total Returns
As of 10/31/13, including maximum applicable sales charges

Class A Shares
Inception (10/7/68)	10.97%
10 Years	7.32
5 Years	14.46
1 Year	23.25

Class B Shares
Inception (10/19/92)	10.07%
10 Years	7.60
5 Years	15.45
1 Year	25.03

Class C Shares
Inception (10/26/93)	9.41%
10 Years	7.12
5 Years	14.90
1 Year	28.49

Class R Shares
Inception (10/1/02)	9.54%
10 Years	7.66
5 Years	15.48
1 Year	30.20

Class Y Shares
Inception (10/29/04)	7.22%
5 Years	16.05
1 Year	30.78

Class R5 Shares
10 Years	8.07%
5 Years	16.07
1 Year	30.98

Class R6 Shares
10 Years	7.98%
5 Years	15.88
1 Year	30.96

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Comstock Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Comstock Fund (renamed Invesco Comstock Fund). Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Comstock Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1

Average Annual Total Returns
As of 9/30/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/7/68)	10.89%
10 Years	7.29
5 Years	9.29
1 Year	18.76

Class B Shares
Inception (10/19/92)	9.90%
10 Years	7.56
5 Years	10.16
1 Year	20.11

Class C Shares
Inception (10/26/93)	9.23%
10 Years	7.08
5 Years	9.69
1 Year	23.63

Class R Shares
Inception (10/1/02)	9.21%
10 Years	7.61
5 Years	10.25
1 Year	25.33

Class Y Shares
Inception (10/29/04)	6.80%
5 Years	10.82
1 Year	25.96

Class R5 Shares
10 Years	8.03%
5 Years	10.81
1 Year	26.03

Class R6 Shares
10 Years	7.95%
5 Years	10.64
1 Year	26.13

fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.86%, 0.98%, 1.61%, 1.11%, 0.61%, 0.49% and 0.41%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Comstock Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

        The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

    The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■ Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Comstock Fund

Schedule of Investments(a)

October 31, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.59%
Aerospace & Defense–1.65%
Honeywell International Inc.	982,924	$85,248,998
Textron Inc.	3,387,991	97,540,261
		182,789,259

Agricultural Products–0.46%
Archer-Daniels-Midland Co.	1,231,879	50,383,851

Aluminum–0.89%
Alcoa Inc.	10,656,029	98,781,389

Application Software–0.51%
Autodesk, Inc.(b)	1,401,003	55,914,030

Asset Management & Custody Banks–2.91%
Bank of New York Mellon Corp. (The)	7,428,749	236,234,218
State Street Corp.	1,223,694	85,744,239
		321,978,457

Auto Parts & Equipment–1.07%
Johnson Controls, Inc.	2,561,674	118,221,255

Automobile Manufacturers–2.08%
General Motors Co.(b)	6,208,545	229,405,738

Automotive Retail–0.06%
Murphy USA Inc.(b)	151,648	6,153,876

Cable & Satellite–3.67%
Comcast Corp.–Class A	3,791,730	180,410,513
Time Warner Cable Inc.	1,872,241	224,949,756
		405,360,269

Communications Equipment–0.97%
Cisco Systems, Inc.	4,781,250	107,578,125

Computer Hardware–1.99%
Hewlett-Packard Co.	9,030,998	220,085,421

Department Stores–0.89%
Kohl’s Corp.	1,737,085	98,666,428

Diversified Banks–2.60%
U.S. Bancorp	1,438,188	53,730,704
Wells Fargo & Co.	5,466,256	233,354,468
		287,085,172

Drug Retail–1.51%
CVS Caremark Corp.	2,673,364	166,443,643

Electric Utilities–1.75%
FirstEnergy Corp.	1,690,018	64,000,982
PPL Corp.	4,242,484	129,947,285
		193,948,267

Electrical Components & Equipment–1.19%
Emerson Electric Co.	1,972,621	132,106,428

Electronic Components–1.31%
Corning Inc.	8,483,979	144,991,201

	Shares	Value
General Merchandise Stores–0.70%
Target Corp.	1,193,704	$77,340,082

Health Care Distributors–0.91%
Cardinal Health, Inc.	1,721,782	100,999,732

Health Care Services–0.42%
Express Scripts Holding Co.(b)	737,365	46,100,060

Hotels, Resorts & Cruise Lines–1.38%
Carnival Corp.	4,411,051	152,842,917

Housewares & Specialties–0.63%
Newell Rubbermaid Inc.	2,336,441	69,228,747

Industrial Conglomerates–2.02%
General Electric Co.	8,554,190	223,606,527

Industrial Machinery–1.63%
Ingersoll-Rand PLC(b)	2,661,863	179,755,608

Integrated Oil & Gas–8.53%
BP PLC–ADR (United Kingdom)	4,826,424	224,428,716
Chevron Corp.	1,058,733	127,005,611
Murphy Oil Corp.	2,453,772	148,011,527
Occidental Petroleum Corp.	1,392,482	133,789,670
Royal Dutch Shell PLC–ADR (United Kingdom)	2,785,968	185,712,627
Suncor Energy, Inc. (Canada)	3,395,436	123,424,099
		942,372,250

Integrated Telecommunication Services–1.04%
AT&T Inc.	1,262,581	45,705,432
Verizon Communications Inc.	1,369,693	69,183,194
		114,888,626

Internet Software & Services–2.07%
eBay Inc.(b)	2,849,653	150,205,209
Yahoo! Inc.(b)	2,384,317	78,515,559
		228,720,768

Investment Banking & Brokerage–2.50%
Goldman Sachs Group, Inc. (The)	669,883	107,757,379
Morgan Stanley	5,868,383	168,598,644
		276,356,023

Life & Health Insurance–1.86%
Aflac, Inc.	1,119,434	72,740,821
MetLife, Inc.	2,803,663	132,641,297
		205,382,118

Managed Health Care–2.92%
UnitedHealth Group Inc.	2,939,796	200,670,475
WellPoint, Inc.	1,444,041	122,454,677
		323,125,152

Movies & Entertainment–5.04%
Time Warner Inc.	1,175,599	80,810,675
Twenty-First Century Fox, Inc.–Class B	4,860,975	165,273,150
Viacom Inc.–Class B	3,307,185	275,455,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Comstock Fund

	Shares	Value
Movies & Entertainment–(continued)
Vivendi S.A. (France)	1,390,311	$35,243,101
		556,782,365

Oil & Gas Drilling–0.41%
Noble Corp.	1,211,991	45,692,061

Oil & Gas Equipment & Services–4.77%
Halliburton Co.	4,697,023	249,083,129
Weatherford International Ltd.(b)	16,926,004	278,263,506
		527,346,635

Oil & Gas Exploration & Production–1.19%
QEP Resources Inc.	3,995,870	132,103,462

Other Diversified Financial Services–8.31%
Bank of America Corp.	11,935,479	166,619,287
Citigroup Inc.	8,715,960	425,164,529
JPMorgan Chase & Co.	6,348,161	327,184,218
		918,968,034

Packaged Foods & Meats–3.50%
ConAgra Foods, Inc.	3,973,951	126,411,382
Mondelez International Inc.–Class A	2,985,414	100,429,327
Tyson Foods, Inc.–Class A	2,477,884	68,563,050
Unilever N.V.–New York Shares (Netherlands)	2,295,017	91,158,075
		386,561,834

Paper Products–1.02%
International Paper Co.	2,536,240	113,141,666

Pharmaceuticals–9.85%
Bristol-Myers Squibb Co.	3,140,157	164,921,046
GlaxoSmithKline PLC–ADR (United Kingdom)	2,015,222	106,061,134
Merck & Co., Inc.	4,723,802	212,996,232
Novartis AG (Switzerland)	2,079,847	161,215,368
Pfizer Inc.	6,356,920	195,030,306

	Shares	Value
Pharmaceuticals–(continued)
Roche Holding AG– ADR (Switzerland)	1,511,080	$104,793,549
Sanofi–ADR (France)	2,695,297	144,144,483
		1,089,162,118

Property & Casualty Insurance–2.27%
Allstate Corp. (The)	3,922,690	208,137,931
Travelers Cos., Inc. (The)	491,075	42,379,773
		250,517,704

Regional Banks–2.50%
Fifth Third Bancorp	5,886,899	112,027,688
PNC Financial Services Group, Inc. (The)	2,227,534	163,790,575
		275,818,263

Semiconductors–0.60%
Intel Corp.	2,731,283	66,725,244

Systems Software–2.08%
Microsoft Corp.	6,505,673	229,975,540

Wireless Telecommunication Services–0.93%
Vodafone Group PLC–ADR (United Kingdom)	2,785,528	102,563,141
Total Common Stocks & Other Equity Interests (Cost $8,024,974,688)		10,455,969,486

Money Market Funds–5.37%
Liquid Assets Portfolio–Institutional Class(c)	296,777,934	296,777,934
Premier Portfolio– Institutional Class(c)	296,777,935	296,777,935
Total Money Market Funds (Cost $593,555,869)		593,555,869
TOTAL INVESTMENTS–99.96% (Cost $8,618,530,557)		11,049,525,355
OTHER ASSETS LESS LIABILITIES–0.04%		4,228,968
NET ASSETS–100.00%		$11,053,754,323

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2013

Financials	22.9%
Consumer Discretionary	15.5
Energy	14.9
Health Care	14.1
Information Technology	9.5
Industrials	6.5
Consumer Staples	5.5
Telecommunication Services	2.0
Materials	1.9
Utilities	1.8
Money Market Funds Plus Other Assets Less Liabilities	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Comstock Fund

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $8,024,974,688)	$10,455,969,486
Investments in affiliated money market funds, at value and cost	593,555,869
Total investments, at value (Cost $8,618,530,557)	11,049,525,355
Foreign currencies, at value (Cost $82)	82
Receivable for:
Investments sold	25,426,584
Fund shares sold	13,891,556
Dividends	8,498,115
Investment for trustee deferred compensation and retirement plans	171,602
Other assets	156,042
Total assets	11,097,669,336

Liabilities:
Payable for:
Investments purchased	12,366,944
Fund shares reacquired	18,681,952
Foreign currency contracts outstanding	4,821,894
Accrued fees to affiliates	6,627,227
Accrued trustees’ and officers’ fees and benefits	12,600
Accrued other operating expenses	583,231
Trustee deferred compensation and retirement plans	821,165
Total liabilities	43,915,013
Net assets applicable to shares outstanding	$11,053,754,323

Net assets consist of:
Shares of beneficial interest	$9,315,728,172
Undistributed net investment income	22,537,706
Undistributed net realized gain (loss)	(710,703,999)
Net unrealized appreciation	2,426,192,444
$11,053,754,323

Net Assets:
Class A	$6,751,474,033
Class B	$214,469,564
Class C	$532,445,349
Class R	$282,028,378
Class Y	$2,497,875,895
Class R5	$544,216,827
Class R6	$231,244,277

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	300,435,581
Class B	9,546,200
Class C	23,703,539
Class R	12,552,240
Class Y	111,142,934
Class R5	24,221,670
Class R6	10,294,124
Class A:
Net asset value per share	$22.47
Maximum offering price per share
(Net asset value of $22.47 ÷ 94.50%)	$23.78
Class B:
Net asset value and offering price per share	$22.47
Class C:
Net asset value and offering price per share	$22.46
Class R:
Net asset value and offering price per share	$22.47
Class Y:
Net asset value and offering price per share	$22.47
Class R5:
Net asset value and offering price per share	$22.47
Class R6:
Net asset value and offering price per share	$22.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Comstock Fund

Statement of Operations

For the six months ended October 31, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,640,769)	$106,346,879
Dividends from affiliated money market funds	156,844
Total investment income	106,503,723

Expenses:
Advisory fees	19,842,154
Administrative services fees	399,085
Custodian fees	140,818
Distribution fees:
Class A	8,114,369
Class B	630,660
Class C	2,534,540
Class R	646,869
Transfer agent fees — A, B, C, R and Y	8,173,905
Transfer agent fees — R5	214,948
Transfer agent fees — R6	5,146
Trustees’ and officers’ fees and benefits	278,816
Other	660,340
Total expenses	41,641,650
Less: Fees waived and expense offset arrangement(s)	(358,103)
Net expenses	41,283,547
Net investment income	65,220,176

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $370,205)	156,389,241
Foreign currencies	(48,529)
Foreign currency contracts	(30,498,569)
125,842,143
Change in net unrealized appreciation of:
Investment securities	955,713,727
Foreign currencies	17,420
Foreign currency contracts	341,132
956,072,279
Net realized and unrealized gain	1,081,914,422
Net increase in net assets resulting from operations	$1,147,134,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Comstock Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	October 31, 2013	April 30, 2013
Operations:
Net investment income	$65,220,176	$138,779,686
Net realized gain	125,842,143	508,621,051
Change in net unrealized appreciation	956,072,279	1,071,967,542
Net increase in net assets resulting from operations	1,147,134,598	1,719,368,279

Distributions to shareholders from net investment income:
Class A	(42,001,607)	(83,504,096)
Class B	(1,067,650)	(3,962,755)
Class C	(1,388,814)	(3,465,883)
Class R	(1,358,918)	(2,508,829)
Class Y	(17,516,228)	(34,671,348)
Class R5	(3,683,087)	(7,159,413)
Class R6	(1,912,276)	(1,435,018)
Total distributions from net investment income	(68,928,580)	(136,707,342)

Share transactions–net:
Class A	48,962,374	(433,257,931)
Class B	(58,577,218)	(142,261,515)
Class C	10,453,853	(57,062,036)
Class R	35,739,118	(7,138,539)
Class Y	105,713,347	(320,594,954)
Class R5	98,344,758	(67,864,490)
Class R6	62,325,443	128,219,143
Net increase (decrease) in net assets resulting from share transactions	302,961,675	(899,960,322)
Net increase in net assets	1,381,167,693	682,700,615

Net assets:
Beginning of period	9,672,586,630	8,989,886,015
End of period (includes undistributed net investment income of $22,537,706 and $26,246,110, respectively)	$11,053,754,323	$9,672,586,630

Notes to Financial Statements

October 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Comstock Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular

9                         Invesco Comstock Fund

day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

10                         Invesco Comstock Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.50%
Next $1 billion	0.45%
Next $1 billion	0.40%
Over $3 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

11                         Invesco Comstock Fund

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2013, the Adviser waived advisory fees of $352,502.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2013, IDI advised the Fund that IDI retained $497,896 in front-end sales commissions from the sale of Class A shares and $11,768, $45,432 and $7,698 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$10,748,273,337	$301,252,018	$—	$11,049,525,355
Foreign Currency Contracts*	—	(4,821,894)	—	(4,821,894)
Total Investments	$10,748,273,337	$296,430,124	$—	$11,044,703,461

*	Unrealized appreciation (depreciation).

12                         Invesco Comstock Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Foreign currency contracts(a)	$471,315	$(5,293,209)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended October 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Foreign Currency Contracts*
Realized Gain (Loss)
Currency risk	$(30,498,569)
Change in Unrealized Appreciation
Currency risk	341,132
Total	$(30,157,437)

*	The average notional value of foreign currency contracts outstanding during the period was $918,345,388.

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
11/15/2013	CIBC N.A.	CAD	106,755,766	USD	102,822,794	$102,351,479	$471,315
11/15/2013	State Street Bank and Trust Co.	CHF	65,306,170	USD	71,418,134	71,981,163	(563,029)
11/15/2013	Bank of New York	CHF	66,217,870	USD	72,397,741	72,986,049	(588,308)
11/15/2013	Citibank N.A.	CHF	66,217,880	USD	72,383,112	72,986,060	(602,948)
11/15/2013	CIBC N.A.	EUR	60,590,488	USD	81,730,509	82,267,916	(537,407)
11/15/2013	Bank of New York	EUR	60,590,488	USD	81,791,706	82,267,917	(476,211)
11/15/2013	State Street Bank and Trust Co.	EUR	60,590,487	USD	81,810,487	82,267,915	(457,428)
11/15/2013	Citibank N.A.	EUR	87,493,951	USD	118,074,399	118,796,618	(722,219)
11/15/2013	State Street Bank and Trust Co.	GBP	57,093,290	USD	91,196,254	91,528,965	(332,711)
11/15/2013	Citibank N.A.	GBP	52,957,650	USD	84,563,040	84,898,924	(335,884)
11/15/2013	CIBC N.A.	GBP	52,957,620	USD	84,525,657	84,898,876	(373,219)
11/15/2013	Bank of New York	GBP	52,957,660	USD	84,595,095	84,898,940	(303,845)
Total open foreign currency contracts							$(4,821,894)

Currency Abbreviations:

CAD	– Canadian Dollar
GBP	– British Pound Sterling
CHF	– Swiss Franc

USD	– U.S. Dollar
EUR	– Euro

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

13                         Invesco Comstock Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of October 31, 2013.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
CIBC N.A.	$471,315	$(471,315)	$—	$—	$—	$—

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York	$1,368,364	$—	$1,368,364	$—	$—	$1,368,364
CIBC N.A.	910,626	(471,315)	439,311	—	—	439,311
Citibank N.A.	1,661,051	—	1,661,051	—	—	1,661,051
State Street Bank and Trust Co.	1,353,168	—	1,353,168	—	—	1,353,168
Total	$5,293,209	$(471,315)	$4,821,894	$—	$—	$4,821,894

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2013, the Fund engaged in securities sales of $706,089, which resulted in net realized gains of $370,205.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,601.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14                         Invesco Comstock Fund

The Fund had a capital loss carryforward as of April 30, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2017	$823,271,437	$—	$823,271,437
April 30, 2018	8,704,738	—	8,704,738
Total capital loss carryforward	$831,976,175	$—	$831,976,175

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganizations of Invesco Large Cap Basic Value Fund and Invesco Value II Fund and December 19, 2011, the date of reorganization of Invesco Value Fund into the Fund are realized on securities held in each fund at such dates of reorganizations, the capital loss carryforward may be further limited for up to five years from the dates of the reorganizations.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2013 was $723,929,895 and $531,803,076, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,760,768,317
Aggregate unrealized (depreciation) of investment securities	(339,659,080)
Net unrealized appreciation of investment securities	$2,421,109,237

Cost of investments for tax purposes is $8,628,416,118.

15                         Invesco Comstock Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended October 31, 2013(a)		Year ended April 30, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	26,054,370	$558,788,967	28,354,606	$509,828,054
Class B	118,980	2,545,887	143,151	2,553,384
Class C	1,970,440	42,376,144	1,426,339	25,880,300
Class R	3,991,642	85,705,473	4,357,115	78,208,878
Class Y	20,794,050	448,493,479	26,160,421	463,679,469
Class R5	6,253,954	134,965,168	7,779,805	137,210,242
Class R6(b)	6,129,129	131,372,133	9,312,883	165,064,469

Issued as reinvestment of dividends:
Class A	1,888,719	40,126,155	4,492,477	79,105,801
Class B	48,608	1,045,168	219,159	3,778,268
Class C	61,334	1,303,004	179,046	3,139,068
Class R	63,925	1,358,880	141,889	2,492,487
Class Y	805,184	17,104,577	1,920,856	33,741,238
Class R5	173,273	3,682,944	404,643	7,093,115
Class R6	90,274	1,912,276	77,812	1,435,018

Automatic conversion of Class B shares to Class A shares:
Class A	2,008,392	43,051,858	5,642,919	101,141,273
Class B	(2,009,053)	(43,051,858)	(5,645,296)	(101,141,273)

Reacquired:
Class A	(27,570,839)	(593,004,606)	(63,691,543)	(1,123,333,059)
Class B	(890,618)	(19,116,415)	(2,711,012)	(47,451,894)
Class C	(1,549,395)	(33,225,295)	(4,902,931)	(86,081,404)
Class R	(2,392,753)	(51,325,235)	(4,932,584)	(87,839,904)
Class Y	(16,723,849)	(359,884,709)	(47,953,400)	(818,015,661)
Class R5	(1,881,579)	(40,303,354)	(11,982,079)	(212,167,847)
Class R6	(3,276,259)	(70,958,966)	(2,039,715)	(38,280,344)
Net increase (decrease) in share activity	14,157,929	$302,961,675	(53,245,439)	$(899,960,322)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

16                         Invesco Comstock Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/13	$20.25	$0.13	$2.23	$2.36	$(0.14)	$—	$(0.14)	$22.47	11.70	%(c)	$6,751,474	0.81	%(d)	0.82	%(d)	1.22	%(d)	5%
Year ended 04/30/13	16.93	0.27	3.32	3.59	(0.27)	—	(0.27)	20.25	21.46	(c)	6,034,792	0.86		0.86		1.56		12
Year ended 04/30/12	17.20	0.25	(0.30)	(0.05)	(0.22)	—	(0.22)	16.93	(0.19	)(c)	5,473,149	0.88		0.88		1.55		17
Four months ended 04/30/11	15.73	0.06	1.46	1.52	(0.05)	—	(0.05)	17.20	9.71	(c)	6,092,190	0.84	(e)	0.84	(e)	1.18	(e)	10
Year ended 12/31/10	13.81	0.20	1.93	2.13	(0.21)	—	(0.21)	15.73	15.60	(c)	5,760,670	0.86		0.86		1.39		18
Year ended 12/31/09	10.85	0.19	2.95	3.14	(0.18)	—	(0.18)	13.81	29.45	(f)	5,759,425	0.89		0.89		1.63		14
Year ended 12/31/08	17.48	0.32	(6.48)	(6.16)	(0.32)	(0.15)	(0.47)	10.85	(35.89	)(f)	5,798,794	0.84		0.84		2.16		19
Class B
Six months ended 10/31/13	20.23	0.10	2.24	2.34	(0.10)	—	(0.10)	22.47	11.59	(c)(g)	214,470	1.10	(d)(g)	1.11	(d)(g)	0.93	(d)(g)	5
Year ended 04/30/13	16.93	0.23	3.30	3.53	(0.23)	—	(0.23)	20.23	21.11	(c)	248,404	1.09		1.61		1.33		12
Year ended 04/30/12	17.20	0.25	(0.30)	(0.05)	(0.22)	—	(0.22)	16.93	(0.19	)(c)(g)	343,166	0.88	(g)	0.88	(g)	1.55	(g)	17
Four months ended 04/30/11	15.73	0.06	1.46	1.52	(0.05)	—	(0.05)	17.20	9.71	(c)(g)	526,168	0.84	(e)(g)	0.84	(e)(g)	1.18	(e)(g)	10
Year ended 12/31/10	13.81	0.20	1.93	2.13	(0.21)	—	(0.21)	15.73	15.60	(c)(g)	547,060	0.86	(g)	0.86	(g)	1.39	(g)	18
Year ended 12/31/09	10.85	0.19	2.95	3.14	(0.18)	—	(0.18)	13.81	29.45	(f)(g)	756,515	0.89	(g)	0.89	(g)	1.64	(g)	14
Year ended 12/31/08	17.49	0.32	(6.49)	(6.17)	(0.32)	(0.15)	(0.47)	10.85	(35.93	)(f)(g)	906,301	0.84	(g)	0.84	(g)	2.16	(g)	19
Class C
Six months ended 10/31/13	20.24	0.05	2.23	2.28	(0.06)	—	(0.06)	22.46	11.28	(c)	532,445	1.56	(d)	1.57	(d)	0.47	(d)	5
Year ended 04/30/13	16.93	0.14	3.31	3.45	(0.14)	—	(0.14)	20.24	20.52	(c)	469,962	1.61		1.61		0.81		12
Year ended 04/30/12	17.20	0.13	(0.30)	(0.17)	(0.10)	—	(0.10)	16.93	(0.94	)(c)	448,866	1.63		1.63		0.80		17
Four months ended 04/30/11	15.74	0.02	1.46	1.48	(0.02)	—	(0.02)	17.20	9.43	(c)	524,840	1.59	(e)	1.59	(e)	0.43	(e)	10
Year ended 12/31/10	13.81	0.09	1.94	2.03	(0.10)	—	(0.10)	15.74	14.82	(c)	506,742	1.61		1.61		0.64		18
Year ended 12/31/09	10.86	0.10	2.94	3.04	(0.09)	—	(0.09)	13.81	28.37	(f)	538,048	1.64		1.64		0.87		14
Year ended 12/31/08	17.49	0.21	(6.48)	(6.27)	(0.21)	(0.15)	(0.36)	10.86	(36.35	)(f)	544,631	1.59		1.59		1.41		19
Class R
Six months ended 10/31/13	20.24	0.10	2.24	2.34	(0.11)	—	(0.11)	22.47	11.61	(c)	282,028	1.06	(d)	1.07	(d)	0.97	(d)	5
Year ended 04/30/13	16.93	0.23	3.31	3.54	(0.23)	—	(0.23)	20.24	21.11	(c)	220,443	1.11		1.11		1.31		12
Year ended 04/30/12	17.19	0.20	(0.28)	(0.08)	(0.18)	—	(0.18)	16.93	(0.38	)(c)	191,685	1.13		1.13		1.30		17
Four months ended 04/30/11	15.73	0.05	1.45	1.50	(0.04)	—	(0.04)	17.19	9.57	(c)	199,254	1.09	(e)	1.09	(e)	0.93	(e)	10
Year ended 12/31/10	13.81	0.16	1.93	2.09	(0.17)	—	(0.17)	15.73	15.32	(c)	184,927	1.11		1.11		1.14		18
Year ended 12/31/09	10.85	0.15	2.96	3.11	(0.15)	—	(0.15)	13.81	29.13	(f)	164,959	1.14		1.14		1.35		14
Year ended 12/31/08	17.49	0.28	(6.49)	(6.21)	(0.28)	(0.15)	(0.43)	10.85	(36.09	)(f)	130,746	1.09		1.09		1.91		19
Class Y(h)
Six months ended 10/31/13	20.25	0.16	2.23	2.39	(0.17)	—	(0.17)	22.47	11.84	(c)	2,497,876	0.56	(d)	0.57	(d)	1.47	(d)	5
Year ended 04/30/13	16.93	0.32	3.31	3.63	(0.31)	—	(0.31)	20.25	21.76	(c)	2,151,816	0.61		0.61		1.81		12
Year ended 04/30/12	17.20	0.28	(0.29)	(0.01)	(0.26)	—	(0.26)	16.93	0.06	(c)	2,135,728	0.63		0.63		1.80		17
Four months ended 04/30/11	15.73	0.08	1.45	1.53	(0.06)	—	(0.06)	17.20	9.78	(c)	1,771,697	0.59	(e)	0.59	(e)	1.43	(e)	10
Year ended 12/31/10	13.80	0.23	1.94	2.17	(0.24)	—	(0.24)	15.73	15.97	(c)	1,530,636	0.61		0.61		1.65		18
Year ended 12/31/09	10.85	0.21	2.95	3.16	(0.21)	—	(0.21)	13.80	29.67	(f)	1,181,166	0.64		0.64		1.85		14
Year ended 12/31/08	17.48	0.35	(6.48)	(6.13)	(0.35)	(0.15)	(0.50)	10.85	(35.73	)(f)	896,154	0.59		0.59		2.41		19
Class R5
Six months ended 10/31/13	20.24	0.16	2.24	2.40	(0.17)	—	(0.17)	22.47	11.93	(c)	544,217	0.49	(d)	0.50	(d)	1.54	(d)	5
Year ended 04/30/13	16.93	0.34	3.31	3.65	(0.34)	—	(0.34)	20.24	21.85	(c)	398,311	0.49		0.49		1.93		12
Year ended 04/30/12	17.19	0.31	(0.28)	0.03	(0.29)	—	(0.29)	16.93	0.33	(c)	397,292	0.44		0.44		1.99		17
Four months ended 04/30/11	15.72	0.09	1.45	1.54	(0.07)	—	(0.07)	17.19	9.82	(c)	167,740	0.36	(e)	0.36	(e)	1.66	(e)	10
Year ended 12/31/10(i)	13.33	0.14	2.44	2.58	(0.19)	—	(0.19)	15.72	19.53	(c)	164,600	0.49	(e)	0.49	(e)	1.68	(e)	18
Class R6
Six months ended 10/31/13	20.25	0.18	2.21	2.39	(0.18)	—	(0.18)	22.46	11.88	(c)	231,244	0.40	(d)	0.41	(d)	1.63	(d)	5
Year ended 04/30/13(i)	17.67	0.22	2.54	2.76	(0.18)	—	(0.18)	20.25	15.73	(c)	148,859	0.41	(e)	0.41	(e)	2.01	(e)	12

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $279,205,287 and sold of $89,253,686 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Large Cap Basic Value Fund, Invesco Value Fund and Invesco Value II into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $6,454,065, $234,134, $502,776, $256,638, $2,276,085, $460,806 and $204,294 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.53% for the six months ended October 31, 2013, 0.25% for the year ended April 30, 2012, the four months ended April 30, 2011 and the year ended December 31, 2010 and reflect actual 12b-1 fees of less than 1.00% for the years ended December 31, 2009 and 2008.
(h)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(i)	Commencement date of June 1, 2010 and September 24, 2012 for Class R5 shares and Class R6 shares, respectively.

17                         Invesco Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[3]
		Ending Account Value (10/31/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (10/31/13)	Expenses Paid During Period[2,3]
A	$1,000.00	$1,117.00	$4.32	$1,021.12	$4.13	0.81%
B	1,000.00	1,115.90	5.87	1,019.66	5.60	1.10
C	1,000.00	1,112.80	8.31	1,017.34	7.93	1.56
R	1,000.00	1,116.10	5.65	1,019.86	5.40	1.06
Y	1,000.00	1,118.40	2.99	1,022.38	2.85	0.56
R5	1,000.00	1,119.30	2.62	1,022.74	2.50	0.49
R6	1,000.00	1,118.80	2.14	1,023.19	2.04	0.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2013 through October 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
[3]	The annualized expense ratio for Class B shares has been restated to reflect a decrease in Rule 12b-1 fees, effective July 1, 2013. The annualized expense ratio for Class B shares restated as if this change had been in effect throughout the entire most recent fiscal year is 0.81% The actual and hypothetical expenses paid for Class B shares restated as if the changes discussed previously had been in effect throughout the entire most recent fiscal half year are $4.32 and $ 4.13, respectively.

18                         Invesco Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Comstock Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

19                         Invesco Comstock Fund

Large-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “Contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective advisory fee rate of one mutual fund with comparable investment strategies and below the total account level fee of nine mutual funds sub-advised by Invesco Advisers with comparable investment strategies. The Board did not consider a comparison of fees to an off-shore fund to be apt as the fee includes more than the advisory fee.

The Board noted that Invesco Advisers and its affiliates do not advise other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to

Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each affiliated Sub-Advisor are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

20                         Invesco Comstock Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-COM-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders October 31, 2013

Invesco Mid Cap Growth Fund

Nasdaq:

A: VGRAX  ■  B: VGRBX  ■  C: VGRCX  ■  R: VGRRX  ■  Y: VGRDX

■  R5: VGRJX  ■  R6: VGRFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

17	Financial Highlights

19	Fund Expenses

20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/13 to 10/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	17.31%
Class B Shares	17.31
Class C Shares	16.89
Class R Shares	17.15
Class Y Shares	17.43
Class R5 Shares	17.54
Class R6 Shares*	17.45
S&P 500 Index▼ (Broad Market Index)	11.15
Russell Midcap Growth Index■ (Style-Specific Index)	13.75
Lipper Mid-Cap Growth Funds Index¿ (Peer Group Index)	15.34
Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;
■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.
*Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Mid Cap Growth Fund

Average Annual Total Returns
As of 10/31/13, including maximum applicable sales charges

Class A Shares
Inception (12/27/95)	11.99%
10 Years	9.76
5 Years	17.62
1 Year	27.61

Class B Shares
Inception (12/27/95)	12.00%
10 Years	9.94
5 Years	18.65
1 Year	30.05

Class C Shares
Inception (12/27/95)	11.54%
10 Years	9.55
5 Years	18.09
1 Year	33.10

Class R Shares
Inception (7/11/08)	9.61%
5 Years	18.67
1 Year	34.74

Class Y Shares
Inception (8/12/05)	8.96%
5 Years	19.26
1 Year	35.36

Class R5 Shares
10 Years	10.51%
5 Years	19.25
1 Year	35.63

Class R6 Shares
10 Years	10.39%
5 Years	18.99
1 Year	35.19

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Mid Cap Growth Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Mid Cap Growth Fund (renamed Invesco Mid Cap Growth). Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Mid Cap Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class

Average Annual Total Returns
As of 9/30/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/27/95)	11.82%
10 Years	10.23
5 Years	12.13
1 Year	19.77

Class B Shares
Inception (12/27/95)	11.83%
10 Years	10.41
5 Years	13.01
1 Year	21.76

Class C Shares
Inception (12/27/95)	11.38%
10 Years	10.03
5 Years	12.56
1 Year	24.88

Class R Shares
Inception (7/11/08)	9.04%
5 Years	13.12
1 Year	26.46

Class Y Shares
Inception (8/12/05)	8.58%
5 Years	13.67
1 Year	27.06

Class R5 Shares
10 Years	10.99%
5 Years	13.67
1 Year	27.30

Class R6 Shares
10 Years	10.86%
5 Years	13.42
1 Year	26.86

A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on July 15, 2013. Performance shown prior to that date is that of the fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.15%, 1.15%, 1.90%, 1.40%, 0.90%, 0.84% and 0.75%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.28%, 1.28%, 2.03%, 1.53%, 1.03%, 0.84% and 0.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least July 31, 2015. See current prospectus for more information.

3                         Invesco Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

        The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■ Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Mid Cap Growth Fund

Schedule of Investments(a)

October 31, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.26%
Aerospace & Defense–1.53%
B/E Aerospace, Inc.(b)	547,601	$44,443,297

Airlines–0.58%
Alaska Air Group, Inc.	236,538	16,713,775

Apparel Retail–1.41%
Ross Stores, Inc.	530,651	41,045,855

Apparel, Accessories & Luxury Goods–3.49%
Michael Kors Holdings Ltd.(b)	493,548	37,978,519
PVH Corp.	280,398	34,929,179
Under Armour, Inc.–Class A(b)(c)	352,428	28,599,532
		101,507,230

Application Software–3.98%
Aspen Technology, Inc.(b)	1,109,421	42,413,165
Cadence Design Systems, Inc.(b)	2,841,245	36,850,948
Salesforce.com, Inc.(b)	682,790	36,433,674
		115,697,787

Asset Management & Custody Banks–2.27%
Affiliated Managers Group, Inc.(b)	333,597	65,865,392

Automobile Manufacturers–1.08%
Tesla Motors, Inc.(b)	195,319	31,239,321

Automotive Retail–1.57%
O’Reilly Automotive, Inc.(b)	368,876	45,670,538

Biotechnology–3.51%
Alexion Pharmaceuticals, Inc.(b)	299,279	36,796,353
BioMarin Pharmaceutical Inc.(b)	526,184	33,054,879
Medivation Inc.(b)	535,537	32,057,245
		101,908,477

Broadcasting–1.62%
Discovery Communications, Inc.–Class A(b)	528,059	46,955,006

Building Products–2.79%
A.O. Smith Corp.	749,719	38,722,986
Lennox International Inc.	540,535	42,194,162
		80,917,148

Casinos & Gaming–1.93%
Wynn Resorts Ltd.	336,765	55,987,181

Commodity Chemicals–0.96%
LyondellBasell Industries N.V.–Class A	372,901	27,818,415

Communications Equipment–0.90%
F5 Networks, Inc.(b)	319,862	26,071,952

Computer & Electronics Retail–1.83%
Best Buy Co., Inc.	1,244,778	53,276,498

	Shares	Value
Construction & Engineering–2.36%
Foster Wheeler AG (Switzerland)(b)	1,257,683	$33,944,864
MasTec Inc.(b)(c)	1,079,650	34,516,411
		68,461,275

Construction & Farm Machinery & Heavy Trucks–1.09%
Cummins Inc.	250,284	31,791,074

Consumer Electronics–1.55%
Harman International Industries, Inc.	554,496	44,925,266

Consumer Finance–1.54%
Discover Financial Services	862,828	44,763,517

Data Processing & Outsourced Services–2.63%
Alliance Data Systems Corp.(b)(c)	203,660	48,279,640
Vanitv, Inc.–Class A(b)	1,024,277	28,167,617
		76,447,257

Distillers & Vintners–1.43%
Constellation Brands, Inc.–Class A(b)	637,790	41,647,687

Diversified Chemicals–2.45%
PPG Industries, Inc.	389,887	71,185,568

Diversified Support Services–0.86%
KAR Auction Services Inc.	840,635	24,983,672

Electrical Components & Equipment–1.96%
AMETEK, Inc.	1,187,237	56,785,546

Electronic Components–1.78%
Amphenol Corp.–Class A	642,381	51,576,771

Environmental & Facilities Services–1.06%
Waste Connections, Inc.	723,356	30,916,235

Food Retail–2.00%
Sprouts Farmers Market, Inc.(b)(c)	319,045	14,695,213
Whole Foods Market, Inc.	689,490	43,527,503
		58,222,716

Health Care Equipment–0.82%
Thoratec Corp.(b)	554,266	23,938,749

Health Care Facilities–1.55%
Universal Health Services, Inc.–Class B	557,027	44,874,095

Health Care Services–2.69%
Catamaran Corp.(b)	840,081	39,450,204
Omnicare, Inc.	703,923	38,821,353
		78,271,557

Health Care Technology–0.50%
HMS Holdings Corp.(b)	689,642	14,572,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Mid Cap Growth Fund

	Shares	Value
Homefurnishing Retail–1.09%
Restoration Hardware Holdings Inc.(b)(c)	455,429	$31,761,618

Household Appliances–1.09%
Whirlpool Corp.	217,227	31,717,314

Household Products–1.01%
Church & Dwight Co., Inc.	449,856	29,308,118

Housewares & Specialties–1.46%
Jarden Corp.(b)	766,855	42,453,093

Human Resource & Employment Services–0.84%
Towers Watson & Co.–Class A	213,410	24,501,602

Industrial Machinery–2.77%
Flowserve Corp.	710,205	49,337,942
Pentair Ltd.	464,581	31,168,739
		80,506,681

Internet Retail–0.56%
Netflix Inc.(b)	50,747	16,364,893

Internet Software & Services–1.28%
LinkedIn Corp.–Class A(b)	166,032	37,136,377

IT Consulting & Other Services–0.97%
Gartner, Inc.(b)	480,200	28,307,790

Leisure Products–1.08%
Brunswick Corp.	694,992	31,364,989

Movies & Entertainment–1.64%
Cinemark Holdings, Inc.	1,448,348	47,520,298

Oil & Gas Equipment & Services–1.98%
Baker Hughes Inc.	498,209	28,940,961
Dresser-Rand Group, Inc.(b)	471,060	28,626,316
		57,567,277

Oil & Gas Exploration & Production–3.37%
EQT Corp.	447,855	38,340,866
Gulfport Energy Corp.(b)	652,578	38,299,803
Pioneer Natural Resources Co.	104,406	21,380,261
		98,020,930

Packaged Foods & Meats–1.14%
Mead Johnson Nutrition Co.	404,195	33,006,564

Paper Packaging–1.13%
Sealed Air Corp.	1,086,543	32,791,868

Pharmaceuticals–2.83%
Actavis PLC(b)	99,074	15,314,859
Mallinckrodt PLC(b)	740,785	31,120,378
Shire PLC–ADR (Ireland)	268,592	35,749,595
		82,184,832

Railroads–1.46%
Kansas City Southern	348,314	42,327,117

	Shares	Value
Regional Banks–1.31%
First Republic Bank	746,395	$38,118,393

Research & Consulting Services–1.67%
Verisk Analytics, Inc.–Class A(b)	709,590	48,621,107

Restaurants–0.72%
Panera Bread Co.–Class A(b)	132,769	20,966,880

Semiconductor Equipment–0.70%
Applied Materials, Inc.	1,130,889	20,186,369

Semiconductors–3.12%
Altera Corp.	456,844	15,349,958
Cavium Inc.(b)	722,120	29,108,657
NXP Semiconductors N.V. (Netherlands)(b)	1,093,973	46,078,143
		90,536,758

Specialized Finance–1.01%
IntercontinentalExchange Group Inc.(b)(c)	152,573	29,405,394

Specialty Stores–3.19%
Dick’s Sporting Goods, Inc.	903,031	48,050,279
Tractor Supply Co.	624,951	44,590,254
		92,640,533

Steel–1.05%
Nucor Corp.	590,119	30,550,461

Systems Software–0.68%
Infoblox, Inc.(b)	446,003	19,824,833

Trading Companies & Distributors–0.80%
Fastenal Co.	466,937	23,253,463

Trucking–1.24%
J.B. Hunt Transport Services, Inc.	478,606	35,909,808

Wireless Telecommunication Services–2.35%
NII Holdings Inc.(b)(c)	3,556,073	12,232,891
SBA Communications Corp.–Class A(b)	640,627	56,035,644
		68,268,535
Total Common Stocks & Other Equity Interests (Cost $2,182,216,767)		2,883,604,887

Money Market Funds–1.09%
Liquid Assets Portfolio–Institutional Class(d)	15,866,680	15,866,680
Premier Portfolio–Institutional Class(d)	15,866,680	15,866,680
Total Money Market Funds (Cost $31,733,360)		31,733,360
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.35% (Cost $2,213,950,127)		2,915,338,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Mid Cap Growth Fund

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.52%
Liquid Assets Portfolio–Institutional Class (Cost $73,074,125)(d)(e)	73,074,125	$73,074,125
TOTAL INVESTMENTS–102.87% (Cost $2,287,024,252)		2,988,412,372
OTHER ASSETS LESS LIABILITIES–(2.87)%		(83,270,709)
NET ASSETS–100.00%		$2,905,141,663

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2013.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2013

Consumer Discretionary	25.3%
Industrials	19.3
Information Technology	16.0
Health Care	11.9
Financials	7.8
Consumer Staples	5.6
Materials	5.6
Energy	5.4
Telecommunication Services	2.4
Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Mid Cap Growth Fund

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $2,182,216,767)*	$2,883,604,887
Investments in affiliated money market funds, at value and cost	104,807,485
Total investments, at value (Cost $2,287,024,252)	2,988,412,372
Receivable for:
Investments sold	30,903,720
Fund shares sold	1,506,667
Dividends	698,138
Investment for trustee deferred compensation and retirement plans	219,339
Other assets	922,493
Total assets	3,022,662,729

Liabilities:
Payable for:
Investments purchased	36,976,942
Fund shares reacquired	4,571,151
Collateral upon return of securities loaned	73,074,125
Accrued fees to affiliates	2,141,326
Accrued trustees’ and officers’ fees and benefits	4,337
Accrued other operating expenses	52,221
Trustee deferred compensation and retirement plans	700,964
Total liabilities	117,521,066
Net assets applicable to shares outstanding	$2,905,141,663

Net assets consist of:
Shares of beneficial interest	$2,119,678,733
Undistributed net investment income (loss)	(12,660,493)
Undistributed net realized gain	96,735,303
Net unrealized appreciation	701,388,120
$2,905,141,663

Net Assets:
Class A	$2,356,508,382
Class B	$113,744,491
Class C	$167,897,343
Class R	$37,003,225
Class Y	$71,520,266
Class R5	$77,855,646
Class R6	$80,612,310

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	64,610,283
Class B	3,586,849
Class C	5,500,780
Class R	1,028,240
Class Y	1,916,198
Class R5	2,078,259
Class R6	2,151,643
Class A:
Net asset value per share	$36.47
Maximum offering price per share
(Net asset value of $36.47 ÷ 94.50%)	$38.59
Class B:
Net asset value and offering price per share	$31.71
Class C:
Net asset value and offering price per share	$30.52
Class R:
Net asset value and offering price per share	$35.99
Class Y:
Net asset value and offering price per share	$37.32
Class R5:
Net asset value and offering price per share	$37.46
Class R6:
Net asset value and offering price per share	$37.47

*	At October 31, 2013, securities with an aggregate value of $71,442,879 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Mid Cap Growth Fund

Statement of Operations

For the six months ended October 31, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $17,373)	$8,073,542
Dividends from affiliated money market funds (includes securities lending income of $172,971)	180,640
Total investment income	8,254,182

Expenses:
Advisory fees	8,317,658
Administrative services fees	248,504
Custodian fees	11,190
Distribution fees:
Class A	2,481,418
Class B	139,950
Class C	723,847
Class R	86,962
Transfer agent fees — A, B, C, R and Y	2,763,663
Transfer agent fees — R5	32,405
Transfer agent fees — R6	427
Trustees’ and officers’ fees and benefits	75,460
Other	156,779
Total expenses	15,038,263
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(362,213)
Net expenses	14,676,050
Net investment income (loss)	(6,421,868)

Realized and unrealized gain from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $160,048)	258,097,624
Change in net unrealized appreciation of investment securities	122,755,640
Net realized and unrealized gain	380,853,264
Net increase in net assets resulting from operations	$374,431,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	October 31, 2013	April 30, 2013
Operations:
Net investment income (loss)	$(6,421,868)	$(2,732,495)
Net realized gain	258,097,624	63,191,829
Change in net unrealized appreciation	122,755,640	152,822,036
Net increase in net assets resulting from operations	374,431,396	213,281,370

Share transactions–net:
Class A	560,253,074	119,347,551
Class B	(10,413,666)	(14,849,599)
Class C	10,068,136	23,210,936
Class R	168,310	10,559,171
Class Y	13,830,073	(9,365,584)
Class R5	48,476,211	14,216,234
Class R6	75,854,088	—
Net increase in net assets resulting from share transactions	698,236,226	143,118,709
Net increase in net assets	1,072,667,622	356,400,079

Net assets:
Beginning of period	1,832,474,041	1,476,073,962
End of period (includes undistributed net investment income (loss) of $(12,660,493) and $(6,238,625), respectively)	$2,905,141,663	$1,832,474,041

Notes to Financial Statements

October 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital growth.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. On July 15, 2013, the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

10                         Invesco Mid Cap Growth Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based

11                         Invesco Mid Cap Growth Fund

on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.70%
Over $1 billion	0.65%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured

12                         Invesco Mid Cap Growth Fund

Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 15, 2013, the Adviser has contractually agreed, through at least July 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.15%, 1.90%, 1.90%, 1.40%, 0.90%, 0.90% and 0.90%, respectively, of average daily net assets. Prior to July 15, 2013, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco amends or continues the fee waiver agreement, it will terminate on July 31, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2013, the Adviser waived advisory fees of $17,272 and reimbursed class level expenses of $286,780, $16,174, $22,045, $5,025, and $8,793 of Class A, Class B, Class C, Class R and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2013, IDI advised the Fund that IDI retained $88,924 in front-end sales commissions from the sale of Class A shares and $110, $23,217 and $1,573 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2013, the Fund incurred $9,117 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13                         Invesco Mid Cap Growth Fund

As of October 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2013, the Fund engaged in securities purchases of $1,366,398 and securities sales of $4,632,210, which resulted in net realized gains of $160,048.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,124.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2017	$139,640,351	$—	$139,640,351

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 11, 2012, the date of reorganization of Invesco Capital Development Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

14                         Invesco Mid Cap Growth Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2013 was $1,125,287,234 and $993,321,483, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$742,683,229
Aggregate unrealized (depreciation) of investment securities	(42,242,507)
Net unrealized appreciation of investment securities	$700,440,722

Cost of investments for tax purposes is $2,287,971,650.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2013(a)		Year ended April 30, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	3,006,155	$102,048,575	3,767,489	$105,499,274
Class B	21,393	649,591	31,585	780,304
Class C	213,423	6,147,166	357,022	8,499,564
Class R	102,333	3,452,632	222,149	6,127,960
Class Y	225,490	7,744,498	522,239	14,741,599
Class R5	214,830	7,460,419	294,948	8,415,361
Class R6(b)	913,549	33,163,995	—	—

Issued in connection with acquisitions:(c)(d)
Class A	19,732,915	664,347,737	16,448,346	428,914,181
Class B	207,446	6,075,090	1,150,727	26,095,316
Class C	576,247	16,273,578	2,165,559	47,714,113
Class R	73,859	2,455,383	888,909	22,949,747
Class Y	370,038	12,741,282	236,389	6,285,183
Class R5	2,256,389	77,957,730	464,820	12,375,874
Class R6	1,365,854	47,184,427	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	268,615	9,087,814	766,845	21,613,810
Class B	(308,970)	(9,087,814)	(881,590)	(21,613,810)

Reacquired:
Class A	(6,385,093)	(215,231,052)	(15,601,418)	(436,679,714)
Class B	(276,163)	(8,050,533)	(829,640)	(20,111,409)
Class C	(439,858)	(12,352,608)	(1,401,771)	(33,002,741)
Class R	(170,547)	(5,739,705)	(665,177)	(18,518,536)
Class Y	(193,572)	(6,655,707)	(1,070,405)	(30,392,366)
Class R5	(1,016,696)	(36,941,938)	(228,481)	(6,575,001)
Class R6	(127,760)	(4,494,334)	—	—
Net increase in share activity	20,629,877	$698,236,226	6,638,545	$143,118,709

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of July 15, 2013.
(c)	As of the opening of business on July 15, 2013, the Fund acquired all the net assets of Invesco Dynamics Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on December 6, 2012 and by the shareholders of the Target Fund on April 24, 2013. The acquisition was accomplished by a tax-free exchange of 24,582,749 shares of the Fund for 29,596,460 shares outstanding of the Target Fund as of the close of business on July 12, 2013. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on July 12, 2013. The Target Fund’s net assets at that date of $827,035,227, including $197,905,378 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,952,684,708 and $2,779,719,934 immediately after the acquisition.

15                         Invesco Mid Cap Growth Fund

The pro forma results of operations for the six months ended October 31, 2013 assuming the reorganization had been completed on May 1, 2013, the beginning of the annual reporting period, are as follows:

Net investment income (loss)	$(6,823,913)
Net realized/unrealized gains	469,819,773
Change in net assets resulting from operations	$462,995,860

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed; it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since July 15, 2013.
(d)	As of the opening of business on June 11, 2012, the Fund acquired all the net assets of Invesco Capital Development Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 30, 2011 and by the shareholders of the Target Fund on April 30, 2012. The acquisition was accomplished by a tax-free exchange of 21,354,750 shares of the Fund for 35,123,891 shares outstanding of the Target Fund as of the close of business on June 8, 2012. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on June 8, 2012. The Target Fund’s net assets at that date of $544,334,414, including $67,690,735 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,347,144,886 and $1,891,479,300 immediately after the acquisition.
The pro forma results of operations for the year ended April 30, 2013 assuming the reorganization had been completed on May 1, 2012, the beginning of the annual reporting period, are as follows:

Net investment income (loss)	$(3,027,751)
Net realized/unrealized gains	215,315,866
Change in net assets resulting from operations	$212,288,115

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed; it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since June 11, 2012.

16                         Invesco Mid Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains		Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/13	$31.09	$(0.09)		$5.47	$5.38	$—		$36.47	17.31	%(c)	$2,356,508	1.18	%(d)	1.21	%(d)	(0.50	)%(d)	51%
Year ended 04/30/13	28.15	(0.03	)(e)	2.97	2.94	—		31.09	10.44	(c)	1,491,997	1.29		1.29		(0.11	)(e)	88
Year ended 04/30/12	33.15	(0.16)		(2.82)	(2.98)	(2.02)		28.15	(8.37	)(c)	1,199,482	1.31		1.31		(0.57)		109
One month ended 04/30/11	31.79	(0.03)		1.39	1.36	—		33.15	4.28	(c)	1,539,895	1.28	(f)	1.28	(f)	(1.10	)(f)	21
Year ended 03/31/11	24.65	(0.16)		7.30	7.14	—		31.79	28.97	(c)	1,485,888	1.29		1.29		(0.61)		162
Year ended 03/31/10	14.37	(0.10)		10.38	10.28	—		24.65	71.54	(g)	1,441,286	1.24		1.31		(0.49)		25
Year ended 03/31/09	25.07	(0.11)		(10.43)	(10.54)	(0.16	)(h)	14.37	(42.02	)(g)	848,832	1.19		1.40		(0.58)		29
Class B
Six months ended 10/31/13	27.03	(0.07)		4.75	4.68	—		31.71	17.31	(c)(i)	113,744	1.18	(d)(i)	1.21	(d)(i)	(0.50	)(d)(i)	51
Year ended 04/30/13	24.47	(0.03	)(e)	2.59	2.56	—		27.03	10.46	(c)(i)	106,586	1.29	(i)	1.29	(i)	(0.11	)(e)(i)	88
Year ended 04/30/12	29.11	(0.11)		(2.51)	(2.62)	(2.02)		24.47	(8.29	)(c)(i)	109,449	1.21	(i)	1.21	(i)	(0.47	)(i)	109
One month ended 04/30/11	27.91	(0.03)		1.23	1.20	—		29.11	4.30	(c)(j)	167,947	1.35	(f)(j)	1.35	(f)(j)	(1.17	)(f)(j)	21
Year ended 03/31/11	21.69	(0.20)		6.42	6.22	—		27.91	28.68	(c)(j)	165,822	1.53	(j)	1.53	(j)	(0.85	)(j)	162
Year ended 03/31/10	12.68	(0.13)		9.14	9.01	—		21.69	71.06	(k)(l)	224,558	1.50	(k)	1.57	(k)	(0.74	)(k)	25
Year ended 03/31/09	22.24	(0.16)		(9.24)	(9.40)	(0.16	)(h)	12.68	(42.24	)(k)(l)	168,132	1.58	(k)	1.81	(k)	(0.94	)(k)	29
Class C
Six months ended 10/31/13	26.11	(0.17)		4.58	4.41	—		30.52	16.89	(c)	167,897	1.88	(d)	1.91	(d)	(1.20	)(d)	51
Year ended 04/30/13	23.82	(0.20	)(e)	2.49	2.29	—		26.11	9.62	(c)	134,484	2.04		2.04		(0.86	)(e)	88
Year ended 04/30/12	28.63	(0.32)		(2.47)	(2.79)	(2.02)		23.82	(9.06	)(c)	95,998	2.06		2.06		(1.32)		109
One month ended 04/30/11	27.47	(0.04)		1.20	1.16	—		28.63	4.22	(c)	132,885	2.03	(f)	2.03	(f)	(1.85	)(f)	21
Year ended 03/31/11	21.45	(0.32)		6.34	6.02	—		27.47	28.07	(c)	128,536	2.04		2.04		(1.36)		162
Year ended 03/31/10	12.60	(0.23)		9.08	8.85	—		21.45	70.24	(m)	112,608	1.99		2.06		(1.24)		25
Year ended 03/31/09	22.19	(0.23)		(9.20)	(9.43)	(0.16	)(h)	12.60	(42.47	)(m)	69,522	1.94		2.15		(1.33)		29
Class R
Six months ended 10/31/13	30.72	(0.13)		5.40	5.27	—		35.99	17.15	(c)	37,003	1.43	(d)	1.46	(d)	(0.75	)(d)	51
Year ended 04/30/13	27.88	(0.10	)(e)	2.94	2.84	—		30.72	10.19	(c)	31,410	1.54		1.54		(0.36	)(e)	88
Year ended 04/30/12	32.94	(0.23)		(2.81)	(3.04)	(2.02)		27.88	(8.62	)(c)	16,080	1.56		1.56		(0.82)		109
One month ended 04/30/11	31.59	(0.04)		1.39	1.35	—		32.94	4.27	(c)	12,443	1.53	(f)	1.53	(f)	(1.35	)(f)	21
Year ended 03/31/11	24.55	(0.24)		7.28	7.04	—		31.59	28.68	(c)	11,742	1.54		1.54		(0.86)		162
Year ended 03/31/10	14.35	(0.22)		10.42	10.20	—		24.55	71.08	(n)	4,118	1.49		1.56		(0.96)		25
Period ended 03/31/09(o)	24.15	(0.08)		(9.56)	(9.64)	(0.16)		14.35	(39.89	)(n)(p)	99	1.44	(f)	1.76	(f)	(0.66	)(f)	29
Class Y
Six months ended 10/31/13	31.78	(0.04)		5.58	5.54	—		37.32	17.43	(c)	71,520	0.93	(d)	0.96	(d)	(0.25	)(d)	51
Year ended 04/30/13	28.70	0.04	(e)	3.04	3.08	—		31.78	10.73	(c)	48,115	1.04		1.04		0.14	(e)	88
Year ended 04/30/12	33.66	(0.09)		(2.85)	(2.94)	(2.02)		28.70	(8.12	)(c)	52,408	1.06		1.06		(0.32)		109
One month ended 04/30/11	32.27	(0.02)		1.41	1.39	—		33.66	4.31	(c)	46,867	1.03	(f)	1.03	(f)	(0.85	)(f)	21
Year ended 03/31/11(q)	24.96	(0.09)		7.40	7.31	—		32.27	29.29	(c)	41,968	1.04		1.04		(0.36)		162
Year ended 03/31/10	14.52	(0.05)		10.49	10.44	—		24.96	71.90	(r)	143,273	0.99		1.06		(0.24)		25
Year ended 03/31/09	25.26	(0.06)		(10.52)	(10.58)	(0.16	)(h)	14.52	(41.86	)(r)	84,681	0.94		1.15		(0.31)		29
Class R5
Six months ended 10/31/13	31.87	(0.03)		5.62	5.59	—		37.46	17.54	(c)	77,856	0.82	(d)	0.82	(d)	(0.14	)(d)	51
Year ended 04/30/13	28.73	0.10	(e)	3.04	3.14	—		31.87	10.93	(c)	19,881	0.84		0.84		0.34	(e)	88
Year ended 04/30/12	33.64	(0.03)		(2.86)	(2.89)	(2.02)		28.73	(7.97	)(c)	2,656	0.85		0.85		(0.11)		109
One month ended 04/30/11	32.24	(0.02)		1.42	1.40	—		33.64	4.34	(c)	14	0.85	(f)	0.85	(f)	(0.67	)(f)	21
Period ended 03/31/11(o)	24.57	(0.05)		7.72	7.67	—		32.24	31.22	(c)	13	0.82	(f)	0.82	(f)	(0.26	)(f)	162
Class R6
Six months ended 10/31/13(o)	34.55	(0.01)		2.93	2.92	—		37.47	8.45	(c)	80,612	0.72	(d)	0.72	(d)	(0.06	)(d)	51

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended October 31, 2013 and the year ended April 30, 2013, the portfolio turnover calculation excludes the value of securities purchased of $641,584,142 and $463,100,189 and sold of $274,784,240 and $427,869,406 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Dynamics Fund and Invesco Capital Development Fund, respectively, into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,968,952, $111,047, $151,351, $34,501, $60,369, $64,293 and $53,422 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include special cash dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividends are $(0.18) and (0.63)%, $(0.15) and (0.63)%, $(0.32) and (1.38)%, $(0.24) and (0.88)%, $(0.11) and (0.38)% and $(0.05) and (0.18)% for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	Includes return of capital distributions of less than $0.01.
(i)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25% and 0.15% for the six months ended October 31, 2013 and the years ended April 30, 2013 and 2012, respectively.

17                         Invesco Mid Cap Growth Fund

(j)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.32% and 0.49% for the one month ended April 30, 2011 and the year ended March 31, 2011, respectively.
(k)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(n)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	Commencement date of July 11, 2008, June 1, 2010 and July 15, 2013 for Class R, Class R5 and Class R6 shares, respectively.
(p)	Non-annualized.
(q)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(r)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

18                         Invesco Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business July 15, 2013 (commencement date) and held through October 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business July 15, 2013 through October 31, 2013 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,173.10	$6.45	$1,019.20	$5.99	1.18%
B	1,000.00	1,173.10	6.45	1,019.20	5.99	1.18
C	1,000.00	1,168.90	10.25	1,015.69	9.53	1.88
R	1,000.00	1,171.50	7.81	1,017.95	7.25	1.43
Y	1,000.00	1,174.30	5.08	1,020.46	4.72	0.93
R5	1,000.00	1,175.40	4.48	1,021.01	4.17	0.82
R6	1,000.00	1,084.50	2.30	1,021.52	3.66	0.72

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2013, through October 31, 2013 (as of close of business July 15, 2013, through October 31, 2013 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 112 (as of close of business July 15, 2013, through October 31, 2013)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

19                         Invesco Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Mid Cap Growth Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mid-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period, the fifth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was

20                         Invesco Mid Cap Growth Fund

below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that abrupt market changes have created a challenging environment for the trend driven process employed by the portfolio management team leading to a high probability of relative underperformance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective advisory fee rate of one mutual fund and above the rate of one mutual fund which will be reorganizing into the Fund after July 1, 2013.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

21                         Invesco Mid Cap Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms      N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-MCG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2013

Invesco Small Cap Value Fund

Nasdaq:

A: VSCAX  ■  B: VSMBX  ■  C: VSMCX  ■  Y: VSMIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/13 to 10/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	18.08%

Class B Shares	17.66

Class C Shares	17.59

Class Y Shares	18.25

S&P 500 Index▼ (Broad Market Index)	11.15

Russell 2000 Value Index■ (Style-Specific Index)	13.94

Lipper Small-Cap Value Funds Index♦ (Peer Group Index)	15.42

Source(s):	▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Russell via FactSet Research Systems Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Value Index is an unmanaged index considered representative of small-cap value stocks. The Russell 2000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Value Funds Index is an unmanaged index considered representative of small-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Small Cap Value Fund

Average Annual Total Returns As of 10/31/13, including maximum applicable sales charges
Class A Shares

Inception (6/21/99)	11.08%

10 Years	11.54

5 Years	18.90

1 Year	37.09

Class B Shares

Inception (6/21/99)	11.04%

10 Years	11.73

5 Years	19.53

1 Year	39.04

Class C Shares

Inception (6/21/99)	10.68%

10 Years	11.35

5 Years	19.35

1 Year	42.97

Class Y Shares

Inception (8/12/05)	11.10%

5 Years	20.56

1 Year	45.44

Average Annual Total Returns As of 9/30/13, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares

Inception (6/21/99)	10.92%

10 Years	11.83

5 Years	13.25

1 Year	29.83

Class B Shares

Inception (6/21/99)	10.89%

10 Years	12.02

5 Years	13.80

1 Year	31.32

Class C Shares

Inception (6/21/99)	10.53%

10 Years	11.64

5 Years	13.67

1 Year	35.31

Class Y Shares

Inception (8/12/05)	10.82%

5 Years	14.82

1 Year	37.79

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/ or expenses in the past on Class B shares, performance would have been lower.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Value Fund (renamed Invesco Small Cap Value Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Small Cap Value Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.15%, 1.90%, 1.90% and 0.90%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

3                         Invesco Small Cap Value Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

  The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■  Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Small Cap Value Fund

Schedule of Investments(a)

October 31, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.18%
Air Freight & Logistics–1.84%
UTi Worldwide, Inc.	3,683,600	$55,990,720

Apparel Retail–6.13%
Abercrombie & Fitch Co.–Class A	3,189,100	119,527,468
Guess?, Inc.	2,146,800	67,087,500
		186,614,968

Apparel, Accessories & Luxury Goods–1.49%
Quiksilver, Inc.(b)	5,454,792	45,383,869

Auto Parts & Equipment–2.40%
Faurecia (France)(b)	1,547,200	45,153,801
Modine Manufacturing Co.(b)	2,101,548	27,992,619
		73,146,420

Construction & Engineering–1.46%
Aegion Corp.(b)(c)	2,172,486	44,535,963

Construction & Farm Machinery & Heavy Trucks–3.25%
Terex Corp.(b)	1,502,400	52,508,880
WABCO Holdings Inc.(b)	541,500	46,395,720
		98,904,600

Consumer Electronics–2.92%
Harman International Industries, Inc.	1,098,559	89,005,250

Data Processing & Outsourced Services–1.46%
Broadridge Financial Solutions Inc.	1,266,700	44,537,172

Department Stores–1.02%
J. C. Penney Co., Inc.(b)	4,144,496	31,083,720

Diversified Metals & Mining–0.85%
Globe Specialty Metals Inc.	1,470,400	25,790,816

Electronic Components–3.06%
Belden Inc.	1,308,853	88,033,453
Rogers Corp.(b)	85,062	5,185,379
		93,218,832

Electronic Equipment & Instruments–0.94%
FLIR Systems, Inc.	1,006,300	28,659,424

Electronic Manufacturing Services–6.94%
Flextronics International Ltd. (Singapore)(b)	7,308,500	57,664,065
Jabil Circuit, Inc.	2,400,600	50,076,516
KEMET Corp.(b)(c)	3,744,102	21,229,058
Methode Electronics, Inc.	1,066,089	27,270,557
Sanmina Corp.(b)	3,797,060	55,285,194
		211,525,390

Health Care Equipment–1.05%
Integra LifeSciences Holdings Corp.(b)	700,400	32,064,312

	Shares	Value
Health Care Facilities–2.91%
Brookdale Senior Living Inc.(b)	2,154,700	$58,349,276
Universal Health Services, Inc.–Class B	377,900	30,443,624
		88,792,900

Health Care Services–0.71%
AMN Healthcare Services, Inc.(b)	883,181	10,951,445
ExamWorks Group Inc.(b)	418,145	10,809,048
		21,760,493

Health Care Supplies–3.16%
Alere, Inc.(b)	2,851,023	96,165,006

Human Resource & Employment Services–3.06%
Manpower, Inc.	1,192,873	93,163,381

Industrial Conglomerates–1.16%
McDermott International, Inc.(b)	4,990,900	35,285,663

Industrial Machinery–1.33%
Briggs & Stratton Corp.	1,584,700	29,063,398
ESCO Technologies Inc.	319,695	11,534,596
		40,597,994

Investment Banking & Brokerage–5.59%
E*TRADE Financial Corp.(b)	5,461,200	92,348,892
FBR & Co.(b)	32,123	851,259
LPL Financial Holdings, Inc.	1,892,400	77,096,376
		170,296,527

IT Consulting & Other Services–2.53%
CIBER, Inc.(b)(c)	6,751,300	21,941,725
iGATE Corp.(b)	1,732,830	55,173,307
		77,115,032

Leisure Products–1.83%
Callaway Golf Co.(c)	4,772,338	40,230,809
JAKKS Pacific, Inc.(c)	2,423,100	15,604,764
		55,835,573

Life & Health Insurance–2.15%
CNO Financial Group, Inc.	4,201,888	65,465,415

Life Sciences Tools & Services–1.30%
PerkinElmer, Inc.	1,039,400	39,538,776

Office Services & Supplies–0.97%
ACCO Brands Corp.(b)	5,042,712	29,499,865

Oil & Gas Equipment & Services–2.28%
Global Geophysical Services, Inc.(b)	1,634,500	3,906,455
ION Geophysical Corp.(b)	6,114,743	28,372,408
Superior Energy Services, Inc.(b)	1,386,080	37,188,526
		69,467,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Value Fund

	Shares	Value
Oil & Gas Exploration & Production–1.88%
Goodrich Petroleum Corp.(b)(c)	2,445,612	$57,202,865

Paper Packaging–2.63%
Sealed Air Corp.	2,651,273	80,015,419

Property & Casualty Insurance–0.19%
Argo Group International Holdings, Ltd.	141,574	5,943,277

Regional Banks–6.49%
Capital Bank Financial Corp.–Class A(b)	38,277	850,515
First Horizon National Corp.	5,922,967	63,079,599
First Niagara Financial Group, Inc.	5,115,812	56,427,406
Zions Bancorp.	2,724,000	77,279,880
		197,637,400

Reinsurance–2.68%
Reinsurance Group of America, Inc.	412,494	29,361,323
Validus Holdings, Ltd. (Bermuda)	1,320,400	52,129,392
		81,490,715

Research & Consulting Services–3.06%
Dun & Bradstreet Corp. (The)	504,100	54,841,039
Resources Connection Inc.(c)	3,019,514	38,528,999
		93,370,038

Semiconductor Equipment–1.62%
Brooks Automation, Inc.	1,606,500	15,486,660
Lam Research Corp.(b)	622,917	33,780,789
		49,267,449

Semiconductors–7.22%
Fairchild Semiconductor International, Inc.(b)	3,545,300	44,918,951

	Shares	Value
Semiconductors–(continued)
Lattice Semiconductor Corp.(b)(c)	10,928,800	$56,064,744
Micrel, Inc.	1,236,700	11,377,640
Microsemi Corp.(b)	1,562,543	39,266,706
ON Semiconductor Corp.(b)	9,656,700	68,176,302
		219,804,343

Specialized Finance–1.87%
NASDAQ OMX Group, Inc. (The)	1,610,100	57,045,843

Steel–2.26%
Allegheny Technologies, Inc.	2,082,800	68,940,680

Technology Distributors–0.98%
CDW Corp.(b)	1,352,174	29,734,306

Trading Companies & Distributors–1.51%
AerCap Holdings N.V.(b)	2,267,470	46,006,966
Total Common Stocks & Other Equity Interests (Cost $2,147,168,141)		2,929,904,771

Money Market Funds–2.92%
Liquid Assets Portfolio–Institutional Class(d)	44,397,692	44,397,692
Premier Portfolio–Institutional Class(d)	44,397,691	44,397,691
Total Money Market Funds (Cost $88,795,383)		88,795,383
TOTAL INVESTMENTS–99.10% (Cost $2,235,963,524)		3,018,700,154
OTHER ASSETS LESS LIABILITIES–0.90%		27,412,748
NET ASSETS–100.00%		$3,046,112,902

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of October 31, 2013 was $295,338,927, which represented 9.70% of the Fund’s Net Assets. See Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2013

Information Technology	21.9%
Industrials	20.5
Financials	19.0
Consumer Discretionary	15.8
Health Care	9.1
Materials	5.7
Energy	4.2
Money Market Funds Plus Other Assets Less Liabilities	3.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Value Fund

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,887,919,650)	$2,634,565,844
Investments in affiliates, at value (Cost $348,043,874)	384,134,310
Total investments, at value (Cost $2,235,963,524)	3,018,700,154
Foreign currencies, at value (Cost $345,681)	296,961
Receivable for:
Investments sold	43,896,487
Fund shares sold	23,175,221
Dividends	76,787
Investment for trustee deferred compensation and retirement plans	55,033
Other assets	71,979
Total assets	3,086,272,622

Liabilities:
Payable for:
Investments purchased	7,539,806
Fund shares reacquired	30,061,352
Accrued fees to affiliates	2,226,338
Accrued trustees’ and officers’ fees and benefits	5,259
Accrued other operating expenses	103,233
Trustee deferred compensation and retirement plans	223,732
Total liabilities	40,159,720
Net assets applicable to shares outstanding	$3,046,112,902

Net assets consist of:
Shares of beneficial interest	$2,017,823,952
Undistributed net investment income (loss)	(4,219,532)
Undistributed net realized gain	249,759,207
Net unrealized appreciation	782,749,275
$3,046,112,902

Net Assets:
Class A	$1,684,426,093
Class B	$29,967,041
Class C	$155,910,313
Class Y	$1,175,809,455

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	76,977,659
Class B	1,567,684
Class C	8,359,098
Class Y	52,615,405
Class A:
Net asset value per share	$21.88
Maximum offering price per share
(Net asset value of $21.88 ÷ 94.50%)	$23.15
Class B:
Net asset value and offering price per share	$19.12
Class C:
Net asset value and offering price per share	$18.65
Class Y:
Net asset value and offering price per share	$22.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Value Fund

Statement of Operations

For the six months ended October 31, 2013

(Unaudited)

Investment income:
Dividends	$10,413,254
Dividends from affiliates	512,831
Total investment income	10,926,085

Expenses:
Advisory fees	9,039,131
Administrative services fees	268,744
Custodian fees	33,602
Distribution fees:
Class A	2,034,010
Class B	150,606
Class C	758,629
Transfer agent fees	2,486,776
Trustees’ and officers’ fees and benefits	80,957
Other	209,878
Total expenses	15,062,333
Less: Fees waived and expense offset arrangement(s)	(74,323)
Net expenses	14,988,010
Net investment income (loss)	(4,061,925)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $52,881)	234,492,056
Foreign currencies	(20,592)
234,471,464
Change in net unrealized appreciation of:
Investment securities	227,774,645
Foreign currencies	12,645
227,787,290
Net realized and unrealized gain	462,258,754
Net increase in net assets resulting from operations	$458,196,829

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	October 31, 2013	April 30, 2013
Operations:
Net investment income (loss)	$(4,061,925)	$(2,426,873)
Net realized gain	234,471,464	175,168,734
Change in net unrealized appreciation	227,787,290	239,394,669
Net increase in net assets resulting from operations	458,196,829	412,136,530

Distributions to shareholders from net realized gains:
Class A	—	(166,908,714)
Class B	—	(4,213,950)
Class C	—	(19,034,069)
Class Y	—	(94,863,994)
Total distributions from net realized gains	—	(285,020,727)

Share transactions–net:
Class A	(31,522,753)	53,796,586
Class B	(3,233,197)	(6,498,630)
Class C	(6,469,748)	(5,623,331)
Class Y	123,024,375	91,959,557
Net increase in net assets resulting from share transactions	81,798,677	133,634,182
Net increase in net assets	539,995,506	260,749,985

Net assets:
Beginning of period	2,506,117,396	2,245,367,411
End of period (includes undistributed net investment income (loss) of $(4,219,532) and $(157,607), respectively)	$3,046,112,902	$2,506,117,396

Notes to Financial Statements

October 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value

9                         Invesco Small Cap Value Fund

per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

10                         Invesco Small Cap Value Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.67%
Next $500 million	0.645%
Over $1 billion	0.62%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 2.00%, 2.75%, 2.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco amends or continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed prior to the end of each fiscal year.

11                         Invesco Small Cap Value Fund

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2013, the Adviser waived advisory fees of $73,494.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2013, IDI advised the Fund that IDI retained $14,362 in front-end sales commissions from the sale of Class A shares and $5, $7,743 and $2,391 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,973,546,353	$45,153,801	$—	$3,018,700,154

12                         Invesco Small Cap Value Fund

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended October 31, 2013.

	Value 04/30/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 10/31/13	Interest/ Dividend Income
Aegion Corp.	$45,752,555	$—	$—	$(1,216,592)	$—	$44,535,963	$—
AMN Healthcare Services, Inc.(a)	51,501,285	—	(43,321,257)	(18,364,137)	21,135,554	10,951,445	—
Callaway Golf Co.	25,380,987	6,509,860	—	8,339,962	—	40,230,809	87,579
CIBER, Inc.	28,760,538	—	—	(6,818,813)	—	21,941,725	—
FBR & Co.(a)	15,351,356	—	(19,985,410)	(4,863,272)	10,348,585	851,259	—
Goodrich Petroleum Corp.	31,890,780	—	—	25,312,085	—	57,202,865	—
JAKKS Pacific, Inc.	—	16,659,499	—	(1,054,735)	—	15,604,764	—
KEMET Corp.	14,852,943	6,059,100	—	317,015	—	21,229,058	—
Lattice Semiconductor Corp.	50,818,920	—	—	5,245,824	—	56,064,744	—
Methode Electronics, Inc.(a)	36,479,112	—	(32,209,191)	5,927,522	17,073,114	27,270,557	228,899
Resources Connection Inc.	34,301,679	—	—	4,227,320	—	38,528,999	392,537
Sanmina Corp.(a)	66,259,972	—	(23,511,196)	5,683,762	6,852,656	55,285,194	—
Total	$401,350,127	$29,228,459	$(119,027,054)	$22,735,941	$55,409,909	$389,697,382	$709,015

(a)	As of October 31, 2013, this security is no longer considered an affiliated of the fund.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2013, the Fund engaged in securities purchases of $11,311,610 and securities sales of $158,545, which resulted in net realized gains of $52,881.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $829.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

13                         Invesco Small Cap Value Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforward with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2017	$2,010,044	$—	$2,010,044

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small-Mid Cap Value Fund (the “Target Funds”) into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2013 was $588,894,739 and $533,993,943, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$844,355,588
Aggregate unrealized (depreciation) of investment securities	(68,664,340)
Net unrealized appreciation of investment securities	$775,691,248

Cost of investments for tax purposes is $2,243,008,906.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended October 31, 2013(a)		Year ended April 30, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	9,587,452	$197,736,974	15,727,724	$276,682,663
Class B	20,824	373,586	20,194	315,878
Class C	300,534	5,286,566	450,135	6,836,291
Class Y	11,109,552	235,425,997	11,231,155	201,965,012

Issued as reinvestment of dividends:
Class A	—	—	10,027,140	155,922,027
Class B	—	—	284,420	3,888,017
Class C	—	—	1,340,015	17,875,804
Class Y	—	—	5,742,916	90,967,796

Automatic conversion of Class B shares to Class A shares:
Class A	80,122	1,634,679	338,255	5,805,598
Class B	(91,552)	(1,634,679)	(378,133)	(5,805,598)

Reacquired:
Class A	(11,145,196)	(230,894,406)	(22,156,478)	(384,613,702)
Class B	(109,660)	(1,972,104)	(314,321)	(4,896,927)
Class C	(668,452)	(11,756,314)	(2,008,422)	(30,335,426)
Class Y	(5,329,218)	(112,401,622)	(11,323,825)	(200,973,251)
Net increase in share activity	3,754,406	$81,798,677	8,980,775	$133,634,182

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Small Cap Value Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income		Distributions from net realized gains	Total distributions		Net asset value, end of period(b)	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/13	$18.53	$(0.03)		$3.38	$3.35	$—		$—	$—		$21.88	18.08	%(d)	$1,684,426	1.09	%(e)	1.10	%(e)	(0.32	)%(e)	20%
Year ended 04/30/13	17.80	(0.02	)(f)	3.17	3.15	—		(2.42)	(2.42)		18.53	20.27	(d)	1,454,001	1.12		1.15		(0.13	)(f)	35
Year ended 04/30/12	19.71	(0.04)		(0.75)	(0.79)	—		(1.12)	(1.12)		17.80	(3.18	)(d)	1,326,668	1.03		1.17		(0.24)		50
One month ended 04/30/11	19.17	(0.01)		0.55	0.54	—		—	—		19.71	2.82	(d)	1,067,286	1.33	(g)	1.36	(g)	(0.84	)(g)	5
Year ended 03/31/11	16.06	(0.03)		3.75	3.72	—		(0.61)	(0.61)		19.17	23.46	(d)	1,045,598	1.19		1.18		(0.19)		67
Year ended 03/31/10	9.56	(0.05)		6.55	6.50	(0.00	)(h)	—	(0.00	)(h)	16.06	68.04	(i)	675,936	1.25		1.25		(0.38)		28
Year ended 03/31/09	14.41	0.05		(4.83)	(4.78)	(0.03)		(0.04)	(0.07)		9.56	(33.21	)(i)	225,016	1.34		1.34		0.40		63
Class B
Six months ended 10/31/13	16.25	(0.10)		2.97	2.87	—		—	—		19.12	17.66	(d)	29,967	1.84	(e)	1.85	(e)	(1.07	)(e)	20
Year ended 04/30/13	16.01	(0.13	)(f)	2.79	2.66	—		(2.42)	(2.42)		16.25	19.44	(d)	28,408	1.81		1.90		(0.82	)(f)	35
Year ended 04/30/12	17.91	(0.08)		(0.70)	(0.78)	—		(1.12)	(1.12)		16.01	(3.45	)(d)	34,194	1.33		1.81		(0.54)		50
One month ended 04/30/11	17.42	(0.01)		0.50	0.49	—		—	—		17.91	2.81	(d)(j)	40,226	1.33	(g)(j)	1.36	(g)(j)	(0.84	)(g)(j)	5
Year ended 03/31/11	14.69	(0.09)		3.43	3.34	—		(0.61)	(0.61)		17.42	23.07	(d)(j)	40,485	1.57	(j)	1.56	(j)	(0.57	)(j)	67
Year ended 03/31/10	8.77	(0.09)		6.01	5.92	—		—	—		14.69	67.50	(k)(l)	49,140	1.62	(l)	1.62	(l)	(0.78	)(l)	28
Year ended 03/31/09	13.24	0.02		(4.44)	(4.42)	(0.01)		(0.04)	(0.05)		8.77	(33.39	)(k)(l)	37,961	1.51	(l)	1.51	(l)	0.16	(l)	63
Class C
Six months ended 10/31/13	15.86	(0.10)		2.89	2.79	—		—	—		18.65	17.59	(d)	155,910	1.84	(e)	1.85	(e)	(1.07	)(e)	20
Year ended 04/30/13	15.69	(0.13	)(f)	2.72	2.59	—		(2.42)	(2.42)		15.86	19.39	(d)	138,382	1.87		1.90		(0.88	)(f)	35
Year ended 04/30/12	17.65	(0.15)		(0.69)	(0.84)	—		(1.12)	(1.12)		15.69	(3.85	)(d)	140,342	1.76		1.90		(0.97)		50
One month ended 04/30/11	17.17	(0.02)		0.50	0.48	—		—	—		17.65	2.80	(d)	148,624	2.08	(g)	2.11	(g)	(1.59	)(g)	5
Year ended 03/31/11	14.55	(0.14)		3.37	3.23	—		(0.61)	(0.61)		17.17	22.52	(d)	146,633	1.94		1.93		(0.94)		67
Year ended 03/31/10	8.72	(0.14)		5.97	5.83	—		—	—		14.55	66.86	(m)	109,871	2.00		2.00		(1.14)		28
Year ended 03/31/09	13.23	(0.04)		(4.43)	(4.47)	—		(0.04)	(0.04)		8.72	(33.76	)(m)	50,495	2.10		2.10		(0.36)		63
Class Y(n)
Six months ended 10/31/13	18.90	(0.01)		3.46	3.45	—		—	—		22.35	18.25	(d)	1,175,809	0.84	(e)	0.85	(e)	(0.07	)(e)	20
Year ended 04/30/13	18.07	0.02	(f)	3.23	3.25	—		(2.42)	(2.42)		18.90	20.54	(d)	885,327	0.87		0.90		0.12	(f)	35
Year ended 04/30/12	19.94	0.00		(0.75)	(0.75)	—		(1.12)	(1.12)		18.07	(2.93	)(d)	744,163	0.78		0.92		0.01		50
One month ended 04/30/11	19.38	(0.01)		0.57	0.56	—		—	—		19.94	2.89	(d)	192,429	1.08	(g)	1.11	(g)	(0.59	)(g)	5
Year ended 03/31/11	16.19	0.01		3.79	3.80	—		(0.61)	(0.61)		19.38	23.77	(d)	178,627	0.94		0.93		0.06		67
Year ended 03/31/10	9.63	(0.02)		6.61	6.59	(0.03)		—	(0.03)		16.19	68.43	(o)	128,802	1.00		1.00		(0.13)		28
Year ended 03/31/09	14.53	0.08		(4.88)	(4.80)	(0.06)		(0.04)	(0.10)		9.63	(33.09	)(o)	32,407	1.09		1.09		0.63		63

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, for fiscal years ended April 30, 2013 and prior.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $983,090,206 and sold of $586,342,254 in the effort to realign the Fund’s portfolio holdings after the reorganization of the Target Funds into the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,613,943, $29,876, $150,408 and $1,037,368 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividends are $(0.06) and (0.35)%, $(0.17) and (1.04)%, $(0.17) and (1.10)% and $(0.02) and (0.10)% for Class A, Class B, Class C and Class Y shares, respectively.
(g)	Annualized.
(h)	Amount is less than $0.01 per share.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% and 0.63% for the period April 1, 2011 to April 30, 2011 and the year ended March 31, 2011, respectively.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(m)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(n)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(o)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

15                         Invesco Small Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,180.80	$5.99	$1,019.71	$5.55	1.09%
B	1,000.00	1,176.60	10.09	1,015.93	9.35	1.84
C	1,000.00	1,175.90	10.09	1,015.93	9.35	1.84
Y	1,000.00	1,182.50	4.62	1,020.97	4.28	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2013 through October 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Small Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Small Cap Value Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper

17                         Invesco Small Cap Value Fund

performance universe and against the Lipper Small-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds in a manner substantially similar to the management of the Fund.

The Board considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to one client account with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Small Cap Value Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-SCV-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	October 31, 2013

Invesco Value Opportunities Fund

Nasdaq:

A: VVOAX  ■  B: VVOBX  ■  C: VVOCX  ■  R: VVORX  ■  Y: VVOIX

■  R5: VVONX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/13 to 10/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.20%
Class B Shares	11.20
Class C Shares	10.71
Class R Shares	10.97
Class Y Shares	11.31
Class R5 Shares	11.34
S&P 500 Index▼ (Broad Market Index)	11.15
Russell 3000 Value Index■ (Style-Specific Index)	10.58
Lipper Multi-Cap Value Funds Index¿ (Peer Group Index)	12.64

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

  ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 3000® Value Index is an unmanaged index considered representative of US value stocks. The Russell 3000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Multi-Cap Value Funds Index is an unmanaged index considered representative of multicap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Value Opportunities Fund

Average Annual Total Returns
As of 10/31/13, including maximum applicable sales charges

Class A Shares
Inception (6/25/01)	4.66%
10 Years	5.68
5 Years	13.38
1 Year	19.71

Class B Shares
Inception (6/25/01)	4.62%
10 Years	5.72
5 Years	14.05
1 Year	21.73

Class C Shares
Inception (6/25/01)	4.37%
10 Years	5.53
5 Years	13.86
1 Year	24.66

Class R Shares
10 Years	6.01%
5 Years	14.39
1 Year	26.27

Class Y Shares
Inception (3/23/05)	4.92%
5 Years	14.93
1 Year	26.93

Class R5 Shares
10 Years	6.42%
5 Years	15.00
1 Year	27.34

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Value Opportunities Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Value Opportunities Fund (renamed Invesco Value Opportunities Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Value Opportunities Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 9/30/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/25/01)	4.33%
10 Years	5.61
5 Years	8.16
1 Year	14.15

Class B Shares
Inception (6/25/01)	4.30%
10 Years	5.64
5 Years	8.72
1 Year	15.81

Class C Shares
Inception (6/25/01)	4.05%
10 Years	5.47
5 Years	8.62
1 Year	18.91

Class R Shares
10 Years	5.95%
5 Years	9.11
1 Year	20.56

Class Y Shares
Inception (3/23/05)	4.44%
5 Years	9.63
1 Year	21.01

Class R5 Shares
10 Years	6.35%
5 Years	9.67
1 Year	21.43

    Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.27%, 1.27%, 1.97%, 1.52%, 1.02% and 0.74%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Value Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

        The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■ Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Value Opportunities Fund

Schedule of Investments(a)

October 31, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.18%
Advertising–3.40%
Omnicom Group Inc.	489,455	$33,336,780

Apparel Retail–1.09%
Vera Bradley, Inc.(b)(c)	482,300	10,682,945

Asset Management & Custody Banks–1.60%
Bank of New York Mellon Corp. (The)	495,220	15,747,996

Automobile Manufacturers–1.40%
Renault S.A. (France)	157,763	13,789,589

Cable & Satellite–2.28%
Time Warner Cable Inc.	186,102	22,360,155

Coal & Consumable Fuels–2.08%
Peabody Energy Corp.	1,047,029	20,396,125

Computer Hardware–3.31%
Apple Inc.	26,163	13,666,243
Hewlett-Packard Co.	770,861	18,785,883
		32,452,126

Department Stores–4.21%
Macy’s, Inc.	515,672	23,777,636
Nordstrom, Inc.	289,300	17,493,971
		41,271,607

Diversified Banks–6.70%
Comerica Inc.	278,435	12,056,235
U.S. Bancorp	382,638	14,295,356
Wells Fargo & Co.	922,825	39,395,399
		65,746,990

Electronic Components–1.43%
Corning Inc.	818,700	13,991,583

Food Retail–1.94%
Kroger Co. (The)	444,372	19,036,897

General Merchandise Stores–1.39%
Target Corp.	210,842	13,660,453

Household Products–1.66%
Procter & Gamble Co. (The)	201,660	16,284,045

Industrial Conglomerates–2.13%
General Electric Co.	799,845	20,907,948

Integrated Oil & Gas–13.86%
Chevron Corp.	289,929	34,779,883
Exxon Mobil Corp.	134,482	12,052,277
Petroleo Brasileiro S.A.–ADR (Brazil)	1,530,541	26,677,329
Royal Dutch Shell PLC–ADR (United Kingdom)	565,888	37,722,094
Total S.A.–ADR (France)	405,500	24,808,490
		136,040,073

	Shares	Value
Investment Banking & Brokerage–3.58%
Goldman Sachs Group, Inc. (The)	92,287	$14,845,287
Morgan Stanley	707,620	20,329,922
		35,175,209

Life & Health Insurance–5.53%
Aflac, Inc.	237,700	15,445,746
MetLife, Inc.	382,000	18,072,420
Unum Group	652,374	20,706,351
		54,224,517

Managed Health Care–4.29%
UnitedHealth Group Inc.	358,443	24,467,319
WellPoint, Inc.	207,658	17,609,399
		42,076,718

Marine–0.52%
Diana Shipping Inc. (Greece)(c)	449,614	5,098,623

Oil & Gas Drilling–1.00%
Noble Corp.	260,277	9,812,443

Other Diversified Financial Services–10.58%
Bank of America Corp.	1,513,866	21,133,569
Citigroup Inc.	598,821	29,210,488
ING US Inc.	46,701	1,448,665
JPMorgan Chase & Co.	1,008,664	51,986,543
		103,779,265

Pharmaceuticals–4.51%
Bristol-Myers Squibb Co.	274,105	14,395,995
Novartis AG (Switzerland)	212,300	16,456,029
Pfizer Inc.	437,400	13,419,432
		44,271,456

Property & Casualty Insurance–7.42%
Allied World Assurance Co. Holdings AG	118,501	12,832,473
Allstate Corp. (The)	467,319	24,795,946
Aspen Insurance Holdings Ltd.	576,324	22,482,399
Chubb Corp. (The)	138,280	12,732,823
		72,843,641

Steel–1.31%
POSCO–ADR (South Korea)	172,104	12,814,864

Systems Software–1.52%
Oracle Corp.	444,800	14,900,800

Technology Distributors–1.08%
CDW Corp.(c)	484,019	10,643,578

Wireless Telecommunication Services–1.36%
Vodafone Group PLC–ADR (United Kingdom)	363,189	13,372,619
Total Common Stocks & Other Equity Interests (Cost $666,280,750)		894,719,045

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Value Opportunities Fund

	Shares	Value
Money Market Funds–8.69%
Liquid Assets Portfolio–Institutional Class(d)	42,620,970	$42,620,970
Premier Portfolio–Institutional Class(d)	42,620,970	42,620,970
Total Money Market Funds (Cost $85,241,940)		85,241,940
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.87% (Cost $751,522,690)		979,960,985

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.85%
Liquid Asset Portfolio–Institutional Class (Cost $8,312,338)(d)(e)	8,312,338	8,312,338
TOTAL INVESTMENTS–100.72% (Cost $759,835,028)		988,273,323
OTHER ASSETS LESS LIABILITIES–(0.72)%		(7,054,128)
NET ASSETS–100.00%		$981,219,195

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2013.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2013

Financials	35.4%
Energy	16.9
Consumer Discretionary	13.8
Health Care	8.8
Information Technology	7.3
Consumer Staples	3.6
Industrials	2.7
Telecommunication Services	1.4
Materials	1.3
Money Market Funds Plus Other Assets Less Liabilities	8.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Value Opportunities Fund

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $666,280,750)*	$894,719,045
Investments in affiliated money market funds, at value and cost	93,554,278
Total investments, at value (Cost $759,835,028)	988,273,323
Foreign currencies, at value (Cost $1,516,495)	1,494,046
Receivable for:
Investments sold	1,412,564
Fund shares sold	262,904
Dividends	436,684
Investment for trustee deferred compensation and retirement plans	116,045
Other assets	37,858
Total assets	992,033,424

Liabilities:
Payable for:
Fund shares reacquired	1,023,050
Collateral upon return of securities loaned	8,312,338
Accrued fees to affiliates	838,523
Accrued trustees’ and officers’ fees and benefits	3,093
Accrued other operating expenses	82,889
Trustee deferred compensation and retirement plans	554,336
Total liabilities	10,814,229
Net assets applicable to shares outstanding	$981,219,195

Net assets consist of:
Shares of beneficial interest	$926,252,014
Undistributed net investment income	13,618,859
Undistributed net realized gain (loss)	(187,067,525)
Net unrealized appreciation	228,415,847
$981,219,195

Net Assets:
Class A	$786,088,269
Class B	$48,275,515
Class C	$107,944,779
Class R	$21,973,783
Class Y	$14,600,660
Class R5	$2,336,189

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	59,114,872
Class B	3,682,611
Class C	8,351,743
Class R	1,657,824
Class Y	1,098,726
Class R5	174,983
Class A:
Net asset value per share	$13.30
Maximum offering price per share
(Net asset value of $13.30 ÷ 94.50%)	$14.07
Class B:
Net asset value and offering price per share	$13.11
Class C:
Net asset value and offering price per share	$12.92
Class R:
Net asset value and offering price per share	$13.25
Class Y:
Net asset value and offering price per share	$13.29
Class R5:
Net asset value and offering price per share	$13.35

*	At October 31, 2013, securities with an aggregate value of $8,005,143 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Value Opportunities Fund

Statement of Operations

For the six months ended October 31, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $392,914)	$10,621,234
Dividends from affiliated money market funds (includes securities lending income of $406,259)	431,270
Total investment income	11,052,504

Expenses:
Advisory fees	3,228,158
Administrative services fees	124,345
Custodian fees	12,741
Distribution fees:
Class A	972,148
Class B	63,092
Class C	515,832
Class R	53,076
Transfer agent Fees — A, B, C, R and Y	1,324,644
Transfer agent fees — R5	881
Trustees’ and officers’ fees and benefits	36,496
Other	155,388
Total expenses	6,486,801
Less: Fees waived and expense offset arrangement(s)	(63,018)
Net expenses	6,423,783
Net investment income	4,628,721

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	53,689,033
Foreign currencies	(310,891)
53,378,142
Change in net unrealized appreciation (depreciation) of:
Investment securities	42,936,326
Foreign currencies	(34,926)
42,901,400
Net realized and unrealized gain	96,279,542
Net increase in net assets resulting from operations	$100,908,263

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Value Opportunities Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	October 31, 2013	April 30, 2013
Operations:
Net investment income	$4,628,721	$9,631,581
Net realized gain	53,378,142	102,972,347
Change in net unrealized appreciation	42,901,400	36,710,476
Net increase in net assets resulting from operations	100,908,263	149,314,404

Distributions to shareholders from net investment income:
Class A	—	(6,676,577)
Class B	—	(547,171)
Class C	—	(254,252)
Class R	—	(132,803)
Class Y	—	(136,277)
Class R5	—	(60,144)
Total distributions from net investment income	—	(7,807,224)

Distributions to shareholders from net realized gains:
Class A	—	(727,999)
Class B	—	(58,455)
Class C	—	(102,626)
Class R	—	(19,447)
Class Y	—	(11,754)
Class R5	—	(4,039)
Total distributions from net realized gains	—	(924,320)

Share transactions–net:
Class A	(44,824,094)	(102,431,631)
Class B	(7,966,056)	(24,998,015)
Class C	(4,510,945)	(15,114,419)
Class R	(475,852)	(2,329,511)
Class Y	352,769	(455,051)
Class R5	77,179	(2,376,165)
Net increase (decrease) in net assets resulting from share transactions	(57,346,999)	(147,704,792)
Net increase (decrease) in net assets	43,561,264	(7,121,932)

Net assets:
Beginning of period	937,657,931	944,779,863
End of period (includes undistributed net investment income of $13,618,859 and $8,990,138, respectively)	$981,219,195	$937,657,931

Notes to Financial Statements

October 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to a contingent deferred sales charge (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective

9                         Invesco Value Opportunities Fund

November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Value Opportunities Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.

Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the

11                         Invesco Value Opportunities Fund

difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $1.5 billion	0.62%
Next $2.5 billion	0.595%
Next $2.5 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2013, the Adviser waived advisory fees of $59,553.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2013, IDI advised the Fund that IDI retained $23,419 in front-end sales commissions from the sale of Class A shares and $19, $14,065 and $1,267 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

12                         Invesco Value Opportunities Fund

For the six months ended October 31, 2013, the Fund incurred $732 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$958,027,705	$30,245,618	$—	$988,273,323

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,465.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryfowards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

13                         Invesco Value Opportunities Fund

The Fund had a capital loss carryforward as of April 30, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2017	$232,459,406	$—	$232,459,406

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Basic Value Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2013 was $71,777,027 and $123,718,979, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$259,909,343
Aggregate unrealized (depreciation) of investment securities	(39,457,310)
Net unrealized appreciation of investment securities	$220,452,033

Cost of investments for tax purposes is $767,821,290.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2013(a)		Year ended April 30, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	1,447,418	$18,361,150	2,582,920	$27,932,294
Class B	38,539	485,941	106,701	1,108,180
Class C	246,753	3,058,435	415,540	4,333,405
Class R	144,287	1,821,517	279,577	3,006,330
Class Y	146,354	1,865,484	208,198	2,256,693
Class R5	18,964	244,860	10,809	118,998

Issued as reinvestment of dividends:
Class A	—	—	663,265	6,964,285
Class B	—	—	56,942	589,348
Class C	—	—	32,513	333,901
Class R	—	—	14,514	152,250
Class Y	—	—	12,746	133,446
Class R5	—	—	6,102	64,074

Automatic conversion of Class B shares to Class A shares:
Class A	414,656	5,262,595	1,612,976	17,025,303
Class B	(420,656)	(5,262,595)	(1,635,311)	(17,025,303)

Reacquired:
Class A	(5,405,543)	(68,447,839)	(14,529,395)	(154,353,513)
Class B	(255,730)	(3,189,402)	(899,252)	(9,670,240)
Class C	(613,121)	(7,569,380)	(1,922,187)	(19,781,725)
Class R	(183,791)	(2,297,369)	(515,239)	(5,488,091)
Class Y	(119,233)	(1,512,715)	(267,409)	(2,845,190)
Class R5	(13,202)	(167,681)	(241,524)	(2,559,237)
Net increase (decrease) in share activity	(4,554,305)	$(57,346,999)	(14,007,514)	$(147,704,792)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Value Opportunities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/13	$11.97	$0.07	$1.26	$1.33	$—	$—	$—	$13.30	11.11	%(c)	$786,088	1.24	%(d)	1.25	%(d)	1.03	%(d)	8%
Year ended 04/30/13	10.24	0.12	1.72	1.84	(0.10)	(0.01)	(0.11)	11.97	18.15	(c)	749,819	1.26		1.27		1.14		15
Year ended 04/30/12	10.18	0.09	(0.03)	0.06	(0.00)	—	(0.00)	10.24	0.60	(c)	740,384	1.40		1.40		0.92		46
One month ended 04/30/11	9.98	(0.00)	0.20	0.20	—	—	—	10.18	2.00	(c)	44,328	1.40	(e)	1.98	(e)	(0.51	)(e)	2
Year ended 03/31/11	8.95	0.06	1.06	1.12	(0.09)	—	(0.09)	9.98	12.61	(c)	43,855	1.42		1.47		0.68		80
Year ended 03/31/10	5.84	0.06	3.12	3.18	(0.07)	—	(0.07)	8.95	54.55	(f)	53,983	1.44		1.44		0.72		13
Year ended 03/31/09	9.77	0.09	(3.94)	(3.85)	(0.08)	—	(0.08)	5.84	(39.47	)(f)	43,175	1.41		1.41		1.11		34
Class B
Six months ended 10/31/13	11.80	0.07	1.24	1.31	—	—	—	13.11	11.10	(c)(g)	48,276	1.24	(d)(g)	1.25	(d)(g)	1.03	(d)(g)	8
Year ended 04/30/13	10.09	0.12	1.70	1.82	(0.10)	(0.01)	(0.11)	11.80	18.25	(c)(g)	50,968	1.26	(g)	1.27	(g)	1.14	(g)	15
Year ended 04/30/12	10.04	0.09	(0.04)	0.05	—	—	—	10.09	0.50	(c)(g)	67,547	1.38	(g)	1.38	(g)	0.94	(g)	46
One month ended 04/30/11	9.84	(0.00)	0.20	0.20	—	—	—	10.04	2.03	(c)(g)	7,331	1.46	(e)(g)	2.04	(e)(g)	(0.57	)(e)(g)	2
Year ended 03/31/11	8.79	0.01	1.04	1.05	—	—	—	9.84	11.95	(c)(g)	7,392	1.99	(g)	2.04	(g)	0.11	(g)	80
Year ended 03/31/10	5.73	(0.00)	3.06	3.06	—	—	—	8.79	53.40	(f)	8,629	2.19		2.19		(0.03)		13
Year ended 03/31/09	9.54	0.03	(3.84)	(3.81)	—	—	—	5.73	(39.94	)(f)	9,097	2.17		2.17		0.34		34
Class C
Six months ended 10/31/13	11.67	0.02	1.23	1.25	—	—	—	12.92	10.71	(c)(g)	107,945	1.97	(d)(g)	1.98	(d)(g)	0.30	(d)(g)	8
Year ended 04/30/13	9.99	0.05	1.67	1.72	(0.03)	(0.01)	(0.04)	11.67	17.26	(c)(g)	101,772	1.96	(g)	1.97	(g)	0.44	(g)	15
Year ended 04/30/12	10.00	0.02	(0.03)	(0.01)	—	—	—	9.99	(0.10	)(c)(g)	101,785	2.11	(g)	2.11	(g)	0.21	(g)	46
One month ended 04/30/11	9.80	(0.01)	0.21	0.20	—	—	—	10.00	2.04	(c)(g)	8,021	2.07	(e)(g)	2.65	(e)(g)	(1.18	)(e)(g)	2
Year ended 03/31/11	8.77	0.01	1.03	1.04	(0.01)	—	(0.01)	9.80	11.81	(c)(g)	8,033	2.06	(g)	2.11	(g)	0.04	(g)	80
Year ended 03/31/10	5.73	0.00	3.06	3.06	(0.02)	—	(0.02)	8.77	53.42	(f)(g)	9,337	2.18	(g)	2.18	(g)	(0.02	)(g)	13
Year ended 03/31/09	9.55	0.03	(3.84)	(3.81)	(0.01)	—	(0.01)	5.73	(39.90	)(f)(g)	7,791	2.10	(g)	2.10	(g)	0.43	(g)	34
Class R
Six months ended 10/31/13	11.94	0.05	1.26	1.31	—	—	—	13.25	10.97	(c)	21,974	1.49	(d)	1.50	(d)	0.78	(d)	8
Year ended 04/30/13	10.22	0.09	1.72	1.81	(0.08)	(0.01)	(0.09)	11.94	17.80	(c)	20,272	1.51		1.52		0.89		15
Year ended 04/30/12(h)	9.89	0.07	0.26	0.33	(0.00)	—	(0.00)	10.22	3.35	(c)	19,599	1.65	(e)	1.65	(e)	0.67	(e)	46
Class Y(i)
Six months ended 10/31/13	11.94	0.08	1.27	1.35	—	—	—	13.29	11.31	(c)	14,601	0.99	(d)	1.00	(d)	1.28	(d)	8
Year ended 04/30/13	10.22	0.15	1.71	1.86	(0.13)	(0.01)	(0.14)	11.94	18.39	(c)	12,799	1.01		1.02		1.39		15
Year ended 04/30/12	10.14	0.11	(0.03)	0.08	(0.00)	—	(0.00)	10.22	0.80	(c)	11,424	1.15		1.15		1.17		46
One month ended 04/30/11	9.93	(0.00)	0.21	0.21	—	—	—	10.14	2.11	(c)	4,826	1.15	(e)	1.73	(e)	(0.26	)(e)	2
Year ended 03/31/11	8.94	0.08	1.05	1.13	(0.14)	—	(0.14)	9.93	12.75	(c)	4,757	1.17		1.22		0.93		80
Year ended 03/31/10	5.83	0.07	3.13	3.20	(0.09)	—	(0.09)	8.94	54.98	(f)	50,475	1.19		1.19		0.96		13
Year ended 03/31/09	9.77	0.11	(3.94)	(3.83)	(0.11)	—	(0.11)	5.83	(39.30	)(f)	35,805	1.17		1.17		1.41		34
Class R5
Six months ended 10/31/13	11.99	0.09	1.27	1.36	—	—	—	13.35	11.34	(c)	2,336	0.80	(d)	0.81	(d)	1.47	(d)	8
Year ended 04/30/13	10.26	0.18	1.73	1.91	(0.17)	(0.01)	(0.18)	11.99	18.82	(c)	2,029	0.73		0.74		1.67		15
Year ended 04/30/12(h)	9.85	0.14	0.27	0.41	(0.00)	—	(0.00)	10.26	4.18	(c)	4,040	0.81	(e)	0.81	(e)	1.51	(e)	46

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $846,280,438 and sold of $257,706,685 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Basic Value Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $771,378, $50,062, $105,435, $21,057, $13,631 and $2,186 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period for all classes. Does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (“CDSC”) on Class A shares, maximum CDSC of 5% on Class B shares or maximum CDSC of 1% on Class C shares. On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions of Class A shares made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% on Class A shares and up to 1% on Class B and Class C shares. Does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares for either class.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% for Class B shares and 0.97% for Class C shares for the six months ended October 31, 2013, 0.25% for Class B shares and 0.95% for Class C shares for the year ended April 30, 2013, 0.23% for Class B shares and 0.96% for Class C shares for the year ended April 30, 2012, 0.31% for Class B shares and 0.92% for Class C shares for the period April 1, 2011 to April 30, 2011, 0.82% for Class B shares and 0.89% for Class C shares for the year ended March 31, 2011 and less than 1% for Class C shares for the years ended March 31, 2010 and 2009.
(h)	Commencement date of May 23, 2011.
(i)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

15                         Invesco Value Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,112.00	$6.60	$1,018.95	$6.31	1.24%
B	1,000.00	1,112.00	6.60	1,018.95	6.31	1.24
C	1,000.00	1,107.10	10.46	1,015.27	10.01	1.97
R	1,000.00	1,109.70	7.92	1, 017.69	7.58	1.49
Y	1,000.00	1,113.10	5.27	1,020.21	5.04	0.99
R5	1,000.00	1,113.40	4.26	1,021.17	4.08	0.80

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2013 through October 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Value Opportunities Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

17                         Invesco Value Opportunities Fund

Multi-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective advisory fee rate of one mutual fund with investment strategies comparable to those of the Fund.

Other than the mutual fund described above, the Board noted that Invesco Advisers and its affiliates do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Value Opportunities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-VOPP-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of November 19, 2013 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 9, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 9, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 9, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.